FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA B

Years Ended December 31, 2024 and 2023

Transamerica Life Insurance Company

Separate Account VA B

Financial Statements

Years Ended December 31, 2024 and 2023

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and

Contract Owners of Separate Account VA B

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Separate Account VA B (the Separate Account), as of December 31, 2024, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2024, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Subaccounts

AB Balanced Hedged Allocation Class B Shares (1)	TA BlackRock iShares Edge 40 Service Class (1)

AB Large Cap Growth Class B Shares (1)	TA BlackRock iShares Edge 50 Service Class (1)

AB Relative Value Class B Shares (1)	TA BlackRock iShares Edge 75 Service Class (1)

American Funds - Asset Allocation Class 2 Shares (1)	TA BlackRock iShares Tactical - Balanced Service Class (1)

American Funds - Asset Allocation Class 4 Shares (1)	TA BlackRock iShares Tactical - Conservative Service Class (1)

American Funds - Growth Class 2 Shares (1)	TA BlackRock iShares Tactical - Growth Service Class (1)

American Funds - Growth Class 4 Shares (1)	TA BlackRock Real Estate Securities Initial Class (1)

American Funds - Growth-Income Class 2 Shares (1)	TA BlackRock Real Estate Securities Service Class (1)

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American Funds - Growth-Income Class 4 Shares (1)	TA BlackRock Tactical Allocation Service Class (1)

American Funds - International Class 2 Shares (1)	TA Goldman Sachs 70/30 Service Class (1)

American Funds - International Class 4 Shares (1)	TA Goldman Sachs Managed Risk - Balanced ETF Service Class (1)

American Funds - New World Class 4 Shares (1)	TA Goldman Sachs Managed Risk - Conservative ETF Service Class (1)

American Funds - The Bond Fund of America Class 2 Shares (1)	TA Goldman Sachs Managed Risk - Growth ETF Service Class (1)

American Funds - The Bond Fund of America Class 4 Shares (1)	TA Great Lakes Advisors Large Cap Value Service Class (1)

BlackRock Basic Value V.I. Class I Shares (1)	TA International Focus Initial Class (1)

BlackRock Global Allocation V.I. Class I Shares (1)	TA International Focus Service Class (1)

BlackRock High Yield V.I. Class I Shares (1)	TA Janus Balanced Service Class (1)

Dimensional VA Equity Allocation (1)	TA Janus Mid-Cap Growth Initial Class (1)

Dimensional VA Global Bond (1)	TA Janus Mid-Cap Growth Service Class (1)

Dimensional VA Global Moderate Allocation (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)

Dimensional VA International Small (1)	TA JPMorgan Asset Allocation - Conservative Service Class (1)

Dimensional VA International Value (1)	TA JPMorgan Asset Allocation - Growth Initial Class (1)

Dimensional VA Short-Term Fixed (1)	TA JPMorgan Asset Allocation - Growth Service Class (1)

Dimensional VA U.S. Large Value (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)

Dimensional VA U.S. Targeted Value (1)	TA JPMorgan Asset Allocation - Moderate Service Class (1)

Fidelity® VIP Balanced Service Class 2 (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)

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Fidelity® VIP Consumer Staples Initial Class (1)	TA JPMorgan Asset Allocation - Moderate Growth Service Class (1)

Fidelity® VIP Contrafund® Initial Class (1)	TA JPMorgan Enhanced Index Initial Class (1)

Fidelity® VIP Contrafund® Service Class 2 (1)	TA JPMorgan Enhanced Index Service Class (1)

Fidelity® VIP Energy Service Class 2 (1)	TA JPMorgan International Moderate Growth Initial Class (1)

Fidelity® VIP Equity-Income Initial Class (1)	TA JPMorgan International Moderate Growth Service Class (1)

Fidelity® VIP Equity-Income Service Class 2 (1)	TA JPMorgan Tactical Allocation Service Class (1)

Fidelity® VIP Growth Initial Class (1)	TA Madison Diversified Income Service Class (1)

Fidelity® VIP Growth Service Class 2 (1)	TA Market Participation Strategy Service Class (1)

Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA Morgan Stanley Global Allocation Service Class (1)

Fidelity® VIP Health Care Service Class 2 (1)	TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class (1)

Fidelity® VIP Mid Cap Initial Class (1)	TA MSCI EAFE Index Service Class (1)

Fidelity® VIP Mid Cap Service Class 2 (1)	TA Multi-Managed Balanced Initial Class (1)

Fidelity® VIP Technology Initial Class (1)	TA Multi-Managed Balanced Service Class (1)

Fidelity® VIP Utilities Initial Class (1)	TA PineBridge Inflation Opportunities Service Class (1)

Fidelity® VIP Value Strategies Initial Class (1)	TA ProFunds UltraBear Service Class (OAM) (1)

Fidelity® VIP Value Strategies Service Class 2 (1)	TA S&P 500 Index Initial Class (1)

Franklin Allocation Class 4 Shares (1)	TA S&P 500 Index Service Class (1)

Franklin Income Class 2 Shares (1)	TA Small/Mid Cap Value Initial Class (1)

Franklin Mutual Shares Class 2 Shares (1)	TA Small/Mid Cap Value Service Class (1)

Franklin Templeton Foreign Class 2 Shares (1)	TA T. Rowe Price Small Cap Initial Class (1)

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

Invesco V.I. American Franchise Series II Shares (1)	TA T. Rowe Price Small Cap Service Class (1)

Janus Henderson - Enterprise Service Shares (1)	TA TSW International Equity Initial Class (1)

Janus Henderson - Global Research Service Shares (1)	TA TSW International Equity Service Class (1)

Janus Henderson - Mid Cap Value Service Shares (1)	TA TSW Mid Cap Value Opportunities Service Class (1)

MFS® New Discovery Service Class (1)	TA WMC US Growth Initial Class (1)

MFS® Total Return Service Class (1)	TA WMC US Growth Service Class (1)

NVIT Emerging Markets Class D Shares (1)	Vanguard® Balanced (1)

State Street Total Return V.I.S. Class 3 Shares (1)	Vanguard® Capital Growth (1)

TA 60/40 Allocation Service Class (1)	Vanguard® Conservative Allocation (1)

TA Aegon Bond Initial Class (1)	Vanguard® Diversified Value (1)

TA Aegon Bond Service Class (1)	Vanguard® Equity Income (1)

TA Aegon Core Bond Service Class (1)	Vanguard® Equity Index (1)

TA Aegon High Yield Bond Initial Class (1)	Vanguard® Global Bond Index (1)

TA Aegon High Yield Bond Service Class (1)	Vanguard® Growth (1)

TA Aegon Sustainable Equity Income Initial Class (1)	Vanguard® High Yield Bond (1)

TA Aegon Sustainable Equity Income Service Class (1)	Vanguard® International (1)

TA Aegon U.S. Government Securities Initial Class (1)	Vanguard® Mid-Cap Index (1)

TA Aegon U.S. Government Securities Service Class (1)	Vanguard® Moderate Allocation (1)

TA American Funds Managed Risk - Balanced Service Class (1)	Vanguard® Money Market (1)

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TA BlackRock Government Money Market Initial Class (1)	Vanguard® Real Estate Index (1)

TA BlackRock Government Money Market Service Class (1)	Vanguard® Short-Term Investment Grade (1)

TA BlackRock iShares Active Asset Allocation - Conservative Service Class (1)	Vanguard® Total Bond Market Index (1)

TA BlackRock iShares Active Asset Allocation - Moderate Service Class (1)	Vanguard® Total International Stock Market Index (1)

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class (1)	Vanguard® Total Stock Market Index (1)

TA BlackRock iShares Dynamic Allocation - Balanced Service Class (1)	Voya Global Perspectives Class S Shares (1)

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class (1)	Voya Large Cap Value Class S Shares (1)

TA BlackRock iShares Edge 100 Service Class (1)	Wanger Acorn (1)

TA BlackRock iShares Edge 40 Initial Class (1)	Wanger International (1)

(1) Statements of operations and changes in net assets for the year ended December 31, 2024

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant

Ernst & Young LLP 155 North Wacker Drive Chicago, IL 60606-1787	Tel: +1 312 879 2000 Fax: +1 312 879 4000 ey.com

estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the auditor of the Separate Account since 2024.

Chicago, IL

April 18, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA B

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA B indicated in the table below as of December 31, 2023, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA B as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Hedged Allocation Class B Shares (1)	TA BlackRock iShares Edge 50 Service Class (1)
AB Large Cap Growth Class B Shares (1)	TA BlackRock iShares Edge 75 Service Class (1)
AB Relative Value Class B Shares (1)	TA BlackRock Real Estate Securities Initial Class (1)
American Funds - Asset Allocation Class 2 Shares (1)	TA BlackRock Real Estate Securities Service Class (1)
American Funds - Asset Allocation Class 4 Shares (1)	TA BlackRock Tactical Allocation Service Class (1)
American Funds - Growth Class 2 Shares (1)	TA Goldman Sachs 70/30 Service Class (1)
American Funds - Growth Class 4 Shares (1)	TA Goldman Sachs Managed Risk - Balanced ETF Service Class (1)
American Funds - Growth-Income Class 2 Shares (1)	TA Goldman Sachs Managed Risk - Conservative ETF Service Class (1)
American Funds - Growth-Income Class 4 Shares (1)	TA Goldman Sachs Managed Risk - Growth ETF Service Class (1)
American Funds - International Class 2 Shares (1)	TA Great Lakes Advisors Large Cap Value Service Class (1)
American Funds - International Class 4 Shares (1)	TA International Focus Initial Class (1)
American Funds - New World Class 4 Shares (1)	TA International Focus Service Class (1)
American Funds - The Bond Fund of America Class 2 Shares (1)	TA Janus Balanced Service Class (1)
American Funds - The Bond Fund of America Class 4 Shares (1)	TA Janus Mid-Cap Growth Initial Class (1)
BlackRock Basic Value V.I. Class I Shares (1)	TA Janus Mid-Cap Growth Service Class (1)
BlackRock Global Allocation V.I. Class I Shares (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)
BlackRock High Yield V.I. Class I Shares (1)	TA JPMorgan Asset Allocation - Conservative Service Class (1)
DFA VA Equity Allocation (1)	TA JPMorgan Asset Allocation - Growth Initial Class (1)
DFA VA Global Bond (1)	TA JPMorgan Asset Allocation - Growth Service Class (1)

DFA VA Global Moderate Allocation (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
DFA VA International Small (1)	TA JPMorgan Asset Allocation - Moderate Service Class (1)
DFA VA International Value (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
DFA VA Short-Term Fixed (1)	TA JPMorgan Asset Allocation - Moderate Growth Service Class (1)
DFA VA U.S. Large Value (1)	TA JPMorgan Enhanced Index Initial Class (1)
DFA VA U.S. Targeted Value (1)	TA JPMorgan Enhanced Index Service Class (1)
Fidelity® VIP Balanced Service Class 2 (1)	TA JPMorgan International Moderate Growth Initial Class (1)
Fidelity® VIP Consumer Staples Initial Class (1)	TA JPMorgan International Moderate Growth Service Class (1)
Fidelity® VIP Contrafund® Initial Class (1)	TA JPMorgan Mid Cap Value Service Class (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	TA JPMorgan Tactical Allocation Service Class (1)
Fidelity® VIP Energy Service Class 2 (1)	TA Madison Diversified Income Service Class (1)
Fidelity® VIP Equity-Income Initial Class (1)	TA Market Participation Strategy Service Class (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	TA Morgan Stanley Global Allocation Service Class (1)
Fidelity® VIP Growth Initial Class (1)	TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class (1)
Fidelity® VIP Growth Service Class 2 (1)	TA MSCI EAFE Index Service Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA Multi-Managed Balanced Initial Class (1)
Fidelity® VIP Health Care Service Class 2 (1)	TA Multi-Managed Balanced Service Class (1)
Fidelity® VIP Mid Cap Initial Class (1)	TA PIMCO Tactical - Balanced Service Class (1)
Fidelity® VIP Mid Cap Service Class 2 (1)	TA PIMCO Tactical - Conservative Service Class (1)
Fidelity® VIP Technology Initial Class (1)	TA PIMCO Tactical - Growth Service Class (1)
Fidelity® VIP Utilities Initial Class (1)	TA PineBridge Inflation Opportunities Service Class (1)
Fidelity® VIP Value Strategies Initial Class (1)	TA ProFunds UltraBear Service Class (OAM) (1)
Fidelity® VIP Value Strategies Service Class 2 (1)	TA S&P 500 Index Initial Class (2)
Franklin Allocation Class 4 Shares (1)	TA S&P 500 Index Service Class (1)
Franklin Income Class 2 Shares (1)	TA Small/Mid Cap Value Initial Class (1)
Franklin Mutual Shares Class 2 Shares (1)	TA Small/Mid Cap Value Service Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA T. Rowe Price Small Cap Initial Class (1)
Invesco V.I. American Franchise Series II Shares (1)	TA T. Rowe Price Small Cap Service Class (1)
Janus Henderson - Enterprise Service Shares (1)	TA TS&W International Equity Initial Class (1)
Janus Henderson - Global Research Service Shares (1)	TA TS&W International Equity Service Class (1)
Janus Henderson - Mid Cap Value Service Shares (1)	TA WMC US Growth Initial Class (1)
MFS® New Discovery Service Class (1)	TA WMC US Growth Service Class (1)
MFS® Total Return Service Class (1)	Vanguard® Balanced (1)

NVIT Emerging Markets Class D Shares (1)	Vanguard® Capital Growth (1)
State Street Total Return V.I.S. Class 3 Shares (1)	Vanguard® Conservative Allocation (1)
TA 60/40 Allocation Service Class (1)	Vanguard® Diversified Value (1)
TA Aegon Bond Initial Class (1)	Vanguard® Equity Income (1)
TA Aegon Bond Service Class (1)	Vanguard® Equity Index (1)
TA Aegon Core Bond Service Class (1)	Vanguard® Global Bond Index (1)
TA Aegon High Yield Bond Initial Class (1)	Vanguard® Growth (1)
TA Aegon High Yield Bond Service Class (1)	Vanguard® High Yield Bond (1)
TA Aegon Sustainable Equity Income Initial Class (1)	Vanguard® International (1)
TA Aegon Sustainable Equity Income Service Class (1)	Vanguard® Mid-Cap Index (1)
TA Aegon U.S. Government Securities Initial Class (1)	Vanguard® Moderate Allocation (1)
TA Aegon U.S. Government Securities Service Class (1)	Vanguard® Money Market (1)
TA American Funds Managed Risk - Balanced Service Class (1)	Vanguard® Real Estate Index (1)
TA BlackRock Government Money Market Initial Class (1)	Vanguard® Short-Term Investment Grade (1)
TA BlackRock Government Money Market Service Class (1)	Vanguard® Total Bond Market Index (1)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class (1)	Vanguard® Total International Stock Market Index (1)
TA BlackRock iShares Active Asset Allocation - Moderate Service Class (1)	Vanguard® Total Stock Market Index (1)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class (1)	Voya Global Perspectives Class S Shares (1)
TA BlackRock iShares Dynamic Allocation - Balanced Service Class (1)	Voya Large Cap Value Class S Shares (1)
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class (1)	Voya Strategic Allocation Conservative Class S Shares (1)
TA BlackRock iShares Edge 100 Service Class (1)	Voya Strategic Allocation Moderate Class S Shares (1)
TA BlackRock iShares Edge 40 Initial Class (1)	Wanger Acorn (1)
TA BlackRock iShares Edge 40 Service Class (1)	Wanger International (1)

(1)	Statements of operations and changes in net assets for the years ended December 31, 2023 and 2022
(2)	Statements of operations and changes in net assets for the year ended December 31, 2023 and the period May 2, 2022 (commencement of operations) through December 31, 2022

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA B based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA B in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the custodian, the transfer agents, or the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 19, 2024

We have served as the auditor of one or more of the subaccounts of Separate Account VA B since 2014.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

AB Balanced Hedged Allocation Class B Shares	6,941,977.543	$67,245,702	$62,547,218	$79	$62,547,297	15,105,269	$1.749164	$18.224750
AB Large Cap Growth Class B Shares	348,952.116	20,642,675	27,818,463	(168)	27,818,295	5,301,493	4.671545	33.710392
AB Relative Value Class B Shares	8,180,449.508	235,822,619	252,530,476	(62)	252,530,414	41,060,539	2.293599	30.428748
American Funds - Asset Allocation Class 2 Shares	25,072,607.294	591,060,794	643,112,377	(98)	643,112,279	99,785,247	2.558532	24.598933
American Funds - Asset Allocation Class 4 Shares	2,781,443.167	67,032,593	70,676,471	(30)	70,676,441	4,815,607	14.153154	15.393867
American Funds - Growth Class 2 Shares	8,017,328.315	739,804,126	1,008,499,729	(209)	1,008,499,520	34,291,225	5.457114	55.812403
American Funds - Growth Class 4 Shares	2,920,092.900	290,684,933	357,360,969	(76)	357,360,893	16,292,571	21.161152	23.015719
American Funds - Growth-Income Class 2 Shares	9,503,180.688	492,435,385	649,827,495	343	649,827,838	31,429,642	4.041804	39.128351
American Funds - Growth-Income Class 4 Shares	2,487,056.010	144,446,750	166,980,941	17	166,980,958	8,789,306	18.307638	19.912282
American Funds - International Class 2 Shares	10,323,807.766	196,231,246	183,247,588	(226)	183,247,362	27,490,771	1.271996	15.223313
American Funds - International Class 4 Shares	1,980,261.108	36,757,190	34,575,359	(13)	34,575,346	2,838,212	11.741468	12.771178
American Funds - New World Class 4 Shares	749,716.617	19,520,304	19,567,604	(1)	19,567,603	1,444,346	13.053637	14.198201
American Funds - The Bond Fund of America Class 2 Shares	21,421,082.756	228,559,652	195,360,275	77	195,360,352	49,004,751	0.956217	11.164013
American Funds - The Bond Fund of America Class 4 Shares	3,866,294.730	36,703,320	35,067,293	(3)	35,067,290	3,877,079	8.718560	9.483312
BlackRock Basic Value V.I. Class I Shares	1,392,508.814	18,475,923	18,032,989	(86)	18,032,903	3,935,129	3.239089	15.190939
BlackRock Global Allocation V.I. Class I Shares	468,867.752	7,964,274	7,726,941	(15)	7,726,926	2,824,571	2.354567	13.465520
BlackRock High Yield V.I. Class I Shares	369,875.900	2,660,061	2,555,842	14,158	2,570,000	822,784	2.481139	12.161162
Dimensional VA Equity Allocation	133,616.077	1,794,954	2,119,151	(2)	2,119,149	128,815	16.331786	16.496847
Dimensional VA Global Bond	332,431.808	3,314,674	3,237,886	(3)	3,237,883	329,428	9.214372	10.280890
Dimensional VA Global Moderate Allocation	89,453.135	1,345,262	1,462,559	(1)	1,462,558	101,673	14.243227	14.387206
Dimensional VA International Small	85,310.224	1,026,528	988,745	-	988,745	80,831	12.118236	12.240750
Dimensional VA International Value	121,207.995	1,639,204	1,654,489	-	1,654,489	118,829	13.792829	13.932228
Dimensional VA Short-Term Fixed	266,033.416	2,726,269	2,678,956	1	2,678,957	247,352	10.733613	10.842224
Dimensional VA U.S. Large Value	82,487.004	2,742,583	2,684,952	-	2,684,952	181,441	14.681229	14.829645
Dimensional VA U.S. Targeted Value	77,599.130	1,751,919	1,751,412	1	1,751,413	98,484	17.626919	17.805046
Fidelity® VIP Balanced Service Class 2	20,608,865.950	417,465,662	488,224,034	(108)	488,223,926	72,222,769	2.550347	28.694375
Fidelity® VIP Consumer Staples Initial Class	325,959.253	6,379,437	6,362,725	2	6,362,727	449,369	13.585661	14.776508
Fidelity® VIP Contrafund® Initial Class	1,864.798	83,320	108,046	48	108,094	12,541	4.776211	44.928096
Fidelity® VIP Contrafund® Service Class 2	17,983,068.055	781,699,344	998,060,277	9	998,060,286	76,807,430	3.796530	44.083123
Fidelity® VIP Energy Service Class 2	893,937.884	22,779,684	22,375,265	(1)	22,375,264	827,350	26.097957	28.384099
Fidelity® VIP Equity-Income Initial Class	2,212.243	49,397	58,824	(4)	58,820	18,491	2.848185	18.704191
Fidelity® VIP Equity-Income Service Class 2	1,197,449.991	26,381,089	30,534,975	(3)	30,534,972	9,039,595	2.177131	18.717716

See accompanying notes.	11

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

Fidelity® VIP Growth Initial Class	391.617	$30,758	$37,963	$56	$38,019	5,806	$6.322303	$39.952756
Fidelity® VIP Growth Service Class 2	445,693.844	36,964,936	41,333,647	99	41,333,746	7,228,451	4.834282	37.766648
Fidelity® VIP Growth Opportunities Service Class 2	40,997.515	1,975,626	3,294,150	92	3,294,242	433,095	5.665072	44.248317
Fidelity® VIP Health Care Service Class 2	608,483.656	20,928,370	21,668,103	-	21,668,103	1,812,699	11.502718	12.511499
Fidelity® VIP Mid Cap Initial Class	1,873.696	67,559	70,376	-	70,376	7,526	2.934578	29.740706
Fidelity® VIP Mid Cap Service Class 2	10,578,924.840	365,060,031	375,340,253	(520)	375,339,733	39,115,304	2.638174	29.174452
Fidelity® VIP Technology Initial Class	2,406,502.230	81,323,756	100,567,728	29	100,567,757	3,824,445	25.376687	27.600250
Fidelity® VIP Utilities Initial Class	404,379.534	8,771,741	9,773,853	3	9,773,856	574,775	16.367867	17.802782
Fidelity® VIP Value Strategies Initial Class	28,432.967	438,110	440,995	(3)	440,992	44,617	3.234987	29.503731
Fidelity® VIP Value Strategies Service Class 2	15,324,360.554	239,919,650	241,052,192	103	241,052,295	29,942,057	0.669706	28.947691
Franklin Allocation Class 4 Shares	7,799,283.462	41,871,265	42,506,095	(240)	42,505,855	16,287,599	1.805573	14.013335
Franklin Income Class 2 Shares	2,191,097.087	32,162,304	31,464,154	(37)	31,464,117	16,601,541	1.567076	14.257493
Franklin Mutual Shares Class 2 Shares	515,151.134	8,562,308	8,443,327	74	8,443,401	4,548,110	1.571193	14.340596
Franklin Templeton Foreign Class 2 Shares	783,331.328	10,796,556	10,778,639	300	10,778,939	9,975,714	0.934270	11.428542
Invesco V.I. American Franchise Series II Shares	90,205.675	4,945,242	6,458,726	147	6,458,873	1,447,225	3.946531	30.611258
Janus Henderson - Enterprise Service Shares	208,195.133	14,007,025	15,556,340	(271)	15,556,069	3,581,085	2.864952	24.052202
Janus Henderson - Global Research Service Shares	289,646.458	13,467,992	20,266,563	(56)	20,266,507	8,024,909	1.909691	24.015695
Janus Henderson - Mid Cap Value Service Shares	157,806.895	2,444,671	2,790,026	(26)	2,790,000	760,008	2.308033	15.910754
MFS® New Discovery Service Class	2,195,413.979	30,828,712	23,600,700	146	23,600,846	5,843,402	2.468185	19.748948
MFS® Total Return Service Class	1,136,711.551	26,081,000	25,735,150	70	25,735,220	9,976,823	1.809503	15.208557
NVIT Emerging Markets Class D Shares	270.781	2,771	2,924	-	2,924	255	9.906462	11.788930
State Street Total Return V.I.S. Class 3 Shares	2,425,813.656	36,884,121	38,012,500	(1)	38,012,499	10,812,910	1.617623	17.880037
TA 60/40 Allocation Service Class	4,877,356.090	59,373,992	67,844,023	44	67,844,067	8,670,529	1.452882	16.361108
TA Aegon Bond Initial Class	11,122,830.644	122,731,515	105,444,435	182	105,444,617	69,704,767	1.020019	10.119150
TA Aegon Bond Service Class	42,363,664.356	471,752,708	397,794,808	(332)	397,794,476	152,375,845	0.998148	10.912343
TA Aegon Core Bond Service Class	18,631,840.667	251,301,395	213,707,212	(18)	213,707,194	42,423,923	0.939578	11.133938
TA Aegon High Yield Bond Initial Class	6,600,125.292	47,765,070	46,068,875	4	46,068,879	17,223,651	1.457461	15.656923
TA Aegon High Yield Bond Service Class	15,168,906.806	111,499,024	108,305,995	(15)	108,305,980	16,442,169	1.635185	15.252237
TA Aegon Sustainable Equity Income Initial Class	8,920,068.963	172,810,129	186,607,843	174	186,608,017	57,778,153	1.545414	22.026326
TA Aegon Sustainable Equity Income Service Class	5,087,364.577	93,054,228	106,682,035	169	106,682,204	18,974,873	1.625514	21.437961
TA Aegon U.S. Government Securities Initial Class	5,094,588.776	50,726,359	44,934,273	113	44,934,386	32,249,758	0.887212	9.642635
TA Aegon U.S. Government Securities Service Class	15,499,227.795	155,012,024	142,437,903	(206)	142,437,697	45,533,108	0.898966	10.116893

See accompanying notes.	12

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA American Funds Managed Risk - Balanced Service Class	67,483,004.314	$755,607,346	$804,397,411	$(940)	$804,396,471	53,133,659	$13.253208	$16.767254
TA BlackRock Government Money Market Initial Class	105,098,150.193	105,098,147	105,098,150	(513)	105,097,637	98,556,242	0.787249	10.530820
TA BlackRock Government Money Market Service Class	485,239,928.681	485,239,924	485,239,929	(9,992)	485,229,937	141,166,269	0.770134	11.070867
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	19,734,225.540	198,084,093	184,120,324	(81)	184,120,243	57,912,716	1.111921	13.937355
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	77,862,376.713	832,789,427	820,669,451	162	820,669,613	177,251,352	1.197448	14.550945
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	25,538,642.305	271,842,772	291,140,522	(254)	291,140,268	81,093,691	1.183094	14.864067
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	55,546,772.290	642,359,506	623,234,785	(157)	623,234,628	100,335,645	1.152231	14.726859
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	22,095,474.851	269,293,527	285,252,580	(284)	285,252,296	46,390,434	1.400860	16.838102
TA BlackRock iShares Edge 100 Service Class	4,617,734.144	64,444,236	68,296,288	17	68,296,305	3,408,478	16.352379	21.765242
TA BlackRock iShares Edge 40 Initial Class	1,582,385.429	14,687,067	13,988,287	190	13,988,477	7,082,352	1.410701	12.818484
TA BlackRock iShares Edge 40 Service Class	19,602,290.258	180,971,971	171,912,086	(130)	171,911,956	55,692,609	1.132090	14.707992
TA BlackRock iShares Edge 50 Service Class	28,465,140.899	360,722,284	375,739,860	105	375,739,965	26,567,256	12.207678	15.362285
TA BlackRock iShares Edge 75 Service Class	8,960,222.587	125,390,630	131,536,068	69	131,536,137	7,882,702	14.211917	18.256485
TA BlackRock iShares Tactical - Balanced Service Class	30,031,773.501	338,084,029	300,918,370	(119)	300,918,251	69,347,535	1.171813	15.781186
TA BlackRock iShares Tactical - Conservative Service Class	14,621,816.062	163,246,158	142,270,270	(426)	142,269,844	30,147,652	1.072113	14.753459
TA BlackRock iShares Tactical - Growth Service Class	19,550,926.292	211,324,240	202,156,578	229	202,156,807	32,832,220	1.291272	18.199083
TA BlackRock Real Estate Securities Initial Class	2,296,591.190	24,479,822	22,139,139	179	22,139,318	7,858,107	1.105185	12.998281
TA BlackRock Real Estate Securities Service Class	5,827,868.989	65,517,878	60,493,280	(162)	60,493,118	13,623,482	1.042184	12.676683
TA BlackRock Tactical Allocation Service Class	50,543,017.525	750,684,862	752,585,531	490	752,586,021	171,852,939	1.550358	18.739024
TA Goldman Sachs 70/30 Service Class	480,371.252	5,935,303	6,273,649	(1)	6,273,648	427,176	14.127373	15.365810
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	290,635,546.593	3,387,151,227	3,487,626,559	(70)	3,487,626,489	597,355,411	1.260592	16.484773
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	32,963,300.125	396,207,480	371,166,759	(662)	371,166,097	104,615,436	1.185728	14.651472
TA Goldman Sachs Managed Risk - Growth ETF Service Class	141,465,834.903	1,428,164,500	1,609,881,201	(345)	1,609,880,856	364,337,317	1.590940	20.002051
TA Great Lakes Advisors Large Cap Value Service Class	4,724,762.098	57,321,536	63,642,545	(16)	63,642,529	6,280,483	1.468617	16.538195
TA International Focus Initial Class	6,607,663.175	55,248,627	53,654,225	(153)	53,654,072	27,360,881	1.478510	16.129391
TA International Focus Service Class	10,231,218.591	84,988,369	80,928,939	(169)	80,928,770	12,151,674	1.257002	15.720788
TA Janus Balanced Service Class	45,160,550.925	733,098,309	792,567,669	(109)	792,567,560	99,246,021	1.997554	24.843130
TA Janus Mid-Cap Growth Initial Class	1,960,651.698	69,001,159	64,485,834	27	64,485,861	19,769,469	2.624942	29.861814

See accompanying notes.	13

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA Janus Mid-Cap Growth Service Class	6,288,757.117	$203,647,795	$186,713,199	$95	$186,713,294	12,728,662	$2.537022	$29.086894
TA JPMorgan Asset Allocation - Conservative Initial Class	11,483,688.856	111,897,546	102,549,341	126	102,549,467	52,016,413	1.409049	12.547970
TA JPMorgan Asset Allocation - Conservative Service Class	61,991,687.250	607,246,417	545,526,848	(33)	545,526,815	163,052,356	1.240917	14.573166
TA JPMorgan Asset Allocation - Growth Initial Class	20,518,304.655	233,101,347	239,653,798	148	239,653,946	67,361,747	2.427082	20.529064
TA JPMorgan Asset Allocation - Growth Service Class	20,170,479.541	219,532,608	231,557,105	(123)	231,556,982	32,519,299	1.977988	26.693750
TA JPMorgan Asset Allocation - Moderate Initial Class	22,686,217.849	254,221,416	247,279,775	(44)	247,279,731	106,094,265	1.638698	14.028394
TA JPMorgan Asset Allocation - Moderate Service Class	384,763,526.904	4,300,079,733	4,113,122,103	200	4,113,122,303	762,220,255	1.432763	16.859061
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	32,418,381.428	367,733,660	358,547,299	(80)	358,547,219	128,370,190	1.947189	16.270365
TA JPMorgan Asset Allocation - Moderate Growth Service Class	196,920,745.170	2,202,506,769	2,128,713,255	(189)	2,128,713,066	535,520,369	1.619396	20.279534
TA JPMorgan Enhanced Index Initial Class	5,425,208.669	124,584,296	154,998,212	35	154,998,247	25,602,460	3.935475	43.275729
TA JPMorgan Enhanced Index Service Class	4,916,072.360	115,650,503	139,419,812	37	139,419,849	5,997,092	3.635536	42.180816
TA JPMorgan International Moderate Growth Initial Class	12,332.717	113,007	112,598	1	112,599	68,935	1.633411	13.138777
TA JPMorgan International Moderate Growth Service Class	33,755,239.269	323,079,165	304,809,811	(18)	304,809,793	130,009,345	1.053825	14.595258
TA JPMorgan Tactical Allocation Service Class	60,158,531.699	896,467,077	806,124,325	(167)	806,124,158	142,141,496	1.216956	14.396961
TA Madison Diversified Income Service Class	9,757,076.514	122,576,637	108,108,408	64	108,108,472	22,820,095	1.437188	15.398786
TA Market Participation Strategy Service Class	25,021,895.363	277,605,958	283,247,856	(107)	283,247,749	39,853,535	1.842462	22.131590
TA Morgan Stanley Global Allocation Service Class	53,035,701.192	731,335,926	688,403,401	15	688,403,416	196,913,083	1.509533	17.364091
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	27,469,829.582	232,578,953	188,168,333	(127)	188,168,206	17,082,652	9.813122	12.226993
TA MSCI EAFE Index Service Class	5,887,354.189	69,463,074	74,533,904	2	74,533,906	5,763,966	11.746327	13.978293
TA Multi-Managed Balanced Initial Class	5,560,383.063	87,453,624	92,302,359	(163)	92,302,196	22,540,752	2.710422	18.698460
TA Multi-Managed Balanced Service Class	60,158,594.955	899,141,662	966,147,035	143	966,147,178	100,284,431	2.086950	25.668446
TA PineBridge Inflation Opportunities Service Class	9,303,632.680	98,423,301	90,617,382	169	90,617,551	37,141,634	0.942117	11.195146
TA ProFunds UltraBear Service Class (OAM)	1,976,890.251	12,208,169	11,208,968	(956,551)	10,252,417	51,083,774	9.272137	9.323504
TA S&P 500 Index Initial Class	530,099.341	12,083,833	12,966,230	3	12,966,233	883,218	1.439916	14.720455
TA S&P 500 Index Service Class	29,809,883.416	545,409,920	723,485,871	113	723,485,984	29,566,724	22.238416	26.462338
TA Small/Mid Cap Value Initial Class	4,271,211.778	81,487,195	84,655,417	53	84,655,470	9,419,247	2.722870	27.769753
TA Small/Mid Cap Value Service Class	9,552,518.666	175,758,009	180,829,178	43	180,829,221	15,781,524	2.631587	27.050836
TA T. Rowe Price Small Cap Initial Class	8,340,566.816	112,279,582	103,423,029	70	103,423,099	22,276,514	3.323109	33.022676
TA T. Rowe Price Small Cap Service Class	32,932,995.099	375,316,115	348,760,418	43	348,760,461	20,222,145	3.215505	32.199688
TA TSW International Equity Initial Class	4,350,501.283	59,486,715	63,169,279	(17)	63,169,262	26,715,316	1.313703	16.265062
TA TSW International Equity Service Class	3,503,039.986	47,795,660	50,338,685	(3)	50,338,682	7,256,967	1.091979	15.846994
TA TSW Mid Cap Value Opportunities Service Class	16,736,831.283	243,608,443	210,716,706	(215)	210,716,491	22,790,847	2.006373	25.914700

See accompanying notes.	14

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/ from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA WMC US Growth Initial Class	17,545,057.756	$594,414,773	$737,945,129	$89	$737,945,218	140,016,590	$4.196221	$52.943614
TA WMC US Growth Service Class	21,941,668.462	680,940,228	868,451,238	170	868,451,408	36,923,683	3.896983	51.570803
Vanguard® Balanced	1,860,825.126	42,981,891	46,092,638	(8)	46,092,630	3,346,843	13.126710	14.645714
Vanguard® Capital Growth	82,218.528	3,595,002	4,188,212	5	4,188,217	242,843	17.101212	17.274104
Vanguard® Conservative Allocation	644,659.559	16,325,179	16,071,363	5	16,071,368	1,408,623	10.796721	12.046373
Vanguard® Diversified Value	185,920.820	2,859,153	3,095,582	(2)	3,095,580	175,782	17.450967	17.627324
Vanguard® Equity Income	175,681.936	4,182,068	4,402,589	1	4,402,590	278,767	15.641919	15.800043
Vanguard® Equity Index	274,004.857	15,125,277	19,766,710	4	19,766,714	571,296	4.793902	42.909583
Vanguard® Global Bond Index	64,446.081	1,257,367	1,186,452	(2)	1,186,450	121,798	9.659543	9.757204
Vanguard® Growth	465,496.409	14,155,882	15,659,299	1	15,659,300	755,795	20.522686	20.730127
Vanguard® High Yield Bond	492,096.714	3,494,352	3,641,516	(3)	3,641,513	312,758	11.527837	11.644380
Vanguard® International	330,777.286	8,750,406	8,467,899	(7)	8,467,892	467,397	2.128456	23.315060
Vanguard® Mid-Cap Index	1,476,647.375	36,032,241	39,633,216	(13)	39,633,203	1,376,980	3.367852	31.373672
Vanguard® Moderate Allocation	991,358.335	29,265,716	30,484,269	(12)	30,484,257	2,408,482	11.898621	13.275591
Vanguard® Money Market	9,955,489.450	9,955,489	9,955,489	(9)	9,955,480	894,791	11.018992	11.130502
Vanguard® Real Estate Index	869,552.904	10,855,043	10,208,551	6	10,208,557	594,780	2.060532	17.897335
Vanguard® Short-Term Investment Grade	1,527,219.959	15,523,198	15,913,632	21	15,913,653	1,457,595	1.176973	12.026366
Vanguard® Total Bond Market Index	1,685,519.843	18,124,333	17,630,538	4	17,630,542	1,682,459	1.127550	10.958177
Vanguard® Total International Stock Market Index	375,401.126	7,781,274	8,026,076	2	8,026,078	657,784	12.092779	12.215041
Vanguard® Total Stock Market Index	418,368.020	20,522,358	23,495,548	4	23,495,552	1,254,270	18.585469	18.773323
Voya Global Perspectives Class S Shares	154.455	1,333	1,348	1	1,349	104	11.986024	13.197883
Voya Large Cap Value Class S Shares	276.450	1,819	1,645	1	1,646	79	19.275973	20.927545
Wanger Acorn	-	-	-	-	-	-	3.212636	26.750645
Wanger International	7,763.880	193,166	143,166	2	143,168	20,766	1.459126	13.621497

See accompanying notes.	15

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

AB Balanced Hedged Allocation Class B Shares	$62,524,697	$22,600	$62,547,297
AB Large Cap Growth Class B Shares	27,619,338	198,957	27,818,295
AB Relative Value Class B Shares	245,935,328	6,595,086	252,530,414
American Funds - Asset Allocation Class 2 Shares	642,922,649	189,630	643,112,279
American Funds - Asset Allocation Class 4 Shares	70,676,441	-	70,676,441
American Funds - Growth Class 2 Shares	1,008,164,726	334,794	1,008,499,520
American Funds - Growth Class 4 Shares	357,360,893	-	357,360,893
American Funds - Growth-Income Class 2 Shares	649,695,804	132,034	649,827,838
American Funds - Growth-Income Class 4 Shares	166,980,958	-	166,980,958
American Funds - International Class 2 Shares	183,234,366	12,996	183,247,362
American Funds - International Class 4 Shares	34,575,346	-	34,575,346
American Funds - New World Class 4 Shares	19,567,603	-	19,567,603
American Funds - The Bond Fund of America Class 2 Shares	195,300,859	59,493	195,360,352
American Funds - The Bond Fund of America Class 4 Shares	35,067,290	-	35,067,290
BlackRock Basic Value V.I. Class I Shares	16,524,137	1,508,766	18,032,903
BlackRock Global Allocation V.I. Class I Shares	7,260,294	466,632	7,726,926
BlackRock High Yield V.I. Class I Shares	2,441,641	128,359	2,570,000
Dimensional VA Equity Allocation	2,119,149	-	2,119,149
Dimensional VA Global Bond	3,237,883	-	3,237,883
Dimensional VA Global Moderate Allocation	1,462,558	-	1,462,558
Dimensional VA International Small	988,745	-	988,745
Dimensional VA International Value	1,654,489	-	1,654,489
Dimensional VA Short-Term Fixed	2,678,957	-	2,678,957
Dimensional VA U.S. Large Value	2,684,952	-	2,684,952
Dimensional VA U.S. Targeted Value	1,751,413	-	1,751,413
Fidelity® VIP Balanced Service Class 2	487,778,929	444,997	488,223,926
Fidelity® VIP Consumer Staples Initial Class	6,362,727	-	6,362,727
Fidelity® VIP Contrafund® Initial Class	108,094	-	108,094
Fidelity® VIP Contrafund® Service Class 2	978,295,900	19,764,386	998,060,286
Fidelity® VIP Energy Service Class 2	22,375,264	-	22,375,264
Fidelity® VIP Equity-Income Initial Class	58,820	-	58,820
Fidelity® VIP Equity-Income Service Class 2	30,199,414	335,558	30,534,972
Fidelity® VIP Growth Initial Class	38,019	-	38,019
Fidelity® VIP Growth Service Class 2	40,739,899	593,847	41,333,746
Fidelity® VIP Growth Opportunities Service Class 2	3,047,058	247,184	3,294,242
Fidelity® VIP Health Care Service Class 2	21,668,103	-	21,668,103
Fidelity® VIP Mid Cap Initial Class	70,376	-	70,376
Fidelity® VIP Mid Cap Service Class 2	369,109,953	6,229,780	375,339,733
Fidelity® VIP Technology Initial Class	100,567,757	-	100,567,757
Fidelity® VIP Utilities Initial Class	9,773,856	-	9,773,856
Fidelity® VIP Value Strategies Initial Class	373,262	67,730	440,992

See accompanying notes.	16

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

Fidelity® VIP Value Strategies Service Class 2	$236,515,917	$4,536,378	$241,052,295
Franklin Allocation Class 4 Shares	42,494,785	11,070	42,505,855
Franklin Income Class 2 Shares	31,219,853	244,264	31,464,117
Franklin Mutual Shares Class 2 Shares	8,428,574	14,827	8,443,401
Franklin Templeton Foreign Class 2 Shares	10,663,697	115,242	10,778,939
Invesco V.I. American Franchise Series II Shares	6,435,696	23,177	6,458,873
Janus Henderson - Enterprise Service Shares	15,230,308	325,761	15,556,069
Janus Henderson - Global Research Service Shares	20,007,318	259,189	20,266,507
Janus Henderson - Mid Cap Value Service Shares	2,781,171	8,829	2,790,000
MFS® New Discovery Service Class	23,342,141	258,705	23,600,846
MFS® Total Return Service Class	25,537,701	197,519	25,735,220
NVIT Emerging Markets Class D Shares	2,924	-	2,924
State Street Total Return V.I.S. Class 3 Shares	37,991,658	20,841	38,012,499
TA 60/40 Allocation Service Class	67,844,067	-	67,844,067
TA Aegon Bond Initial Class	94,475,643	10,968,974	105,444,617
TA Aegon Bond Service Class	397,252,704	541,772	397,794,476
TA Aegon Core Bond Service Class	213,662,135	45,059	213,707,194
TA Aegon High Yield Bond Initial Class	43,897,270	2,171,609	46,068,879
TA Aegon High Yield Bond Service Class	108,158,845	147,135	108,305,980
TA Aegon Sustainable Equity Income Initial Class	180,096,539	6,511,478	186,608,017
TA Aegon Sustainable Equity Income Service Class	106,577,552	104,652	106,682,204
TA Aegon U.S. Government Securities Initial Class	37,426,058	7,508,328	44,934,386
TA Aegon U.S. Government Securities Service Class	141,878,684	559,013	142,437,697
TA American Funds Managed Risk - Balanced Service Class	804,396,471	-	804,396,471
TA BlackRock Government Money Market Initial Class	85,851,332	19,246,305	105,097,637
TA BlackRock Government Money Market Service Class	484,821,179	408,758	485,229,937
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	183,959,389	160,854	184,120,243
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	820,310,739	358,874	820,669,613
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	290,789,562	350,706	291,140,268
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	622,961,534	273,094	623,234,628
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	285,228,312	23,984	285,252,296
TA BlackRock iShares Edge 100 Service Class	68,296,305	-	68,296,305
TA BlackRock iShares Edge 40 Initial Class	12,893,598	1,094,879	13,988,477
TA BlackRock iShares Edge 40 Service Class	171,595,706	316,250	171,911,956
TA BlackRock iShares Edge 50 Service Class	375,739,965	-	375,739,965
TA BlackRock iShares Edge 75 Service Class	131,536,137	-	131,536,137
TA BlackRock iShares Tactical - Balanced Service Class	300,859,065	59,186	300,918,251
TA BlackRock iShares Tactical - Conservative Service Class	142,189,070	80,774	142,269,844
TA BlackRock iShares Tactical - Growth Service Class	202,106,676	50,131	202,156,807
TA BlackRock Real Estate Securities Initial Class	20,996,059	1,143,259	22,139,318
TA BlackRock Real Estate Securities Service Class	60,395,779	97,339	60,493,118

See accompanying notes.	17

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

TA BlackRock Tactical Allocation Service Class	$745,870,641	$6,715,380	$752,586,021
TA Goldman Sachs 70/30 Service Class	6,273,648	-	6,273,648
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	3,484,037,472	3,589,017	3,487,626,489
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	370,514,526	651,571	371,166,097
TA Goldman Sachs Managed Risk - Growth ETF Service Class	1,607,707,577	2,173,279	1,609,880,856
TA Great Lakes Advisors Large Cap Value Service Class	63,642,529	-	63,642,529
TA International Focus Initial Class	51,371,497	2,282,575	53,654,072
TA International Focus Service Class	80,911,278	17,492	80,928,770
TA Janus Balanced Service Class	792,505,032	62,528	792,567,560
TA Janus Mid-Cap Growth Initial Class	60,751,641	3,734,220	64,485,861
TA Janus Mid-Cap Growth Service Class	186,677,294	36,000	186,713,294
TA JPMorgan Asset Allocation - Conservative Initial Class	90,840,582	11,708,885	102,549,467
TA JPMorgan Asset Allocation - Conservative Service Class	543,912,492	1,614,323	545,526,815
TA JPMorgan Asset Allocation - Growth Initial Class	219,933,654	19,720,292	239,653,946
TA JPMorgan Asset Allocation - Growth Service Class	231,386,893	170,089	231,556,982
TA JPMorgan Asset Allocation - Moderate Initial Class	216,580,345	30,699,386	247,279,731
TA JPMorgan Asset Allocation - Moderate Service Class	4,110,397,811	2,724,492	4,113,122,303
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	330,736,561	27,810,658	358,547,219
TA JPMorgan Asset Allocation - Moderate Growth Service Class	2,124,556,561	4,156,505	2,128,713,066
TA JPMorgan Enhanced Index Initial Class	141,729,689	13,268,558	154,998,247
TA JPMorgan Enhanced Index Service Class	139,419,849	-	139,419,849
TA JPMorgan International Moderate Growth Initial Class	112,599	-	112,599
TA JPMorgan International Moderate Growth Service Class	304,068,740	741,053	304,809,793
TA JPMorgan Tactical Allocation Service Class	805,978,105	146,053	806,124,158
TA Madison Diversified Income Service Class	108,089,817	18,655	108,108,472
TA Market Participation Strategy Service Class	283,201,193	46,556	283,247,749
TA Morgan Stanley Global Allocation Service Class	685,927,586	2,475,830	688,403,416
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	188,168,206	-	188,168,206
TA MSCI EAFE Index Service Class	74,533,906	-	74,533,906
TA Multi-Managed Balanced Initial Class	86,543,819	5,758,377	92,302,196
TA Multi-Managed Balanced Service Class	965,709,262	437,916	966,147,178
TA PineBridge Inflation Opportunities Service Class	90,491,498	126,053	90,617,551
TA ProFunds UltraBear Service Class (OAM)	10,252,417	-	10,252,417
TA S&P 500 Index Initial Class	12,966,233	-	12,966,233
TA S&P 500 Index Service Class	723,485,984	-	723,485,984
TA Small/Mid Cap Value Initial Class	81,391,312	3,264,158	84,655,470
TA Small/Mid Cap Value Service Class	180,813,530	15,691	180,829,221
TA T. Rowe Price Small Cap Initial Class	97,742,307	5,680,792	103,423,099
TA T. Rowe Price Small Cap Service Class	348,618,004	142,457	348,760,461
TA TSW International Equity Initial Class	59,563,781	3,605,481	63,169,262
TA TSW International Equity Service Class	50,287,971	50,711	50,338,682

See accompanying notes.	18

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2024

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets

TA TSW Mid Cap Value Opportunities Service Class	$208,927,652	$1,788,839	$210,716,491
TA WMC US Growth Initial Class	678,610,434	59,334,784	737,945,218
Vanguard® Capital Growth	4,188,217	-	4,188,217
Vanguard® Conservative Allocation	16,071,368	-	16,071,368
Vanguard® Diversified Value	3,095,580	-	3,095,580
Vanguard® Equity Income	4,402,590	-	4,402,590
Vanguard® Equity Index	19,648,768	117,946	19,766,714
Vanguard® Global Bond Index	1,186,450	-	1,186,450
Vanguard® Growth	15,659,300	-	15,659,300
Vanguard® High Yield Bond	3,641,513	-	3,641,513
Vanguard® International	8,467,892	-	8,467,892
Vanguard® Mid-Cap Index	39,633,203	-	39,633,203
Vanguard® Moderate Allocation	30,484,257	-	30,484,257
Vanguard® Money Market	9,955,480	-	9,955,480
Vanguard® Real Estate Index	10,192,732	15,825	10,208,557
Vanguard® Short-Term Investment Grade	15,826,820	86,833	15,913,653
Vanguard® Total Bond Market Index	17,630,542	-	17,630,542
Vanguard® Total International Stock Market Index	8,026,078	-	8,026,078
Vanguard® Total Stock Market Index	23,495,552	-	23,495,552
Voya Global Perspectives Class S Shares	1,349	-	1,349
Voya Large Cap Value Class S Shares	1,646	-	1,646
Wanger Acorn	-	-	-
Wanger International	143,168	-	143,168

See accompanying notes.	19

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	AB Balanced Hedged Allocation Class B Shares	AB Large Cap Growth Class B Shares	AB Relative Value Class B Shares	American Funds -Asset Allocation Class 2 Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$68,221,047	$21,598,227	$253,718,317	$658,825,848

Investment Income:
Reinvested Dividends	615,416	-	3,129,051	14,052,688
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,046,034	354,650	3,505,782	10,596,629

Net Investment Income (Loss)	(430,618)	(354,650)	(376,731)	3,456,059

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,526,168	1,745,324	19,765,006	25,349,206
Realized Gain (Loss) on Investments	(3,186,866)	678,748	(2,420,275)	77,731

Net Realized Capital Gains (Losses) on Investments	339,302	2,424,072	17,344,731	25,426,937
Net Change in Unrealized Appreciation (Depreciation)	7,071,091	4,657,524	6,813,241	46,416,344

Net Gain (Loss) on Investment	7,410,393	7,081,596	24,157,972	71,843,281

Net Increase (Decrease) in Net Assets Resulting from Operations	6,979,775	6,726,946	23,781,241	75,299,340

Increase (Decrease) in Net Assets from Contract Transactions	(7,276,103)	(2,469,705)	(24,972,456)	(78,625,036)

Total Increase (Decrease) in Net Assets	(296,328)	4,257,241	(1,191,215)	(3,325,696)

Net Assets as of December 31, 2023:	$67,924,719	$25,855,468	$252,527,102	$655,500,152

Investment Income:
Reinvested Dividends	1,152,246	-	3,273,828	13,782,874
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,020,730	414,717	3,743,284	10,870,240

Net Investment Income (Loss)	131,516	(414,717)	(469,456)	2,912,634

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,327,235	1,235,892	9,211,829	28,446,610
Realized Gain (Loss) on Investments	(2,068,294)	1,653,050	3,812,408	13,056,630

Net Realized Capital Gains (Losses) on Investments	(741,059)	2,888,942	13,024,237	41,503,240
Net Change in Unrealized Appreciation (Depreciation)	5,081,731	3,215,651	15,163,906	45,316,755

Net Gain (Loss) on Investment	4,340,672	6,104,593	28,188,143	86,819,995

Net Increase (Decrease) in Net Assets Resulting from Operations	4,472,188	5,689,876	27,718,687	89,732,629

Increase (Decrease) in Net Assets from Contract Transactions	(9,849,610)	(3,727,049)	(27,715,375)	(102,120,502)

Total Increase (Decrease) in Net Assets	(5,377,422)	1,962,827	3,312	(12,387,873)

Net Assets as of December 31, 2024:	$62,547,297	$27,818,295	$252,530,414	$643,112,279

See Accompanying Notes. (1) See Footnote 1	20

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	American Funds - Asset Allocation Class 4 Shares	American Funds - Growth Class 2 Shares	American Funds - Growth Class 4 Shares	American Funds - Growth-Income Class 2 Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$29,772,601	$739,271,958	$75,410,935	$565,155,508

Investment Income:
Reinvested Dividends	919,818	2,941,423	210,071	7,940,698
Investment Expense:
Mortality and Expense Risk and Administrative Charges	542,304	13,033,629	1,611,977	9,258,164

Net Investment Income (Loss)	377,514	(10,092,206)	(1,401,906)	(1,317,466)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,416,600	46,205,518	6,422,332	31,241,646
Realized Gain (Loss) on Investments	(566,047)	15,415,607	(2,765,846)	9,573,256

Net Realized Capital Gains (Losses) on Investments	850,553	61,621,125	3,656,486	40,814,902
Net Change in Unrealized Appreciation (Depreciation)	3,813,708	201,803,511	33,903,064	88,330,896

Net Gain (Loss) on Investment	4,664,261	263,424,636	37,559,550	129,145,798

Net Increase (Decrease) in Net Assets Resulting from Operations	5,041,775	253,332,430	36,157,644	127,828,332

Increase (Decrease) in Net Assets from Contract Transactions	16,979,263	(87,315,273)	61,674,585	(69,675,859)

Total Increase (Decrease) in Net Assets	22,021,038	166,017,157	97,832,229	58,152,473

Net Assets as of December 31, 2023:	$51,793,639	$905,289,115	$173,243,164	$623,307,981

Investment Income:
Reinvested Dividends	1,304,157	3,180,453	436,191	6,987,217
Investment Expense:
Mortality and Expense Risk and Administrative Charges	878,183	15,479,177	3,490,525	10,378,449

Net Investment Income (Loss)	425,974	(12,298,724)	(3,054,334)	(3,391,232)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,616,142	22,256,984	5,664,199	29,719,566
Realized Gain (Loss) on Investments	(464,211)	60,256,208	(1,378,724)	35,891,580

Net Realized Capital Gains (Losses) on Investments	2,151,931	82,513,192	4,285,475	65,611,146
Net Change in Unrealized Appreciation (Depreciation)	5,498,105	178,367,718	63,002,585	68,552,976

Net Gain (Loss) on Investment	7,650,036	260,880,910	67,288,060	134,164,122

Net Increase (Decrease) in Net Assets Resulting from Operations	8,076,010	248,582,186	64,233,726	130,772,890

Increase (Decrease) in Net Assets from Contract Transactions	10,806,792	(145,371,781)	119,884,003	(104,253,033)

Total Increase (Decrease) in Net Assets	18,882,802	103,210,405	184,117,729	26,519,857

Net Assets as of December 31, 2024:	$70,676,441	$1,008,499,520	$357,360,893	$649,827,838

See Accompanying Notes. (1) See Footnote 1	21

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	American Funds - Growth-Income Class 4 Shares	American Funds - International Class 2 Shares	American Funds - International Class 4 Shares	American Funds - New World Class 4 Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$44,815,167	$190,941,815	$16,159,481	$7,346,732

Investment Income:
Reinvested Dividends	898,805	2,552,176	250,913	146,717
Investment Expense:
Mortality and Expense Risk and Administrative Charges	874,830	3,114,054	269,028	135,271

Net Investment Income (Loss)	23,975	(561,878)	(18,115)	11,446

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,421,176	-	-	-
Realized Gain (Loss) on Investments	(511,036)	(4,541,899)	(926,222)	(469,460)

Net Realized Capital Gains (Losses) on Investments	2,910,140	(4,541,899)	(926,222)	(469,460)
Net Change in Unrealized Appreciation (Depreciation)	11,734,613	30,960,418	3,522,937	1,755,774

Net Gain (Loss) on Investment	14,644,753	26,418,519	2,596,715	1,286,314

Net Increase (Decrease) in Net Assets Resulting from Operations	14,668,728	25,856,641	2,578,600	1,297,760

Increase (Decrease) in Net Assets from Contract Transactions	29,037,544	(14,290,923)	5,939,967	4,482,613

Total Increase (Decrease) in Net Assets	43,706,272	11,565,718	8,518,567	5,780,373

Net Assets as of December 31, 2023:	$88,521,439	$202,507,533	$24,678,048	$13,127,105

Investment Income:
Reinvested Dividends	1,345,720	2,316,803	338,257	218,816
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,669,500	3,211,209	402,979	228,462

Net Investment Income (Loss)	(323,780)	(894,406)	(64,722)	(9,646)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,383,686	-	-	76,727
Realized Gain (Loss) on Investments	405,245	(2,362,266)	(785,380)	(218,272)

Net Realized Capital Gains (Losses) on Investments	5,788,931	(2,362,266)	(785,380)	(141,545)
Net Change in Unrealized Appreciation (Depreciation)	17,739,434	7,499,803	782,692	748,658

Net Gain (Loss) on Investment	23,528,365	5,137,537	(2,688)	607,113

Net Increase (Decrease) in Net Assets Resulting from Operations	23,204,585	4,243,131	(67,410)	597,467

Increase (Decrease) in Net Assets from Contract Transactions	55,254,934	(23,503,302)	9,964,708	5,843,031

Total Increase (Decrease) in Net Assets	78,459,519	(19,260,171)	9,897,298	6,440,498

Net Assets as of December 31, 2024:	$166,980,958	$183,247,362	$34,575,346	$19,567,603

See Accompanying Notes. (1) See Footnote 1	22

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	American Funds - The Bond Fund of America Class 2 Shares	American Funds - The Bond Fund of America Class 4 Shares	BlackRock Basic Value V.I. Class I Shares	BlackRock Global Allocation V.I. Class I Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$205,927,941	$12,995,937	$16,931,268	$7,994,086

Investment Income:
Reinvested Dividends	7,021,954	727,823	306,273	169,088
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,258,458	246,208	263,956	121,370

Net Investment Income (Loss)	3,763,496	481,615	42,317	47,718

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	687,598	-
Realized Gain (Loss) on Investments	(4,867,046)	(330,474)	(238,643)	(28,111)

Net Realized Capital Gains (Losses) on Investments	(4,867,046)	(330,474)	448,955	(28,111)
Net Change in Unrealized Appreciation (Depreciation)	7,801,098	529,212	1,909,132	810,075

Net Gain (Loss) on Investment	2,934,052	198,738	2,358,087	781,964

Net Increase (Decrease) in Net Assets Resulting from Operations	6,697,548	680,353	2,400,404	829,682

Increase (Decrease) in Net Assets from Contract Transactions	(6,870,720)	9,795,964	(1,235,618)	(891,624)

Total Increase (Decrease) in Net Assets	(173,172)	10,476,317	1,164,786	(61,942)

Net Assets as of December 31, 2023:	$205,754,769	$23,472,254	$18,096,054	$7,932,144

Investment Income:
Reinvested Dividends	8,155,782	1,360,854	373,653	103,774
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,223,608	406,968	285,543	122,400

Net Investment Income (Loss)	4,932,174	953,886	88,110	(18,626)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,342,954	486,385
Realized Gain (Loss) on Investments	(5,530,333)	(946,978)	(72,740)	88,686

Net Realized Capital Gains (Losses) on Investments	(5,530,333)	(946,978)	1,270,214	575,071
Net Change in Unrealized Appreciation (Depreciation)	(348,713)	61,459	190,070	25,510

Net Gain (Loss) on Investment	(5,879,046)	(885,519)	1,460,284	600,581

Net Increase (Decrease) in Net Assets Resulting from Operations	(946,872)	68,367	1,548,394	581,955

Increase (Decrease) in Net Assets from Contract Transactions	(9,447,545)	11,526,669	(1,611,545)	(787,173)

Total Increase (Decrease) in Net Assets	(10,394,417)	11,595,036	(63,151)	(205,218)

Net Assets as of December 31, 2024:	$195,360,352	$35,067,290	$18,032,903	$7,726,926

See Accompanying Notes. (1) See Footnote 1	23

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	BlackRock High Yield V.I. Class I Shares	Dimensional VA Equity Allocation	Dimensional VA Global Bond	Dimensional VA Global Moderate Allocation
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$2,463,283	$1,220,469	$1,982,769	$529,889

Investment Income:
Reinvested Dividends	164,879	32,721	119,048	18,055
Investment Expense:
Mortality and Expense Risk and Administrative Charges	37,244	4,527	26,170	1,725

Net Investment Income (Loss)	127,635	28,194	92,878	16,330

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	32,635	-	7,347
Realized Gain (Loss) on Investments	(20,954)	(3,211)	(21,409)	(155)

Net Realized Capital Gains (Losses) on Investments	(20,954)	29,424	(21,409)	7,192
Net Change in Unrealized Appreciation (Depreciation)	169,029	194,811	18,906	63,267

Net Gain (Loss) on Investment	148,075	224,235	(2,503)	70,459

Net Increase (Decrease) in Net Assets Resulting from Operations	275,710	252,429	90,375	86,789

Increase (Decrease) in Net Assets from Contract Transactions	(124,113)	256,815	836,025	95,998

Total Increase (Decrease) in Net Assets	151,597	509,244	926,400	182,787

Net Assets as of December 31, 2023:	$2,614,880	$1,729,713	$2,909,169	$712,676

Investment Income:
Reinvested Dividends	180,972	38,446	155,360	36,785
Investment Expense:
Mortality and Expense Risk and Administrative Charges	38,973	6,391	36,766	3,093

Net Investment Income (Loss)	141,999	32,055	118,594	33,692

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	24,304	-	7,855
Realized Gain (Loss) on Investments	(16,226)	5,895	(30,411)	2,084

Net Realized Capital Gains (Losses) on Investments	(16,226)	30,199	(30,411)	9,939
Net Change in Unrealized Appreciation (Depreciation)	43,062	194,546	34,578	68,989

Net Gain (Loss) on Investment	26,836	224,745	4,167	78,928

Net Increase (Decrease) in Net Assets Resulting from Operations	168,835	256,800	122,761	112,620

Increase (Decrease) in Net Assets from Contract Transactions	(213,715)	132,636	205,953	637,262

Total Increase (Decrease) in Net Assets	(44,880)	389,436	328,714	749,882

Net Assets as of December 31, 2024:	$2,570,000	$2,119,149	$3,237,883	$1,462,558

See Accompanying Notes. (1) See Footnote 1	24

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Dimensional VA International Small	Dimensional VA International Value	Dimensional VA Short-Term Fixed	Dimensional VA U.S. Large Value
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$668,692	$747,852	$1,007,153	$1,201,596

Investment Income:
Reinvested Dividends	24,377	49,442	57,043	34,213
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,031	2,641	3,931	4,647

Net Investment Income (Loss)	22,346	46,801	53,112	29,566

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	9,867	-	20,852
Realized Gain (Loss) on Investments	(7,627)	(1,106)	(818)	3,424

Net Realized Capital Gains (Losses) on Investments	(7,627)	8,761	(818)	24,276
Net Change in Unrealized Appreciation (Depreciation)	81,297	82,732	6,181	90,267

Net Gain (Loss) on Investment	73,670	91,493	5,363	114,543

Net Increase (Decrease) in Net Assets Resulting from Operations	96,016	138,294	58,475	144,109

Increase (Decrease) in Net Assets from Contract Transactions	95,109	217,725	467,107	248,738

Total Increase (Decrease) in Net Assets	191,125	356,019	525,582	392,847

Net Assets as of December 31, 2023:	$859,817	$1,103,871	$1,532,735	$1,594,443

Investment Income:
Reinvested Dividends	33,744	65,371	127,737	54,108
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,560	3,909	5,980	7,389

Net Investment Income (Loss)	31,184	61,462	121,757	46,719

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	26,390	33,738	-	272,615
Realized Gain (Loss) on Investments	(3,947)	5,743	14,043	26,502

Net Realized Capital Gains (Losses) on Investments	22,443	39,481	14,043	299,117
Net Change in Unrealized Appreciation (Depreciation)	(26,217)	(28,616)	(34,350)	(105,891)

Net Gain (Loss) on Investment	(3,774)	10,865	(20,307)	193,226

Net Increase (Decrease) in Net Assets Resulting from Operations	27,410	72,327	101,450	239,945

Increase (Decrease) in Net Assets from Contract Transactions	101,518	478,291	1,044,772	850,564

Total Increase (Decrease) in Net Assets	128,928	550,618	1,146,222	1,090,509

Net Assets as of December 31, 2024:	$988,745	$1,654,489	$2,678,957	$2,684,952

See Accompanying Notes. (1) See Footnote 1	25

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Dimensional VA U.S. Targeted Value	Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Consumer Staples Initial Class	Fidelity® VIP Contrafund® Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$1,060,221	$426,076,806	$3,426,928	$97,922

Investment Income:
Reinvested Dividends	18,198	6,906,064	93,809	380
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,353	6,111,906	73,693	537

Net Investment Income (Loss)	14,845	794,158	20,116	(157)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	80,978	16,885,601	67,731	2,960
Realized Gain (Loss) on Investments	(18,239)	8,686,824	(33,721)	(5,227)

Net Realized Capital Gains (Losses) on Investments	62,739	25,572,425	34,010	(2,267)
Net Change in Unrealized Appreciation (Depreciation)	122,855	53,984,283	1,619	25,089

Net Gain (Loss) on Investment	185,594	79,556,708	35,629	22,822

Net Increase (Decrease) in Net Assets Resulting from Operations	200,439	80,350,866	55,745	22,665

Increase (Decrease) in Net Assets from Contract Transactions	50,620	(31,985,465)	1,660,049	(24,770)

Total Increase (Decrease) in Net Assets	251,059	48,365,401	1,715,794	(2,105)

Net Assets as of December 31, 2023:	$1,311,280	$474,442,207	$5,142,722	$95,817

Investment Income:
Reinvested Dividends	23,151	8,196,462	135,577	194
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,205	6,729,059	97,227	701

Net Investment Income (Loss)	18,946	1,467,403	38,350	(507)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	112,779	16,233,754	133,134	12,139
Realized Gain (Loss) on Investments	(2,764)	19,171,814	35,140	2,271

Net Realized Capital Gains (Losses) on Investments	110,015	35,405,568	168,274	14,410
Net Change in Unrealized Appreciation (Depreciation)	(15,013)	27,069,570	13,863	14,689

Net Gain (Loss) on Investment	95,002	62,475,138	182,137	29,099

Net Increase (Decrease) in Net Assets Resulting from Operations	113,948	63,942,541	220,487	28,592

Increase (Decrease) in Net Assets from Contract Transactions	326,185	(50,160,822)	999,518	(16,315)

Total Increase (Decrease) in Net Assets	440,133	13,781,719	1,220,005	12,277

Net Assets as of December 31, 2024:	$1,751,413	$488,223,926	$6,362,727	$108,094

See Accompanying Notes. (1) See Footnote 1	26

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Energy Service Class 2	Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Service Class 2
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$664,973,940	$13,435,529	$50,635	$31,755,838

Investment Income:
Reinvested Dividends	1,944,895	427,321	983	511,076
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,293,826	272,212	358	452,803

Net Investment Income (Loss)	(8,348,931)	155,109	625	58,273

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	27,439,128	-	1,475	877,001
Realized Gain (Loss) on Investments	21,313,551	565,811	514	392,482

Net Realized Capital Gains (Losses) on Investments	48,752,679	565,811	1,989	1,269,483
Net Change in Unrealized Appreciation (Depreciation)	161,248,508	(1,284,928)	2,229	1,186,223

Net Gain (Loss) on Investment	210,001,187	(719,117)	4,218	2,455,706

Net Increase (Decrease) in Net Assets Resulting from Operations	201,652,256	(564,008)	4,843	2,513,979

Increase (Decrease) in Net Assets from Contract Transactions	(48,561,016)	4,745,491	(2,027)	(3,902,307)

Total Increase (Decrease) in Net Assets	153,091,240	4,181,483	2,816	(1,388,328)

Net Assets as of December 31, 2023:	$818,065,180	$17,617,012	$53,451	$30,367,510

Investment Income:
Reinvested Dividends	311,154	454,172	1,030	487,594
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,146,034	312,773	410	477,125

Net Investment Income (Loss)	(12,834,880)	141,399	620	10,469

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	116,396,831	-	3,357	1,839,936
Realized Gain (Loss) on Investments	65,312,615	701,250	755	948,251

Net Realized Capital Gains (Losses) on Investments	181,709,446	701,250	4,112	2,788,187
Net Change in Unrealized Appreciation (Depreciation)	82,676,713	(562,509)	2,931	1,134,125

Net Gain (Loss) on Investment	264,386,159	138,741	7,043	3,922,312

Net Increase (Decrease) in Net Assets Resulting from Operations	251,551,279	280,140	7,663	3,932,781

Increase (Decrease) in Net Assets from Contract Transactions	(71,556,173)	4,478,112	(2,294)	(3,765,319)

Total Increase (Decrease) in Net Assets	179,995,106	4,758,252	5,369	167,462

Net Assets as of December 31, 2024:	$998,060,286	$22,375,264	$58,820	$30,534,972

See Accompanying Notes. (1) See Footnote 1	27

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Health Care Service Class 2
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$24,291	$30,132,579	$2,200,748	$9,004,288

Investment Income:
Reinvested Dividends	36	1,282	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	211	493,679	39,038	187,020

Net Investment Income (Loss)	(175)	(492,397)	(39,038)	(187,020)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,294	1,533,802	-	-
Realized Gain (Loss) on Investments	582	1,694,416	110,498	(186,289)

Net Realized Capital Gains (Losses) on Investments	1,876	3,228,218	110,498	(186,289)
Net Change in Unrealized Appreciation (Depreciation)	6,597	6,795,012	825,021	827,675

Net Gain (Loss) on Investment	8,473	10,023,230	935,519	641,386

Net Increase (Decrease) in Net Assets Resulting from Operations	8,298	9,530,833	896,481	454,366

Increase (Decrease) in Net Assets from Contract Transactions	(1,482)	(4,754,176)	(257,920)	6,891,714

Total Increase (Decrease) in Net Assets	6,816	4,776,657	638,561	7,346,080

Net Assets as of December 31, 2023:	$31,107	$34,909,236	$2,839,309	$16,350,368

Investment Income:
Reinvested Dividends	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	277	587,950	49,633	290,575

Net Investment Income (Loss)	(277)	(587,950)	(49,633)	(290,575)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,948	8,678,782	-	-
Realized Gain (Loss) on Investments	1,161	2,010,828	332,924	(52,324)

Net Realized Capital Gains (Losses) on Investments	9,109	10,689,610	332,924	(52,324)
Net Change in Unrealized Appreciation (Depreciation)	112	(760,132)	697,664	757,567

Net Gain (Loss) on Investment	9,221	9,929,478	1,030,588	705,243

Net Increase (Decrease) in Net Assets Resulting from Operations	8,944	9,341,528	980,955	414,668

Increase (Decrease) in Net Assets from Contract Transactions	(2,032)	(2,917,018)	(526,022)	4,903,067

Total Increase (Decrease) in Net Assets	6,912	6,424,510	454,933	5,317,735

Net Assets as of December 31, 2024:	$38,019	$41,333,746	$3,294,242	$21,668,103

See Accompanying Notes. (1) See Footnote 1	28

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Technology Initial Class	Fidelity® VIP Utilities Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$53,442	$316,552,322	$14,669,451	$4,063,657

Investment Income:
Reinvested Dividends	318	1,243,434	45,043	120,809
Investment Expense:
Mortality and Expense Risk and Administrative Charges	336	4,548,864	487,955	85,276

Net Investment Income (Loss)	(18)	(3,305,430)	(442,912)	35,533

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,447	9,278,397	627,767	122,063
Realized Gain (Loss) on Investments	215	599,295	(621,090)	(54,035)

Net Realized Capital Gains (Losses) on Investments	1,662	9,877,692	6,677	68,028
Net Change in Unrealized Appreciation (Depreciation)	5,413	33,851,299	10,888,428	(181,351)

Net Gain (Loss) on Investment	7,075	43,728,991	10,895,105	(113,323)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,057	40,423,561	10,452,193	(77,790)

Increase (Decrease) in Net Assets from Contract Transactions	(2,674)	(16,276,118)	18,532,557	1,561,017

Total Increase (Decrease) in Net Assets	4,383	24,147,443	28,984,750	1,483,227

Net Assets as of December 31, 2023:	$57,825	$340,699,765	$43,654,201	$5,546,884

Investment Income:
Reinvested Dividends	365	1,273,815	-	162,401
Investment Expense:
Mortality and Expense Risk and Administrative Charges	419	5,203,672	1,245,647	122,924

Net Investment Income (Loss)	(54)	(3,929,857)	(1,245,647)	39,477

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,451	49,297,151	2,663,299	348,039
Realized Gain (Loss) on Investments	703	9,235,169	3,699,462	115,318

Net Realized Capital Gains (Losses) on Investments	9,154	58,532,320	6,362,761	463,357
Net Change in Unrealized Appreciation (Depreciation)	460	(2,744,550)	13,938,097	1,082,555

Net Gain (Loss) on Investment	9,614	55,787,770	20,300,858	1,545,912

Net Increase (Decrease) in Net Assets Resulting from Operations	9,560	51,857,913	19,055,211	1,585,389

Increase (Decrease) in Net Assets from Contract Transactions	2,991	(17,217,945)	37,858,345	2,641,583

Total Increase (Decrease) in Net Assets	12,551	34,639,968	56,913,556	4,226,972

Net Assets as of December 31, 2024:	$70,376	$375,339,733	$100,567,757	$9,773,856

See Accompanying Notes. (1) See Footnote 1	29

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Service Class 2	Franklin Allocation Class 4 Shares	Franklin Income Class 2 Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$384,531	$229,047,613	$47,702,927	$37,594,864

Investment Income:
Reinvested Dividends	5,247	2,029,389	618,489	1,853,101
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,884	3,185,334	778,368	526,200

Net Investment Income (Loss)	2,363	(1,155,945)	(159,879)	1,326,901

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	17,192	8,575,030	767,746	2,246,552
Realized Gain (Loss) on Investments	8,162	8,370,102	(3,193,315)	(605,855)

Net Realized Capital Gains (Losses) on Investments	25,354	16,945,132	(2,425,569)	1,640,697
Net Change in Unrealized Appreciation (Depreciation)	53,439	24,045,820	8,244,689	(617,156)

Net Gain (Loss) on Investment	78,793	40,990,952	5,819,120	1,023,541

Net Increase (Decrease) in Net Assets Resulting from Operations	81,156	39,835,007	5,659,241	2,350,442

Increase (Decrease) in Net Assets from Contract Transactions	41,808	(26,982,624)	(6,384,701)	(5,420,977)

Total Increase (Decrease) in Net Assets	122,964	12,852,383	(725,460)	(3,070,535)

Net Assets as of December 31, 2023:	$507,495	$241,899,996	$46,977,467	$34,524,329

Investment Income:
Reinvested Dividends	4,559	1,892,208	859,193	1,726,540
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,333	3,429,119	760,789	493,681

Net Investment Income (Loss)	1,226	(1,536,911)	98,404	1,232,859

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	63,130	33,750,491	-	141,457
Realized Gain (Loss) on Investments	30,217	8,449,711	(2,618,975)	(387,054)

Net Realized Capital Gains (Losses) on Investments	93,347	42,200,202	(2,618,975)	(245,597)
Net Change in Unrealized Appreciation (Depreciation)	(48,677)	(22,574,048)	5,729,316	843,264

Net Gain (Loss) on Investment	44,670	19,626,154	3,110,341	597,667

Net Increase (Decrease) in Net Assets Resulting from Operations	45,896	18,089,243	3,208,745	1,830,526

Increase (Decrease) in Net Assets from Contract Transactions	(112,399)	(18,936,944)	(7,680,357)	(4,890,738)

Total Increase (Decrease) in Net Assets	(66,503)	(847,701)	(4,471,612)	(3,060,212)

Net Assets as of December 31, 2024:	$440,992	$241,052,295	$42,505,855	$31,464,117

See Accompanying Notes. (1) See Footnote 1	30

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Franklin Mutual Shares Class 2 Shares	Franklin Templeton Foreign Class 2 Shares	Invesco V.I. American Franchise Series II Shares	Janus Henderson - Enterprise Service Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$9,000,977	$12,216,487	$4,496,437	$15,959,583

Investment Income:
Reinvested Dividends	164,053	413,366	-	14,887
Investment Expense:
Mortality and Expense Risk and Administrative Charges	129,681	193,831	76,101	251,011

Net Investment Income (Loss)	34,372	219,535	(76,101)	(236,124)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	755,090	-	124,351	1,256,764
Realized Gain (Loss) on Investments	(260,145)	(124,644)	(10,157)	238,497

Net Realized Capital Gains (Losses) on Investments	494,945	(124,644)	114,194	1,495,261
Net Change in Unrealized Appreciation (Depreciation)	438,686	2,091,534	1,593,150	1,183,448

Net Gain (Loss) on Investment	933,631	1,966,890	1,707,344	2,678,709

Net Increase (Decrease) in Net Assets Resulting from Operations	968,003	2,186,425	1,631,243	2,442,585

Increase (Decrease) in Net Assets from Contract Transactions	(1,069,987)	(1,626,700)	(746,703)	(1,321,003)

Total Increase (Decrease) in Net Assets	(101,984)	559,725	884,540	1,121,582

Net Assets as of December 31, 2023:	$8,898,993	$12,776,212	$5,380,977	$17,081,165

Investment Income:
Reinvested Dividends	171,881	293,011	-	107,278
Investment Expense:
Mortality and Expense Risk and Administrative Charges	132,522	186,897	91,124	253,402

Net Investment Income (Loss)	39,359	106,114	(91,124)	(146,124)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	178,742	-	-	758,553
Realized Gain (Loss) on Investments	(238,549)	30,857	105,654	861,551

Net Realized Capital Gains (Losses) on Investments	(59,807)	30,857	105,654	1,620,104
Net Change in Unrealized Appreciation (Depreciation)	841,089	(383,553)	1,659,554	700,633

Net Gain (Loss) on Investment	781,282	(352,696)	1,765,208	2,320,737

Net Increase (Decrease) in Net Assets Resulting from Operations	820,641	(246,582)	1,674,084	2,174,613

Increase (Decrease) in Net Assets from Contract Transactions	(1,276,233)	(1,750,691)	(596,188)	(3,699,709)

Total Increase (Decrease) in Net Assets	(455,592)	(1,997,273)	1,077,896	(1,525,096)

Net Assets as of December 31, 2024:	$8,443,401	$10,778,939	$6,458,873	$15,556,069

See Accompanying Notes. (1) See Footnote 1	31

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Janus Henderson - Global Research Service Shares	Janus Henderson - Mid Cap Value Service Shares	MFS® New Discovery Service Class	MFS® Total Return Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$16,749,220	$2,531,498	$26,589,500	$28,899,652

Investment Income:
Reinvested Dividends	136,303	23,827	-	504,534
Investment Expense:
Mortality and Expense Risk and Administrative Charges	264,340	35,895	399,504	411,787

Net Investment Income (Loss)	(128,037)	(12,068)	(399,504)	92,747

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	520,105	72,366	-	1,204,212
Realized Gain (Loss) on Investments	1,031,023	4,947	(2,643,228)	427,099

Net Realized Capital Gains (Losses) on Investments	1,551,128	77,313	(2,643,228)	1,631,311
Net Change in Unrealized Appreciation (Depreciation)	2,476,023	164,682	6,192,946	559,435

Net Gain (Loss) on Investment	4,027,151	241,995	3,549,718	2,190,746

Net Increase (Decrease) in Net Assets Resulting from Operations	3,899,114	229,927	3,150,214	2,283,493

Increase (Decrease) in Net Assets from Contract Transactions	(1,931,500)	(173,792)	(3,024,145)	(3,211,029)

Total Increase (Decrease) in Net Assets	1,967,614	56,135	126,069	(927,536)

Net Assets as of December 31, 2023:	$18,716,834	$2,587,633	$26,715,569	$27,972,116

Investment Income:
Reinvested Dividends	119,691	23,025	-	627,476
Investment Expense:
Mortality and Expense Risk and Administrative Charges	302,052	39,936	384,964	405,914

Net Investment Income (Loss)	(182,361)	(16,911)	(384,964)	221,562

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	670,446	145,565	-	1,345,927
Realized Gain (Loss) on Investments	1,834,868	19,281	(3,258,504)	228,490

Net Realized Capital Gains (Losses) on Investments	2,505,314	164,846	(3,258,504)	1,574,417
Net Change in Unrealized Appreciation (Depreciation)	1,548,912	137,738	4,899,680	(193,959)

Net Gain (Loss) on Investment	4,054,226	302,584	1,641,176	1,380,458

Net Increase (Decrease) in Net Assets Resulting from Operations	3,871,865	285,673	1,256,212	1,602,020

Increase (Decrease) in Net Assets from Contract Transactions	(2,322,192)	(83,306)	(4,370,935)	(3,838,916)

Total Increase (Decrease) in Net Assets	1,549,673	202,367	(3,114,723)	(2,236,896)

Net Assets as of December 31, 2024:	$20,266,507	$2,790,000	$23,600,846	$25,735,220

See Accompanying Notes. (1) See Footnote 1	32

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	NVIT Emerging Markets Class D Shares	State Street Total Return V.I.S. Class 3 Shares	TA 60/40 Allocation Service Class	TA Aegon Bond Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$6,615	$38,543,371	$45,596,897	$107,584,148

Investment Income:
Reinvested Dividends	40	758,902	720,380	980,606
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19	604,202	640,737	1,657,146

Net Investment Income (Loss)	21	154,700	79,643	(676,540)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(48)	(1,554,418)	358,850	(3,479,869)

Net Realized Capital Gains (Losses) on Investments	(48)	(1,554,418)	358,850	(3,479,869)
Net Change in Unrealized Appreciation (Depreciation)	258	6,207,904	7,103,130	9,106,404

Net Gain (Loss) on Investment	210	4,653,486	7,461,980	5,626,535

Net Increase (Decrease) in Net Assets Resulting from Operations	231	4,808,186	7,541,623	4,949,995

Increase (Decrease) in Net Assets from Contract Transactions	(4,018)	(4,537,310)	13,818,523	(5,527,775)

Total Increase (Decrease) in Net Assets	(3,787)	270,876	21,360,146	(577,780)

Net Assets as of December 31, 2023:	$2,828	$38,814,247	$66,957,043	$107,006,368

Investment Income:
Reinvested Dividends	40	1,629,240	1,011,919	4,421,956
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19	601,389	827,940	1,678,426

Net Investment Income (Loss)	21	1,027,851	183,979	2,743,530

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	7,906	807,633	-
Realized Gain (Loss) on Investments	5	(466,447)	2,345,680	(2,700,129)

Net Realized Capital Gains (Losses) on Investments	5	(458,541)	3,153,313	(2,700,129)
Net Change in Unrealized Appreciation (Depreciation)	124	2,875,795	3,969,660	463,357

Net Gain (Loss) on Investment	129	2,417,254	7,122,973	(2,236,772)

Net Increase (Decrease) in Net Assets Resulting from Operations	150	3,445,105	7,306,952	506,758

Increase (Decrease) in Net Assets from Contract Transactions	(54)	(4,246,853)	(6,419,928)	(2,068,509)

Total Increase (Decrease) in Net Assets	96	(801,748)	887,024	(1,561,751)

Net Assets as of December 31, 2024:	$2,924	$38,012,499	$67,844,067	$105,444,617

See Accompanying Notes. (1) See Footnote 1	33

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Aegon Bond Service Class	TA Aegon Core Bond Service Class	TA Aegon High Yield Bond Initial Class	TA Aegon High Yield Bond Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$480,120,989	$232,049,154	$44,804,760	$111,804,855

Investment Income:
Reinvested Dividends	2,890,295	5,097,451	2,045,842	4,638,520
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,080,318	2,834,075	672,381	1,497,891

Net Investment Income (Loss)	(3,190,023)	2,263,376	1,373,461	3,140,629

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(16,293,830)	(6,266,919)	(1,002,742)	(2,782,714)

Net Realized Capital Gains (Losses) on Investments	(16,293,830)	(6,266,919)	(1,002,742)	(2,782,714)
Net Change in Unrealized Appreciation (Depreciation)	40,518,427	13,862,739	3,712,300	9,533,035

Net Gain (Loss) on Investment	24,224,597	7,595,820	2,709,558	6,750,321

Net Increase (Decrease) in Net Assets Resulting from Operations	21,034,574	9,859,196	4,083,019	9,890,950

Increase (Decrease) in Net Assets from Contract Transactions	(53,812,249)	(13,293,344)	(2,985,550)	(8,362,880)

Total Increase (Decrease) in Net Assets	(32,777,675)	(3,434,148)	1,097,469	1,528,070

Net Assets as of December 31, 2023:	$447,343,314	$228,615,006	$45,902,229	$113,332,925

Investment Income:
Reinvested Dividends	16,501,586	10,658,796	2,321,305	5,132,267
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,619,211	2,784,695	691,718	1,487,289

Net Investment Income (Loss)	10,882,375	7,874,101	1,629,587	3,644,978

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(14,019,706)	(5,917,544)	(625,776)	(1,791,257)

Net Realized Capital Gains (Losses) on Investments	(14,019,706)	(5,917,544)	(625,776)	(1,791,257)
Net Change in Unrealized Appreciation (Depreciation)	5,407,137	(2,118,193)	1,587,481	4,197,107

Net Gain (Loss) on Investment	(8,612,569)	(8,035,737)	961,705	2,405,850

Net Increase (Decrease) in Net Assets Resulting from Operations	2,269,806	(161,636)	2,591,292	6,050,828

Increase (Decrease) in Net Assets from Contract Transactions	(51,818,644)	(14,746,176)	(2,424,642)	(11,077,773)

Total Increase (Decrease) in Net Assets	(49,548,838)	(14,907,812)	166,650	(5,026,945)

Net Assets as of December 31, 2024:	$397,794,476	$213,707,194	$46,068,879	$108,305,980

See Accompanying Notes. (1) See Footnote 1	34

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Aegon Sustainable Equity Income Initial Class	TA Aegon Sustainable Equity Income Service Class	TA Aegon U.S. Government Securities Initial Class	TA Aegon U.S. Government Securities Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$195,736,594	$112,408,344	$49,287,955	$258,621,629

Investment Income:
Reinvested Dividends	3,955,678	1,987,128	849,722	3,298,194
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,696,929	1,442,211	782,566	3,215,045

Net Investment Income (Loss)	1,258,749	544,917	67,156	83,149

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(2,082,675)	(4,775,751)	(2,779,480)	(12,103,539)

Net Realized Capital Gains (Losses) on Investments	(2,082,675)	(4,775,751)	(2,779,480)	(12,103,539)
Net Change in Unrealized Appreciation (Depreciation)	8,602,578	8,599,614	3,823,220	17,846,217

Net Gain (Loss) on Investment	6,519,903	3,823,863	1,043,740	5,742,678

Net Increase (Decrease) in Net Assets Resulting from Operations	7,778,652	4,368,780	1,110,896	5,825,827

Increase (Decrease) in Net Assets from Contract Transactions	(23,082,126)	(11,849,523)	(2,742,378)	(58,549,597)

Total Increase (Decrease) in Net Assets	(15,303,474)	(7,480,743)	(1,631,482)	(52,723,770)

Net Assets as of December 31, 2023:	$180,433,120	$104,927,601	$47,656,473	$205,897,859

Investment Income:
Reinvested Dividends	3,912,614	1,967,289	1,659,428	5,141,146
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,827,966	1,500,005	745,481	2,362,748

Net Investment Income (Loss)	1,084,648	467,284	913,947	2,778,398

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(107,327)	(690,432)	(2,909,695)	(8,863,664)

Net Realized Capital Gains (Losses) on Investments	(107,327)	(690,432)	(2,909,695)	(8,863,664)
Net Change in Unrealized Appreciation (Depreciation)	25,682,875	15,399,743	1,291,504	4,125,544

Net Gain (Loss) on Investment	25,575,548	14,709,311	(1,618,191)	(4,738,120)

Net Increase (Decrease) in Net Assets Resulting from Operations	26,660,196	15,176,595	(704,244)	(1,959,722)

Increase (Decrease) in Net Assets from Contract Transactions	(20,485,299)	(13,421,992)	(2,017,843)	(61,500,440)

Total Increase (Decrease) in Net Assets	6,174,897	1,754,603	(2,722,087)	(63,460,162)

Net Assets as of December 31, 2024:	$186,608,017	$106,682,204	$44,934,386	$142,437,697

See Accompanying Notes. (1) See Footnote 1	35

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA American Funds Managed Risk - Balanced Service Class	TA BlackRock Government Money Market Initial Class	TA BlackRock Government Money Market Service Class	TA BlackRock iShares Active Asset Allocation - Conservative Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$830,364,161	$114,067,668	$621,847,346	$217,092,082

Investment Income:
Reinvested Dividends	17,557,937	5,467,425	27,669,281	3,055,410
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,526,559	1,833,424	7,880,399	2,654,280

Net Investment Income (Loss)	7,031,378	3,634,001	19,788,882	401,130

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	112,274,146	-	-	-
Realized Gain (Loss) on Investments	5,950,646	-	-	(8,566,332)

Net Realized Capital Gains (Losses) on Investments	118,224,792	-	-	(8,566,332)
Net Change in Unrealized Appreciation (Depreciation)	(55,979,434)	-	-	25,368,480

Net Gain (Loss) on Investment	62,245,358	-	-	16,802,148

Net Increase (Decrease) in Net Assets Resulting from Operations	69,276,736	3,634,001	19,788,882	17,203,278

Increase (Decrease) in Net Assets from Contract Transactions	(78,859,114)	(3,632,445)	(59,673,054)	(29,300,244)

Total Increase (Decrease) in Net Assets	(9,582,378)	1,556	(39,884,172)	(12,096,966)

Net Assets as of December 31, 2023:	$820,781,783	$114,069,224	$581,963,174	$204,995,116

Investment Income:
Reinvested Dividends	13,001,994	5,432,043	25,081,369	4,339,794
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,814,625	1,813,650	6,992,622	2,498,644

Net Investment Income (Loss)	2,187,369	3,618,393	18,088,747	1,841,150

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	12,307,443	-	-	-
Realized Gain (Loss) on Investments	7,336,366	-	-	(5,237,153)

Net Realized Capital Gains (Losses) on Investments	19,643,809	-	-	(5,237,153)
Net Change in Unrealized Appreciation (Depreciation)	78,785,680	-	-	13,387,066

Net Gain (Loss) on Investment	98,429,489	-	-	8,149,913

Net Increase (Decrease) in Net Assets Resulting from Operations	100,616,858	3,618,393	18,088,747	9,991,063

Increase (Decrease) in Net Assets from Contract Transactions	(117,002,170)	(12,589,980)	(114,821,984)	(30,865,936)

Total Increase (Decrease) in Net Assets	(16,385,312)	(8,971,587)	(96,733,237)	(20,874,873)

Net Assets as of December 31, 2024:	$804,396,471	$105,097,637	$485,229,937	$184,120,243

See Accompanying Notes. (1) See Footnote 1	36

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA BlackRock iShares Active Asset Allocation - Moderate Service Class	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	TA BlackRock iShares Dynamic Allocation - Balanced Service Class	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$854,204,011	$291,832,011	$695,481,133	$293,945,929

Investment Income:
Reinvested Dividends	12,602,777	4,102,617	9,533,569	3,806,899
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,958,613	3,981,214	8,824,859	3,989,577

Net Investment Income (Loss)	1,644,164	121,403	708,710	(182,678)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(29,834,490)	(8,124,783)	(22,763,743)	(6,345,357)

Net Realized Capital Gains (Losses) on Investments	(29,834,490)	(8,124,783)	(22,763,743)	(6,345,357)
Net Change in Unrealized Appreciation (Depreciation)	123,681,049	52,232,593	94,394,008	49,920,328

Net Gain (Loss) on Investment	93,846,559	44,107,810	71,630,265	43,574,971

Net Increase (Decrease) in Net Assets Resulting from Operations	95,490,723	44,229,213	72,338,975	43,392,293

Increase (Decrease) in Net Assets from Contract Transactions	(80,017,878)	(31,049,176)	(92,998,692)	(35,156,526)

Total Increase (Decrease) in Net Assets	15,472,845	13,180,037	(20,659,717)	8,235,767

Net Assets as of December 31, 2023:	$869,676,856	$305,012,048	$674,821,416	$302,181,696

Investment Income:
Reinvested Dividends	15,484,201	4,724,959	12,808,522	4,824,690
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,133,169	4,118,276	8,568,108	4,048,086

Net Investment Income (Loss)	4,351,032	606,683	4,240,414	776,604

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(15,403,827)	2,297,530	(7,457,067)	1,886,089

Net Realized Capital Gains (Losses) on Investments	(15,403,827)	2,297,530	(7,457,067)	1,886,089
Net Change in Unrealized Appreciation (Depreciation)	74,733,251	29,105,194	50,653,731	28,984,573

Net Gain (Loss) on Investment	59,329,424	31,402,724	43,196,664	30,870,662

Net Increase (Decrease) in Net Assets Resulting from Operations	63,680,456	32,009,407	47,437,078	31,647,266

Increase (Decrease) in Net Assets from Contract Transactions	(112,687,699)	(45,881,187)	(99,023,866)	(48,576,666)

Total Increase (Decrease) in Net Assets	(49,007,243)	(13,871,780)	(51,586,788)	(16,929,400)

Net Assets as of December 31, 2024:	$820,669,613	$291,140,268	$623,234,628	$285,252,296

See Accompanying Notes. (1) See Footnote 1	37

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA BlackRock iShares Edge 100 Service Class	TA BlackRock iShares Edge 40 Initial Class	TA BlackRock iShares Edge 40 Service Class	TA BlackRock iShares Edge 50 Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$56,132,454	$14,849,485	$202,646,475	$402,867,449

Investment Income:
Reinvested Dividends	1,097,531	332,680	3,876,104	6,888,928
Investment Expense:
Mortality and Expense Risk and Administrative Charges	660,883	223,693	2,589,871	4,601,143

Net Investment Income (Loss)	436,648	108,987	1,286,233	2,287,785

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,473,190	226,256	3,025,086	2,904,660
Realized Gain (Loss) on Investments	30,886	(274,659)	(2,535,665)	1,193,048

Net Realized Capital Gains (Losses) on Investments	8,504,076	(48,403)	489,421	4,097,708
Net Change in Unrealized Appreciation (Depreciation)	(1,785,039)	1,037,903	12,312,931	25,808,021

Net Gain (Loss) on Investment	6,719,037	989,500	12,802,352	29,905,729

Net Increase (Decrease) in Net Assets Resulting from Operations	7,155,685	1,098,487	14,088,585	32,193,514

Increase (Decrease) in Net Assets from Contract Transactions	(2,145,028)	(1,155,775)	(25,847,658)	(35,907,286)

Total Increase (Decrease) in Net Assets	5,010,657	(57,288)	(11,759,073)	(3,713,772)

Net Assets as of December 31, 2023:	$61,143,111	$14,792,197	$190,887,402	$399,153,677

Investment Income:
Reinvested Dividends	915,057	398,259	4,458,344	8,462,547
Investment Expense:
Mortality and Expense Risk and Administrative Charges	777,725	227,923	2,464,581	4,619,619

Net Investment Income (Loss)	137,332	170,336	1,993,763	3,842,928

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,398,865	222,134	2,759,641	5,604,875
Realized Gain (Loss) on Investments	297,538	(166,170)	(2,078,164)	6,829,272

Net Realized Capital Gains (Losses) on Investments	1,696,403	55,964	681,477	12,434,147
Net Change in Unrealized Appreciation (Depreciation)	6,415,197	528,111	6,657,863	9,176,877

Net Gain (Loss) on Investment	8,111,600	584,075	7,339,340	21,611,024

Net Increase (Decrease) in Net Assets Resulting from Operations	8,248,932	754,411	9,333,103	25,453,952

Increase (Decrease) in Net Assets from Contract Transactions	(1,095,738)	(1,558,131)	(28,308,549)	(48,867,664)

Total Increase (Decrease) in Net Assets	7,153,194	(803,720)	(18,975,446)	(23,413,712)

Net Assets as of December 31, 2024:	$68,296,305	$13,988,477	$171,911,956	$375,739,965

See Accompanying Notes. (1) See Footnote 1	38

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA BlackRock iShares Edge 75 Service Class	TA BlackRock iShares Tactical - Balanced Service Class	TA BlackRock iShares Tactical - Conservative Service Class	TA BlackRock iShares Tactical - Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$141,227,812	$345,342,124	$171,599,206	$219,792,873

Investment Income:
Reinvested Dividends	2,427,572	3,488,240	2,013,988	1,886,064
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,716,611	4,516,270	2,183,229	2,932,533

Net Investment Income (Loss)	710,961	(1,028,030)	(169,241)	(1,046,469)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,301,488	-	-	-
Realized Gain (Loss) on Investments	1,368,899	(15,030,431)	(6,689,230)	(9,094,669)

Net Realized Capital Gains (Losses) on Investments	5,670,387	(15,030,431)	(6,689,230)	(9,094,669)
Net Change in Unrealized Appreciation (Depreciation)	7,439,392	45,398,203	16,091,955	35,288,996

Net Gain (Loss) on Investment	13,109,779	30,367,772	9,402,725	26,194,327

Net Increase (Decrease) in Net Assets Resulting from Operations	13,820,740	29,339,742	9,233,484	25,147,858

Increase (Decrease) in Net Assets from Contract Transactions	(20,135,729)	(41,431,055)	(19,351,315)	(28,354,490)

Total Increase (Decrease) in Net Assets	(6,314,989)	(12,091,313)	(10,117,831)	(3,206,632)

Net Assets as of December 31, 2023:	$134,912,823	$333,250,811	$161,481,375	$216,586,241

Investment Income:
Reinvested Dividends	2,512,493	11,407,153	5,487,206	7,597,682
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,692,389	4,326,040	2,042,452	2,916,210

Net Investment Income (Loss)	820,104	7,081,113	3,444,754	4,681,472

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,751,930	-	-	-
Realized Gain (Loss) on Investments	2,534,680	(10,115,524)	(5,997,278)	(6,726,142)

Net Realized Capital Gains (Losses) on Investments	6,286,610	(10,115,524)	(5,997,278)	(6,726,142)
Net Change in Unrealized Appreciation (Depreciation)	5,769,556	25,683,095	9,841,125	22,874,924

Net Gain (Loss) on Investment	12,056,166	15,567,571	3,843,847	16,148,782

Net Increase (Decrease) in Net Assets Resulting from Operations	12,876,270	22,648,684	7,288,601	20,830,254

Increase (Decrease) in Net Assets from Contract Transactions	(16,252,956)	(54,981,244)	(26,500,132)	(35,259,688)

Total Increase (Decrease) in Net Assets	(3,376,686)	(32,332,560)	(19,211,531)	(14,429,434)

Net Assets as of December 31, 2024:	$131,536,137	$300,918,251	$142,269,844	$202,156,807

See Accompanying Notes. (1) See Footnote 1	39

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA BlackRock Real Estate Securities Initial Class	TA BlackRock Real Estate Securities Service Class	TA BlackRock Tactical Allocation Service Class	TA Goldman Sachs 70/30 Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$23,221,304	$63,353,865	$838,532,604	$2,239,896

Investment Income:
Reinvested Dividends	1,335,730	3,280,921	20,235,851	44,663
Investment Expense:
Mortality and Expense Risk and Administrative Charges	336,122	845,004	11,325,754	32,302

Net Investment Income (Loss)	999,608	2,435,917	8,910,097	12,361

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	30,016,208	49,084
Realized Gain (Loss) on Investments	(1,126,945)	(3,283,367)	(26,470,145)	(33,901)

Net Realized Capital Gains (Losses) on Investments	(1,126,945)	(3,283,367)	3,546,063	15,183
Net Change in Unrealized Appreciation (Depreciation)	2,623,883	7,832,949	90,342,079	384,812

Net Gain (Loss) on Investment	1,496,938	4,549,582	93,888,142	399,995

Net Increase (Decrease) in Net Assets Resulting from Operations	2,496,546	6,985,499	102,798,239	412,356

Increase (Decrease) in Net Assets from Contract Transactions	(2,098,887)	(4,431,360)	(119,981,218)	1,434,179

Total Increase (Decrease) in Net Assets	397,659	2,554,139	(17,182,979)	1,846,535

Net Assets as of December 31, 2023:	$23,618,963	$65,908,004	$821,349,625	$4,086,431

Investment Income:
Reinvested Dividends	499,005	1,116,325	11,985,078	65,676
Investment Expense:
Mortality and Expense Risk and Administrative Charges	347,438	862,483	11,063,829	60,956

Net Investment Income (Loss)	151,567	253,842	921,249	4,720

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	92,097
Realized Gain (Loss) on Investments	(716,634)	(2,275,109)	(8,881,823)	(5,710)

Net Realized Capital Gains (Losses) on Investments	(716,634)	(2,275,109)	(8,881,823)	86,387
Net Change in Unrealized Appreciation (Depreciation)	532,361	1,911,682	91,870,231	407,880

Net Gain (Loss) on Investment	(184,273)	(363,427)	82,988,408	494,267

Net Increase (Decrease) in Net Assets Resulting from Operations	(32,706)	(109,585)	83,909,657	498,987

Increase (Decrease) in Net Assets from Contract Transactions	(1,446,939)	(5,305,301)	(152,673,261)	1,688,230

Total Increase (Decrease) in Net Assets	(1,479,645)	(5,414,886)	(68,763,604)	2,187,217

Net Assets as of December 31, 2024:	$22,139,318	$60,493,118	$752,586,021	$6,273,648

See Accompanying Notes. (1) See Footnote 1	40

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Goldman Sachs Managed Risk - Balanced ETF Service Class	TA Goldman Sachs Managed Risk - Conservative ETF Service Class	TA Goldman Sachs Managed Risk - Growth ETF Service Class	TA Great Lakes Advisors Large Cap Value Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$3,853,036,450	$437,958,614	$1,689,317,039	$51,430,920

Investment Income:
Reinvested Dividends	56,017,386	7,452,944	24,275,331	454,942
Investment Expense:
Mortality and Expense Risk and Administrative Charges	47,195,863	5,302,320	22,307,753	651,152

Net Investment Income (Loss)	8,821,523	2,150,624	1,967,578	(196,210)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	258,842,297	19,951,464	44,423,350	2,423,096
Realized Gain (Loss) on Investments	(19,620,853)	(5,310,130)	(10,640,047)	796,720

Net Realized Capital Gains (Losses) on Investments	239,221,444	14,641,334	33,783,303	3,219,816
Net Change in Unrealized Appreciation (Depreciation)	175,674,636	20,269,228	218,732,306	2,601,245

Net Gain (Loss) on Investment	414,896,080	34,910,562	252,515,609	5,821,061

Net Increase (Decrease) in Net Assets Resulting from Operations	423,717,603	37,061,186	254,483,187	5,624,851

Increase (Decrease) in Net Assets from Contract Transactions	(471,808,901)	(57,946,852)	(224,060,817)	(3,202,794)

Total Increase (Decrease) in Net Assets	(48,091,298)	(20,885,666)	30,422,370	2,422,057

Net Assets as of December 31, 2023:	$3,804,945,152	$417,072,948	$1,719,739,409	$53,852,977

Investment Income:
Reinvested Dividends	80,071,661	9,589,545	30,328,607	539,350
Investment Expense:
Mortality and Expense Risk and Administrative Charges	45,939,508	4,976,196	22,385,723	763,878

Net Investment Income (Loss)	34,132,153	4,613,349	7,942,884	(224,528)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	42,730,693	15,127,490	20,394,381	2,722,542
Realized Gain (Loss) on Investments	15,036,899	(2,986,926)	49,512,240	1,503,177

Net Realized Capital Gains (Losses) on Investments	57,767,592	12,140,564	69,906,621	4,225,719
Net Change in Unrealized Appreciation (Depreciation)	185,071,643	4,028,523	111,911,006	4,351,041

Net Gain (Loss) on Investment	242,839,235	16,169,087	181,817,627	8,576,760

Net Increase (Decrease) in Net Assets Resulting from Operations	276,971,388	20,782,436	189,760,511	8,352,232

Increase (Decrease) in Net Assets from Contract Transactions	(594,290,051)	(66,689,287)	(299,619,064)	1,437,320

Total Increase (Decrease) in Net Assets	(317,318,663)	(45,906,851)	(109,858,553)	9,789,552

Net Assets as of December 31, 2024:	$3,487,626,489	$371,166,097	$1,609,880,856	$63,642,529

See Accompanying Notes. (1) See Footnote 1	41

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA International Focus Initial Class	TA International Focus Service Class	TA Janus Balanced Service Class	TA Janus Mid-Cap Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$56,973,368	$88,745,241	$820,625,445	$60,568,907

Investment Income:
Reinvested Dividends	1,141,373	1,535,598	9,308,739	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	852,134	1,163,666	11,116,012	960,155

Net Investment Income (Loss)	289,239	371,932	(1,807,273)	(960,155)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	23,962,260	11,217,967
Realized Gain (Loss) on Investments	(694,627)	(545,861)	14,984,453	591,946

Net Realized Capital Gains (Losses) on Investments	(694,627)	(545,861)	38,946,713	11,809,913
Net Change in Unrealized Appreciation (Depreciation)	6,343,695	9,213,517	66,855,234	(1,895,592)

Net Gain (Loss) on Investment	5,649,068	8,667,656	105,801,947	9,914,321

Net Increase (Decrease) in Net Assets Resulting from Operations	5,938,307	9,039,588	103,994,674	8,954,166

Increase (Decrease) in Net Assets from Contract Transactions	(4,389,063)	(9,824,790)	(94,674,499)	(3,653,758)

Total Increase (Decrease) in Net Assets	1,549,244	(785,202)	9,320,175	5,300,408

Net Assets as of December 31, 2023:	$58,522,612	$87,960,039	$829,945,620	$65,869,315

Investment Income:
Reinvested Dividends	1,359,571	1,854,701	13,984,003	85,188
Investment Expense:
Mortality and Expense Risk and Administrative Charges	889,376	1,166,218	11,216,755	1,002,955

Net Investment Income (Loss)	470,195	688,483	2,767,248	(917,767)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,872,227	2,857,242	19,039,404	3,809,565
Realized Gain (Loss) on Investments	(275,704)	678,527	29,575,451	(453,620)

Net Realized Capital Gains (Losses) on Investments	1,596,523	3,535,769	48,614,855	3,355,945
Net Change in Unrealized Appreciation (Depreciation)	(3,293,551)	(6,184,578)	52,625,926	5,448,917

Net Gain (Loss) on Investment	(1,697,028)	(2,648,809)	101,240,781	8,804,862

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,226,833)	(1,960,326)	104,008,029	7,887,095

Increase (Decrease) in Net Assets from Contract Transactions	(3,641,707)	(5,070,943)	(141,386,089)	(9,270,549)

Total Increase (Decrease) in Net Assets	(4,868,540)	(7,031,269)	(37,378,060)	(1,383,454)

Net Assets as of December 31, 2024:	$53,654,072	$80,928,770	$792,567,560	$64,485,861

See Accompanying Notes. (1) See Footnote 1	42

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Janus Mid-Cap Growth Service Class	TA JPMorgan Asset Allocation - Conservative Initial Class	TA JPMorgan Asset Allocation - Conservative Service Class	TA JPMorgan Asset Allocation - Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$157,131,166	$110,777,412	$674,855,947	$202,466,102

Investment Income:
Reinvested Dividends	-	2,490,441	12,497,614	3,649,330
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,159,605	1,725,296	8,403,113	3,276,912

Net Investment Income (Loss)	(2,159,605)	765,145	4,094,501	372,418

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	30,995,444	-	-	2,974,335
Realized Gain (Loss) on Investments	(3,288,719)	(5,364,202)	(30,649,538)	(4,496,223)

Net Realized Capital Gains (Losses) on Investments	27,706,725	(5,364,202)	(30,649,538)	(1,521,888)
Net Change in Unrealized Appreciation (Depreciation)	(2,007,116)	9,994,300	58,748,890	37,474,287

Net Gain (Loss) on Investment	25,699,609	4,630,098	28,099,352	35,952,399

Net Increase (Decrease) in Net Assets Resulting from Operations	23,540,004	5,395,243	32,193,853	36,324,817

Increase (Decrease) in Net Assets from Contract Transactions	(5,697,749)	(9,211,428)	(93,331,999)	(12,981,151)

Total Increase (Decrease) in Net Assets	17,842,255	(3,816,185)	(61,138,146)	23,343,666

Net Assets as of December 31, 2023:	$174,973,421	$106,961,227	$613,717,801	$225,809,768

Investment Income:
Reinvested Dividends	-	2,124,658	10,262,375	3,173,397
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,433,811	1,690,568	7,766,154	3,714,855

Net Investment Income (Loss)	(2,433,811)	434,090	2,496,221	(541,458)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	12,065,214	-	-	4,425,570
Realized Gain (Loss) on Investments	(6,081,884)	(3,547,912)	(20,264,359)	(1,749,628)

Net Realized Capital Gains (Losses) on Investments	5,983,330	(3,547,912)	(20,264,359)	2,675,942
Net Change in Unrealized Appreciation (Depreciation)	18,239,988	7,315,849	41,764,291	29,821,203

Net Gain (Loss) on Investment	24,223,318	3,767,937	21,499,932	32,497,145

Net Increase (Decrease) in Net Assets Resulting from Operations	21,789,507	4,202,027	23,996,153	31,955,687

Increase (Decrease) in Net Assets from Contract Transactions	(10,049,634)	(8,613,787)	(92,187,139)	(18,111,509)

Total Increase (Decrease) in Net Assets	11,739,873	(4,411,760)	(68,190,986)	13,844,178

Net Assets as of December 31, 2024:	$186,713,294	$102,549,467	$545,526,815	$239,653,946

See Accompanying Notes. (1) See Footnote 1	43

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA JPMorgan Asset Allocation - Growth Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Initial Class Subaccount	TA JPMorgan Asset Allocation - Moderate Service Class Subaccount	TA JPMorgan Asset Allocation - Moderate Growth Initial Class Subaccount

Net Assets as of December 31, 2022:	$198,045,724	$250,311,461	$4,582,904,477	$362,843,518

Investment Income:
Reinvested Dividends	3,058,733	5,147,799	81,226,292	7,070,209
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,743,740	3,849,957	55,968,671	5,551,652

Net Investment Income (Loss)	314,993	1,297,842	25,257,621	1,518,557

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,946,566	1,858,995	33,941,306	15,646,665
Realized Gain (Loss) on Investments	(8,715,163)	(6,372,178)	(99,739,400)	(12,083,754)

Net Realized Capital Gains (Losses) on Investments	(5,768,597)	(4,513,183)	(65,798,094)	3,562,911
Net Change in Unrealized Appreciation (Depreciation)	40,244,548	20,760,768	357,551,050	30,922,998

Net Gain (Loss) on Investment	34,475,951	16,247,585	291,752,956	34,485,909

Net Increase (Decrease) in Net Assets Resulting from Operations	34,790,944	17,545,427	317,010,577	36,004,466

Increase (Decrease) in Net Assets from Contract Transactions	(15,060,452)	(16,267,934)	(476,606,628)	(32,642,186)

Total Increase (Decrease) in Net Assets	19,730,492	1,277,493	(159,596,051)	3,362,280

Net Assets as of December 31, 2023:	$217,776,216	$251,588,954	$4,423,308,426	$366,205,798

Investment Income:
Reinvested Dividends	2,607,769	4,004,409	57,871,142	4,452,540
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,119,240	4,044,944	54,778,429	5,751,147

Net Investment Income (Loss)	(511,471)	(40,535)	3,092,713	(1,298,607)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,348,962	-	-	-
Realized Gain (Loss) on Investments	(2,977,051)	(3,197,697)	(68,935,057)	(7,249,792)

Net Realized Capital Gains (Losses) on Investments	1,371,911	(3,197,697)	(68,935,057)	(7,249,792)
Net Change in Unrealized Appreciation (Depreciation)	30,200,897	18,759,655	335,550,516	41,559,658

Net Gain (Loss) on Investment	31,572,808	15,561,958	266,615,459	34,309,866

Net Increase (Decrease) in Net Assets Resulting from Operations	31,061,337	15,521,423	269,708,172	33,011,259

Increase (Decrease) in Net Assets from Contract Transactions	(17,280,571)	(19,830,646)	(579,894,295)	(40,669,838)

Total Increase (Decrease) in Net Assets	13,780,766	(4,309,223)	(310,186,123)	(7,658,579)

Net Assets as of December 31, 2024:	$231,556,982	$247,279,731	$4,113,122,303	$358,547,219

See Accompanying Notes. (1) See Footnote 1	44

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA JPMorgan Asset Allocation - Moderate Growth Service Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount	TA JPMorgan Enhanced Index Service Class Subaccount	TA JPMorgan International Moderate Growth Initial Class Subaccount

Net Assets as of December 31, 2022:	$2,406,528,834	$114,567,030	$90,422,301	$101,768

Investment Income:
Reinvested Dividends	39,929,255	1,010,755	602,033	1,705
Investment Expense:
Mortality and Expense Risk and Administrative Charges	32,757,662	1,885,597	1,339,412	468

Net Investment Income (Loss)	7,171,593	(874,842)	(737,379)	1,237

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	103,272,522	5,814,717	4,848,237	-
Realized Gain (Loss) on Investments	(80,451,847)	1,762,377	35,619	(28)

Net Realized Capital Gains (Losses) on Investments	22,820,675	7,577,094	4,883,856	(28)
Net Change in Unrealized Appreciation (Depreciation)	197,490,469	21,727,761	18,590,703	7,572

Net Gain (Loss) on Investment	220,311,144	29,304,855	23,474,559	7,544

Net Increase (Decrease) in Net Assets Resulting from Operations	227,482,737	28,430,013	22,737,180	8,781

Increase (Decrease) in Net Assets from Contract Transactions	(325,623,391)	(6,772,669)	(84,940)	(1,469)

Total Increase (Decrease) in Net Assets	(98,140,654)	21,657,344	22,652,240	7,312

Net Assets as of December 31, 2023:	$2,308,388,180	$136,224,374	$113,074,541	$109,080

Investment Income:
Reinvested Dividends	21,700,737	1,000,548	611,166	2,746
Investment Expense:
Mortality and Expense Risk and Administrative Charges	31,994,054	2,336,705	1,709,922	510

Net Investment Income (Loss)	(10,293,317)	(1,336,157)	(1,098,756)	2,236

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	4,931,195	4,222,050	-
Realized Gain (Loss) on Investments	(66,329,814)	5,557,428	5,136,947	59

Net Realized Capital Gains (Losses) on Investments	(66,329,814)	10,488,623	9,358,997	59
Net Change in Unrealized Appreciation (Depreciation)	276,774,353	20,832,265	16,798,309	(589)

Net Gain (Loss) on Investment	210,444,539	31,320,888	26,157,306	(530)

Net Increase (Decrease) in Net Assets Resulting from Operations	200,151,222	29,984,731	25,058,550	1,706

Increase (Decrease) in Net Assets from Contract Transactions	(379,826,336)	(11,210,858)	1,286,758	1,813

Total Increase (Decrease) in Net Assets	(179,675,114)	18,773,873	26,345,308	3,519

Net Assets as of December 31, 2024:	$2,128,713,066	$154,998,247	$139,419,849	$112,599

See Accompanying Notes. (1) See Footnote 1	45

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA JPMorgan International Moderate Growth Service Class	TA JPMorgan Tactical Allocation Service Class	TA Madison Diversified Income Service Class	TA Market Participation Strategy Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$377,974,105	$943,736,725	$137,324,787	$312,480,977

Investment Income:
Reinvested Dividends	4,808,457	13,893,321	2,528,436	1,222,111
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,087,824	11,030,763	1,673,810	4,170,377

Net Investment Income (Loss)	(279,367)	2,862,558	854,626	(2,948,266)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	5,655,800	-
Realized Gain (Loss) on Investments	(3,188,051)	(18,582,849)	(3,677,976)	(11,864,801)

Net Realized Capital Gains (Losses) on Investments	(3,188,051)	(18,582,849)	1,977,824	(11,864,801)
Net Change in Unrealized Appreciation (Depreciation)	28,306,468	79,022,706	152,737	43,888,298

Net Gain (Loss) on Investment	25,118,417	60,439,857	2,130,561	32,023,497

Net Increase (Decrease) in Net Assets Resulting from Operations	24,839,050	63,302,415	2,985,187	29,075,231

Increase (Decrease) in Net Assets from Contract Transactions	(49,624,166)	(101,223,052)	(16,446,890)	(39,981,762)

Total Increase (Decrease) in Net Assets	(24,785,116)	(37,920,637)	(13,461,703)	(10,906,531)

Net Assets as of December 31, 2023:	$353,188,989	$905,816,088	$123,863,084	$301,574,446

Investment Income:
Reinvested Dividends	6,983,489	20,013,621	2,884,866	4,459,156
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,725,308	10,446,490	1,522,417	4,098,208

Net Investment Income (Loss)	2,258,181	9,567,131	1,362,449	360,948

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(4,037,184)	(10,788,489)	(4,275,485)	(6,862,982)

Net Realized Capital Gains (Losses) on Investments	(4,037,184)	(10,788,489)	(4,275,485)	(6,862,982)
Net Change in Unrealized Appreciation (Depreciation)	4,325,589	25,843,329	5,363,563	44,049,838

Net Gain (Loss) on Investment	288,405	15,054,840	1,088,078	37,186,856

Net Increase (Decrease) in Net Assets Resulting from Operations	2,546,586	24,621,971	2,450,527	37,547,804

Increase (Decrease) in Net Assets from Contract Transactions	(50,925,782)	(124,313,901)	(18,205,139)	(55,874,501)

Total Increase (Decrease) in Net Assets	(48,379,196)	(99,691,930)	(15,754,612)	(18,326,697)

Net Assets as of December 31, 2024:	$304,809,793	$806,124,158	$108,108,472	$283,247,749

See Accompanying Notes. (1) See Footnote 1	46

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Morgan Stanley Global Allocation Service Class	TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	TA MSCI EAFE Index Service Class	TA Multi-Managed Balanced Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$801,306,383	$213,130,058	$53,843,555	$78,313,346

Investment Income:
Reinvested Dividends	-	39,148,042	1,355,337	1,338,057
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,712,229	2,663,275	779,707	1,260,334

Net Investment Income (Loss)	(10,712,229)	36,484,767	575,630	77,723

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	28,276,029	-	-	2,827,998
Realized Gain (Loss) on Investments	(16,308,774)	(7,968,396)	895,589	57,336

Net Realized Capital Gains (Losses) on Investments	11,967,255	(7,968,396)	895,589	2,885,334
Net Change in Unrealized Appreciation (Depreciation)	88,162,161	(13,424,565)	7,094,512	10,121,317

Net Gain (Loss) on Investment	100,129,416	(21,392,961)	7,990,101	13,006,651

Net Increase (Decrease) in Net Assets Resulting from Operations	89,417,187	15,091,806	8,565,731	13,084,374

Increase (Decrease) in Net Assets from Contract Transactions	(116,019,048)	(20,356,562)	928,138	(1,569,002)

Total Increase (Decrease) in Net Assets	(26,601,861)	(5,264,756)	9,493,869	11,515,372

Net Assets as of December 31, 2023:	$774,704,522	$207,865,302	$63,337,424	$89,828,718

Investment Income:
Reinvested Dividends	33,598,918	-	1,692,815	1,804,022
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,184,604	2,579,700	960,714	1,422,485

Net Investment Income (Loss)	23,414,314	(2,579,700)	732,101	381,537

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	3,932,012
Realized Gain (Loss) on Investments	(6,583,876)	(12,989,977)	1,406,854	1,229,470

Net Realized Capital Gains (Losses) on Investments	(6,583,876)	(12,989,977)	1,406,854	5,161,482
Net Change in Unrealized Appreciation (Depreciation)	23,293,921	23,158,088	(1,428,939)	5,925,327

Net Gain (Loss) on Investment	16,710,045	10,168,111	(22,085)	11,086,809

Net Increase (Decrease) in Net Assets Resulting from Operations	40,124,359	7,588,411	710,016	11,468,346

Increase (Decrease) in Net Assets from Contract Transactions	(126,425,465)	(27,285,507)	10,486,466	(8,994,868)

Total Increase (Decrease) in Net Assets	(86,301,106)	(19,697,096)	11,196,482	2,473,478

Net Assets as of December 31, 2024:	$688,403,416	$188,168,206	$74,533,906	$92,302,196

See Accompanying Notes. (1) See Footnote 1	47

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA Multi-Managed Balanced Service Class	TA PineBridge Inflation Opportunities Service Class	TA ProFunds UltraBear Service Class (OAM)	TA S&P 500 Index Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$1,047,886,498	$131,701,424	$-	$625,896

Investment Income:
Reinvested Dividends	14,041,579	6,346,912	-	10,046
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,492,894	1,625,642	-	2,563

Net Investment Income (Loss)	548,685	4,721,270	-	7,483

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	35,913,622	-	-	11,891
Realized Gain (Loss) on Investments	8,277,038	(1,147,426)	-	28,679

Net Realized Capital Gains (Losses) on Investments	44,190,660	(1,147,426)	-	40,570
Net Change in Unrealized Appreciation (Depreciation)	119,605,595	1,142,907	-	201,660

Net Gain (Loss) on Investment	163,796,255	(4,519)	-	242,230

Net Increase (Decrease) in Net Assets Resulting from Operations	164,344,940	4,716,751	-	249,713

Increase (Decrease) in Net Assets from Contract Transactions	(154,704,937)	(23,546,682)	-	851,224

Total Increase (Decrease) in Net Assets	9,640,003	(18,829,931)	-	1,100,937

Net Assets as of December 31, 2023:	$1,057,526,501	$112,871,493	$-	$1,726,833

Investment Income:
Reinvested Dividends	17,460,022	3,328,168	343,149	62,759
Investment Expense:
Mortality and Expense Risk and Administrative Charges	13,332,613	1,375,732	71,600	15,972

Net Investment Income (Loss)	4,127,409	1,952,436	271,549	46,787

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	43,790,466	-	-	125,929
Realized Gain (Loss) on Investments	32,432,732	(1,596,953)	(327,555)	101,342

Net Realized Capital Gains (Losses) on Investments	76,223,198	(1,596,953)	(327,555)	227,271
Net Change in Unrealized Appreciation (Depreciation)	48,983,135	64,153	(999,201)	680,024

Net Gain (Loss) on Investment	125,206,333	(1,532,800)	(1,326,756)	907,295

Net Increase (Decrease) in Net Assets Resulting from Operations	129,333,742	419,636	(1,055,207)	954,082

Increase (Decrease) in Net Assets from Contract Transactions	(220,713,065)	(22,673,578)	11,307,624	10,285,318

Total Increase (Decrease) in Net Assets	(91,379,323)	(22,253,942)	10,252,417	11,239,400

Net Assets as of December 31, 2024:	$966,147,178	$90,617,551	$10,252,417	$12,966,233

See Accompanying Notes. (1) See Footnote 1	48

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA S&P 500 Index Service Class	TA Small/Mid Cap Value Initial Class	TA Small/Mid Cap Value Service Class	TA T. Rowe Price Small Cap Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$356,036,035	$88,179,355	$166,821,675	$93,280,357

Investment Income:
Reinvested Dividends	4,027,695	905,596	1,394,174	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,676,502	1,254,553	2,230,031	1,462,945

Net Investment Income (Loss)	(1,648,807)	(348,957)	(835,857)	(1,462,945)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	5,873,145	8,329,557	17,045,683	3,890,486
Realized Gain (Loss) on Investments	12,521,997	(380,934)	(1,018,375)	(4,350,531)

Net Realized Capital Gains (Losses) on Investments	18,395,142	7,948,623	16,027,308	(460,045)
Net Change in Unrealized Appreciation (Depreciation)	72,744,228	1,222,635	2,070,200	19,337,407

Net Gain (Loss) on Investment	91,139,370	9,171,258	18,097,508	18,877,362

Net Increase (Decrease) in Net Assets Resulting from Operations	89,490,563	8,822,301	17,261,651	17,414,417

Increase (Decrease) in Net Assets from Contract Transactions	45,056,033	(8,416,760)	(6,900,398)	(5,718,745)

Total Increase (Decrease) in Net Assets	134,546,596	405,541	10,361,253	11,695,672

Net Assets as of December 31, 2023:	$490,582,631	$88,584,896	$177,182,928	$104,976,029

Investment Income:
Reinvested Dividends	4,737,646	815,488	1,359,602	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,313,950	1,280,857	2,402,079	1,630,721

Net Investment Income (Loss)	(3,576,304)	(465,369)	(1,042,477)	(1,630,721)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,565,351	2,729,030	5,967,039	3,782,213
Realized Gain (Loss) on Investments	26,278,019	359,162	1,335,821	(4,617,580)

Net Realized Capital Gains (Losses) on Investments	37,843,370	3,088,192	7,302,860	(835,367)
Net Change in Unrealized Appreciation (Depreciation)	84,562,101	3,608,294	6,199,076	13,846,074

Net Gain (Loss) on Investment	122,405,471	6,696,486	13,501,936	13,010,707

Net Increase (Decrease) in Net Assets Resulting from Operations	118,829,167	6,231,117	12,459,459	11,379,986

Increase (Decrease) in Net Assets from Contract Transactions	114,074,186	(10,160,543)	(8,813,166)	(12,932,916)

Total Increase (Decrease) in Net Assets	232,903,353	(3,929,426)	3,646,293	(1,552,930)

Net Assets as of December 31, 2024:	$723,485,984	$84,655,470	$180,829,221	$103,423,099

See Accompanying Notes. (1) See Footnote 1	49

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA T. Rowe Price Small Cap Service Class	TA TSW International Equity Initial Class	TA TSW International Equity Service Class	TA TSW Mid Cap Value Opportunities Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$290,913,475	$62,144,473	$48,319,769	$224,237,611

Investment Income:
Reinvested Dividends	-	713,726	420,405	2,680,841
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,999,419	982,418	670,687	2,885,545

Net Investment Income (Loss)	(3,999,419)	(268,692)	(250,282)	(204,704)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	14,026,606	-	-	20,208,963
Realized Gain (Loss) on Investments	(25,436,896)	752,302	222,048	(5,228,657)

Net Realized Capital Gains (Losses) on Investments	(11,410,290)	752,302	222,048	14,980,306
Net Change in Unrealized Appreciation (Depreciation)	69,658,782	7,802,066	6,504,880	3,670,652

Net Gain (Loss) on Investment	58,248,492	8,554,368	6,726,928	18,650,958

Net Increase (Decrease) in Net Assets Resulting from Operations	54,249,073	8,285,676	6,476,646	18,446,254

Increase (Decrease) in Net Assets from Contract Transactions	(15,547,030)	(2,752,896)	(2,235,960)	(22,123,814)

Total Increase (Decrease) in Net Assets	38,702,043	5,532,780	4,240,686	(3,677,560)

Net Assets as of December 31, 2023:	$329,615,518	$67,677,253	$52,560,455	$220,560,051

Investment Income:
Reinvested Dividends	-	1,922,400	1,438,250	2,681,831
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,585,561	1,000,429	698,714	2,959,991

Net Investment Income (Loss)	(4,585,561)	921,971	739,536	(278,160)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	14,455,337	-	-	35,950,484
Realized Gain (Loss) on Investments	(22,279,664)	969,839	1,494,874	(2,692,722)

Net Realized Capital Gains (Losses) on Investments	(7,824,327)	969,839	1,494,874	33,257,762
Net Change in Unrealized Appreciation (Depreciation)	48,469,270	(654,582)	(1,256,653)	(18,661,826)

Net Gain (Loss) on Investment	40,644,943	315,257	238,221	14,595,936

Net Increase (Decrease) in Net Assets Resulting from Operations	36,059,382	1,237,228	977,757	14,317,776

Increase (Decrease) in Net Assets from Contract Transactions	(16,914,439)	(5,745,219)	(3,199,530)	(24,161,336)

Total Increase (Decrease) in Net Assets	19,144,943	(4,507,991)	(2,221,773)	(9,843,560)

Net Assets as of December 31, 2024:	$348,760,461	$63,169,262	$50,338,682	$210,716,491

See Accompanying Notes. (1) See Footnote 1	50

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	TA WMC US Growth Initial Class	TA WMC US Growth Service Class	Vanguard® Balanced	Vanguard® Capital Growth
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$332,806,510	$224,156,846	$22,168,437	$2,355,791

Investment Income:
Reinvested Dividends	236,379	-	576,525	28,858
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,987,265	7,072,709	466,711	8,643

Net Investment Income (Loss)	(7,750,886)	(7,072,709)	109,814	20,215

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	16,647,315	19,804,605	1,117,256	139,028
Realized Gain (Loss) on Investments	2,790,130	(3,391,561)	(663,710)	(105,525)

Net Realized Capital Gains (Losses) on Investments	19,437,445	16,413,044	453,546	33,503
Net Change in Unrealized Appreciation (Depreciation)	157,291,632	159,079,844	3,158,654	659,763

Net Gain (Loss) on Investment	176,729,077	175,492,888	3,612,200	693,266

Net Increase (Decrease) in Net Assets Resulting from Operations	168,978,191	168,420,179	3,722,014	713,481

Increase (Decrease) in Net Assets from Contract Transactions	145,943,096	351,415,773	10,138,479	417,482

Total Increase (Decrease) in Net Assets	314,921,287	519,835,952	13,860,493	1,130,963

Net Assets as of December 31, 2023:	$647,727,797	$743,992,798	$36,028,930	$3,486,754

Investment Income:
Reinvested Dividends	78,663	-	896,170	42,280
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,924,346	10,913,481	633,914	11,846

Net Investment Income (Loss)	(10,845,683)	(10,913,481)	262,256	30,434

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	64,061,504	79,179,709	1,938,245	77,282
Realized Gain (Loss) on Investments	19,897,542	14,955,090	(665,692)	18,363

Net Realized Capital Gains (Losses) on Investments	83,959,046	94,134,799	1,272,553	95,645
Net Change in Unrealized Appreciation (Depreciation)	94,710,257	111,729,173	3,307,806	327,943

Net Gain (Loss) on Investment	178,669,303	205,863,972	4,580,359	423,588

Net Increase (Decrease) in Net Assets Resulting from Operations	167,823,620	194,950,491	4,842,615	454,022

Increase (Decrease) in Net Assets from Contract Transactions	(77,606,199)	(70,491,881)	5,221,085	247,441

Total Increase (Decrease) in Net Assets	90,217,421	124,458,610	10,063,700	701,463

Net Assets as of December 31, 2024:	$737,945,218	$868,451,408	$46,092,630	$4,188,217

See Accompanying Notes. (1) See Footnote 1	51

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Vanguard® Conservative Allocation	Vanguard® Diversified Value	Vanguard® Equity Income	Vanguard® Equity Index
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$9,474,948	$1,704,817	$2,168,634	$12,705,695

Investment Income:
Reinvested Dividends	201,342	26,164	62,472	197,487
Investment Expense:
Mortality and Expense Risk and Administrative Charges	158,952	6,098	6,585	55,941

Net Investment Income (Loss)	42,390	20,066	55,887	141,546

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	260,596	99,456	122,138	437,389
Realized Gain (Loss) on Investments	(85,926)	(5,750)	(77,588)	140,189

Net Realized Capital Gains (Losses) on Investments	174,670	93,706	44,550	577,578
Net Change in Unrealized Appreciation (Depreciation)	950,618	290,147	95,389	2,716,178

Net Gain (Loss) on Investment	1,125,288	383,853	139,939	3,293,756

Net Increase (Decrease) in Net Assets Resulting from Operations	1,167,678	403,919	195,826	3,435,302

Increase (Decrease) in Net Assets from Contract Transactions	1,984,535	612,140	458,485	959,975

Total Increase (Decrease) in Net Assets	3,152,213	1,016,059	654,311	4,395,277

Net Assets as of December 31, 2023:	$12,627,161	$2,720,876	$2,822,945	$17,100,972

Investment Income:
Reinvested Dividends	362,746	47,573	79,181	244,391
Investment Expense:
Mortality and Expense Risk and Administrative Charges	205,123	9,050	8,860	67,615

Net Investment Income (Loss)	157,623	38,523	70,321	176,776

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	307,466	171,950	166,917	698,698
Realized Gain (Loss) on Investments	(108,813)	7,671	(74,521)	325,343

Net Realized Capital Gains (Losses) on Investments	198,653	179,621	92,396	1,024,041
Net Change in Unrealized Appreciation (Depreciation)	454,509	188,562	215,429	2,881,847

Net Gain (Loss) on Investment	653,162	368,183	307,825	3,905,888

Net Increase (Decrease) in Net Assets Resulting from Operations	810,785	406,706	378,146	4,082,664

Increase (Decrease) in Net Assets from Contract Transactions	2,633,422	(32,002)	1,201,499	(1,416,922)

Total Increase (Decrease) in Net Assets	3,444,207	374,704	1,579,645	2,665,742

Net Assets as of December 31, 2024:	$16,071,368	$3,095,580	$4,402,590	$19,766,714

See Accompanying Notes. (1) See Footnote 1	52

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Vanguard® Global Bond Index	Vanguard® Growth	Vanguard® High Yield Bond	Vanguard® International
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$792,449	$3,179,060	$1,230,611	$5,871,484

Investment Income:
Reinvested Dividends	15,225	9,319	65,301	96,014
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,275	12,060	4,284	35,465

Net Investment Income (Loss)	12,950	(2,741)	61,017	60,549

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,326	-	-	207,036
Realized Gain (Loss) on Investments	(8,618)	(346,738)	(8,666)	(722,221)

Net Realized Capital Gains (Losses) on Investments	(7,292)	(346,738)	(8,666)	(515,185)
Net Change in Unrealized Appreciation (Depreciation)	48,722	1,653,619	138,695	1,320,339

Net Gain (Loss) on Investment	41,430	1,306,881	130,029	805,154

Net Increase (Decrease) in Net Assets Resulting from Operations	54,380	1,304,140	191,046	865,703

Increase (Decrease) in Net Assets from Contract Transactions	211,475	437,001	711,917	929,356

Total Increase (Decrease) in Net Assets	265,855	1,741,141	902,963	1,795,059

Net Assets as of December 31, 2023:	$1,058,304	$4,920,201	$2,133,574	$7,666,543

Investment Income:
Reinvested Dividends	31,168	15,715	122,085	95,837
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,437	21,574	7,640	42,558

Net Investment Income (Loss)	27,731	(5,859)	114,445	53,279

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,160	-	-	253,694
Realized Gain (Loss) on Investments	(7,783)	36,169	(29,635)	(730,478)

Net Realized Capital Gains (Losses) on Investments	(6,623)	36,169	(29,635)	(476,784)
Net Change in Unrealized Appreciation (Depreciation)	(573)	1,785,673	79,584	1,062,068

Net Gain (Loss) on Investment	(7,196)	1,821,842	49,949	585,284

Net Increase (Decrease) in Net Assets Resulting from Operations	20,535	1,815,983	164,394	638,563

Increase (Decrease) in Net Assets from Contract Transactions	107,611	8,923,116	1,343,545	162,786

Total Increase (Decrease) in Net Assets	128,146	10,739,099	1,507,939	801,349

Net Assets as of December 31, 2024:	$1,186,450	$15,659,300	$3,641,513	$8,467,892

See Accompanying Notes. (1) See Footnote 1	53

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Vanguard® Mid-Cap Index	Vanguard® Moderate Allocation	Vanguard® Money Market	Vanguard® Real Estate Index
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$14,987,533	$18,671,605	$5,005,978	$3,401,801

Investment Income:
Reinvested Dividends	238,995	420,520	372,343	86,192
Investment Expense:
Mortality and Expense Risk and Administrative Charges	254,314	246,305	20,627	15,623

Net Investment Income (Loss)	(15,319)	174,215	351,716	70,569

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	299,918	670,247	74	162,606
Realized Gain (Loss) on Investments	(381,050)	(319,063)	-	(167,762)

Net Realized Capital Gains (Losses) on Investments	(81,132)	351,184	74	(5,156)
Net Change in Unrealized Appreciation (Depreciation)	2,839,883	2,470,561	-	298,132

Net Gain (Loss) on Investment	2,758,751	2,821,745	74	292,976

Net Increase (Decrease) in Net Assets Resulting from Operations	2,743,432	2,995,960	351,790	363,545

Increase (Decrease) in Net Assets from Contract Transactions	6,490,660	4,207,880	2,606,666	(105,350)

Total Increase (Decrease) in Net Assets	9,234,092	7,203,840	2,958,456	258,195

Net Assets as of December 31, 2023:	$24,221,625	$25,875,445	$7,964,434	$3,659,996

Investment Income:
Reinvested Dividends	381,557	668,682	501,651	115,147
Investment Expense:
Mortality and Expense Risk and Administrative Charges	451,643	370,302	27,438	18,427

Net Investment Income (Loss)	(70,086)	298,380	474,213	96,720

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	317,994	543,712	-	97,140
Realized Gain (Loss) on Investments	53,099	(179,180)	-	(212,228)

Net Realized Capital Gains (Losses) on Investments	371,093	364,532	-	(115,088)
Net Change in Unrealized Appreciation (Depreciation)	3,480,206	1,857,850	-	(281,436)

Net Gain (Loss) on Investment	3,851,299	2,222,382	-	(396,524)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,781,213	2,520,762	474,213	(299,804)

Increase (Decrease) in Net Assets from Contract Transactions	11,630,365	2,088,050	1,516,833	6,848,365

Total Increase (Decrease) in Net Assets	15,411,578	4,608,812	1,991,046	6,548,561

Net Assets as of December 31, 2024:	$39,633,203	$30,484,257	$9,955,480	$10,208,557

See Accompanying Notes. (1) See Footnote 1	54

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Vanguard® Short-Term Investment Grade	Vanguard® Total Bond Market Index	Vanguard® Total International Stock Market Index	Vanguard® Total Stock Market Index
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$8,419,841	$11,337,994	$5,091,921	$10,036,777

Investment Income:
Reinvested Dividends	189,548	281,934	151,792	131,135
Investment Expense:
Mortality and Expense Risk and Administrative Charges	48,873	49,567	15,940	36,260

Net Investment Income (Loss)	140,675	232,367	135,852	94,875

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	63,563	639,119
Realized Gain (Loss) on Investments	(116,531)	(376,083)	(186,631)	(143,186)

Net Realized Capital Gains (Losses) on Investments	(116,531)	(376,083)	(123,068)	495,933
Net Change in Unrealized Appreciation (Depreciation)	620,474	768,497	807,541	2,189,954

Net Gain (Loss) on Investment	503,943	392,414	684,473	2,685,887

Net Increase (Decrease) in Net Assets Resulting from Operations	644,618	624,781	820,325	2,780,762

Increase (Decrease) in Net Assets from Contract Transactions	4,552,954	1,696,015	510,328	4,680,368

Total Increase (Decrease) in Net Assets	5,197,572	2,320,796	1,330,653	7,461,130

Net Assets as of December 31, 2023:	$13,617,413	$13,658,790	$6,422,574	$17,497,907

Investment Income:
Reinvested Dividends	511,024	409,591	222,125	269,836
Investment Expense:
Mortality and Expense Risk and Administrative Charges	62,775	66,264	22,019	67,189

Net Investment Income (Loss)	448,249	343,327	200,106	202,647

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	37,702	1,479,344
Realized Gain (Loss) on Investments	(77,931)	(576,194)	(140,050)	119,354

Net Realized Capital Gains (Losses) on Investments	(77,931)	(576,194)	(102,348)	1,598,698
Net Change in Unrealized Appreciation (Depreciation)	261,829	323,950	214,897	2,680,386

Net Gain (Loss) on Investment	183,898	(252,244)	112,549	4,279,084

Net Increase (Decrease) in Net Assets Resulting from Operations	632,147	91,083	312,655	4,481,731

Increase (Decrease) in Net Assets from Contract Transactions	1,664,093	3,880,669	1,290,849	1,515,914

Total Increase (Decrease) in Net Assets	2,296,240	3,971,752	1,603,504	5,997,645

Net Assets as of December 31, 2024:	$15,913,653	$17,630,542	$8,026,078	$23,495,552

See Accompanying Notes. (1) See Footnote 1	55

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2024 and 2023

	Voya Global Perspectives Class S Shares	Voya Large Cap Value Class S Shares	Wanger Acorn	Wanger International
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2022:	$25,002	$1,322	$-	$156,056

Investment Income:
Reinvested Dividends	895	24	-	512
Investment Expense:
Mortality and Expense Risk and Administrative Charges	234	18	-	871

Net Investment Income (Loss)	661	6	-	(359)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	967	17	-	-
Realized Gain (Loss) on Investments	(1,592)	(33)	-	(6,066)

Net Realized Capital Gains (Losses) on Investments	(625)	(16)	-	(6,066)
Net Change in Unrealized Appreciation (Depreciation)	1,652	168	-	31,666

Net Gain (Loss) on Investment	1,027	152	-	25,600

Net Increase (Decrease) in Net Assets Resulting from Operations	1,688	158	-	25,241

Increase (Decrease) in Net Assets from Contract Transactions	(11,328)	11	-	(11,496)

Total Increase (Decrease) in Net Assets	(9,640)	169	-	13,745

Net Assets as of December 31, 2023:	$15,362	$1,491	$-	$169,801

Investment Income:
Reinvested Dividends	511	27	-	2,155
Investment Expense:
Mortality and Expense Risk and Administrative Charges	188	21	-	789

Net Investment Income (Loss)	323	6	-	1,366

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	82	-	-
Realized Gain (Loss) on Investments	(2,591)	(77)	-	(6,530)

Net Realized Capital Gains (Losses) on Investments	(2,591)	5	-	(6,530)
Net Change in Unrealized Appreciation (Depreciation)	3,521	213	-	(8,934)

Net Gain (Loss) on Investment	930	218	-	(15,464)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,253	224	-	(14,098)

Increase (Decrease) in Net Assets from Contract Transactions	(15,266)	(69)	-	(12,535)

Total Increase (Decrease) in Net Assets	(14,013)	155	-	(26,633)

Net Assets as of December 31, 2024:	$1,349	$1,646	$-	$143,168

See Accompanying Notes. (1) See Footnote 1	56

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2024

1. Organization

Separate Account VA B (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Variable Annuity Series, MEMBERS® Variable Annuity Series, Partners Variable Annuity Series, Transamerica LandmarkSM Variable Annuity, MEMBERS® LandmarkSM Variable Annuity, Transamerica FreedomSM Variable Annuity, MEMBERS® FreedomSM Variable Annuity, Transamerica Advisor Elite II, Transamerica Income EliteSM II, Transamerica AxiomSM II, Transamerica PrincipiumSM III, Transamerica Retirement Income Plus, Transamerica Variable Annuity O-Share, Transamerica ABC Variable Annuity Series, Transamerica 123 Variable Annuity, Transamerica ExtraSM Variable Annuity, MEMBERS® ExtraSM Variable Annuity, Transamerica LibertySM Variable Annuity, MEMBERS® LibertySM Variable Annuity, Transamerica Advisor EliteSM Variable Annuity, Income EliteSM Variable Annuity, Transamerica AxiomSM Variable Annuity, Transamerica PrincipiumSM II Variable Annuity, Transamerica I-Share Variable Annuity, Transamerica InspireSM Variable Annuity, Transamerica Advisory Annuity, Transamerica AxiomSM III Variable Annuity, Transamerica I-Share II Variable Annuity, and Transamerica Principium IVSM Variable Annuity.

The TA ProFunds UltraBear Service Class (OAM) is included in the subaccount listing only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Hedged Allocation Class B Shares	AB Balanced Hedged Allocation Portfolio Class B Shares
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
AB Relative Value Class B Shares	AB Relative Value Class Portfolio B Shares
American Funds Insurance Series®	American Funds Insurance Series®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Asset Allocation Class 4 Shares	American Funds - Asset Allocation Fund Class 4 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth Class 4 Shares	American Funds - Growth Fund Class 4 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - Growth-Income Class 4 Shares	American Funds - Growth-Income Fund Class 4 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
American Funds - International Class 4 Shares	American Funds - International Fund Class 4 Shares
American Funds - New World Class 4 Shares	American Funds - New World Fund Class 4 Shares
American Funds - The Bond Fund of America Class 2 Shares	American Funds - The Bond Fund of America Class 2 Shares
American Funds - The Bond Fund of America Class 4 Shares	American Funds - The Bond Fund of America Class 4 Shares
BlackRock Variable Series Funds, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I Shares
BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I. Fund Class I Shares
BlackRock High Yield V.I. Class I Shares	BlackRock High Yield V.I. Fund Class I Shares

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2024

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
DFA Investment Dimensions Group Inc.	DFA Investment Dimensions Group Inc.
Dimensional VA Equity Allocation	Dimensional VA Equity Allocation Portfolio
Dimensional VA Global Bond	Dimensional VA Global Bond Portfolio
Dimensional VA Global Moderate Allocation	Dimensional VA Global Moderate Allocation Portfolio
Dimensional VA International Small	Dimensional VA International Small Portfolio
Dimensional VA International Value	Dimensional VA International Value Portfolio
Dimensional VA Short-Term Fixed	Dimensional VA Short-Term Fixed Portfolio
Dimensional VA U.S. Large Value	Dimensional VA U.S. Large Value Portfolio
Dimensional VA U.S. Targeted Value	Dimensional VA U.S. Targeted Value Portfolio
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Service Portfolio Class 2
Fidelity® VIP Consumer Staples Initial Class	Fidelity® VIP Consumer Staples Portfolio Initial Class
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Energy Service Class 2	Fidelity® VIP Energy Portfolio Service Class 2
Fidelity® VIP Equity-Income Initial Class	Fidelity® VIP Equity-Income Portfolio Initial Class
Fidelity® VIP Equity-Income Service Class 2	Fidelity® VIP Equity-Income Portfolio Service Class 2
Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class
Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Health Care Service Class 2	Fidelity® VIP Health Care Portfolio Service Class 2
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Technology Initial Class	Fidelity® VIP Technology Portfolio Initial Class
Fidelity® VIP Utilities Initial Class	Fidelity® VIP Utilities Portfolio Initial Class
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class
Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Allocation Class 4 Shares	Franklin Allocation Fund Class 4 Shares
Franklin Income Class 2 Shares	Franklin Income Class Fund 2 Shares
Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Fund Class 2 Shares
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2 Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Portfolio Service Shares
Janus Henderson - Global Research Service Shares	Janus Henderson - Global Research Portfolio Service Shares
Janus Henderson - Mid Cap Value Service Shares	Janus Henderson - Mid Cap Value Portfolio Service Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® New Discovery Service Class	MFS® New Discovery Series Service Class
MFS® Total Return Service Class	MFS® Total Return Series Service Class
Nationwide Variable Insurance Trust	Nationwide Variable Insurance Trust
NVIT Emerging Markets Class D Shares	NVIT Emerging Markets Fund Class D Shares

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2024

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
State Street Variable Insurance Series Funds, Inc.	State Street Variable Insurance Series Funds, Inc.
State Street Total Return V.I.S. Class 3 Shares	State Street Total Return V.I.S. Fund Class 3 Shares
Transamerica Series Trust	Transamerica Series Trust
TA 60/40 Allocation Service Class	Transamerica 60/40 Allocation VP Service Class
TA Aegon Bond Initial Class	Transamerica Aegon Bond VP Initial Class
TA Aegon Bond Service Class	Transamerica Aegon Bond VP Service Class
TA Aegon Core Bond Service Class	Transamerica Aegon Core Bond VP Service Class
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA American Funds Managed Risk - Balanced Service Class	Transamerica American Funds Managed Risk - Balanced VP Service Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	Transamerica BlackRock iShares Dynamic Allocation - Balanced VP Service Class
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Edge 100 Service Class	Transamerica BlackRock iShares Edge 100 VP Service Class
TA BlackRock iShares Edge 40 Initial Class	Transamerica BlackRock iShares Edge 40 VP Initial Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock iShares Edge 50 Service Class	Transamerica BlackRock iShares Edge 50 VP Service Class
TA BlackRock iShares Edge 75 Service Class	Transamerica BlackRock iShares Edge 75 VP Service Class
TA BlackRock iShares Tactical - Balanced Service Class	Transamerica BlackRock iShares Tactical - Balanced VP Service Class
TA BlackRock iShares Tactical - Conservative Service Class	Transamerica BlackRock iShares Tactical - Conservative VP Service Class
TA BlackRock iShares Tactical - Growth Service Class	Transamerica BlackRock iShares Tactical - Growth VP Service Class
TA BlackRock Real Estate Securities Initial Class	Transamerica BlackRock Real Estate Securities VP Initial Class
TA BlackRock Real Estate Securities Service Class	Transamerica BlackRock Real Estate Securities VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Goldman Sachs 70/30 Service Class	Transamerica Goldman Sachs 70/30 VP Service Class
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Service Class

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2024

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Service Class
TA Goldman Sachs Managed Risk - Growth ETF Service Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Service Class
TA Great Lakes Advisors Large Cap Value Service Class	Transamerica Great Lakes Advisors Large Cap Value VP Service Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA International Focus Service Class	Transamerica International Focus VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Initial Class	Transamerica Janus Mid-Cap Growth VP Initial Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Initial Class	Transamerica JPMorgan International Moderate Growth VP Initial Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Madison Diversified Income Service Class	Transamerica Madison Diversified Income VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA Morgan Stanley Global Allocation Service Class	Transamerica Morgan Stanley Global Allocation VP Service Class
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP Service Class
TA MSCI EAFE Index Service Class	Transamerica MSCI EAFE Index VP Service Class
TA Multi-Managed Balanced Initial Class	Transamerica Multi-Managed Balanced VP Initial Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA PineBridge Inflation Opportunities Service Class	Transamerica PineBridge Inflation Opportunities VP Service Class
TA ProFunds UltraBear Service Class (OAM)	Transamerica ProFunds UltraBear VP Service Class (OAM)
TA S&P 500 Index Initial Class	Transamerica S&P 500 Index VP Initial Class
TA S&P 500 Index Service Class	Transamerica S&P 500 Index VP Service Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2024

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TSW International Equity Initial Class	Transamerica TSW International Equity VP Initial Class
TA TSW International Equity Service Class	Transamerica TSW International Equity VP Service Class
TA TSW Mid Cap Value Opportunities Service Class	Transamerica TSW Mid Cap Value Opportunities VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Balanced	Vanguard® Balanced Portfolio
Vanguard® Capital Growth	Vanguard® Capital Growth Portfolio
Vanguard® Conservative Allocation	Vanguard® Conservative Allocation Portfolio
Vanguard® Diversified Value	Vanguard® Diversified Value Portfolio
Vanguard® Equity Income	Vanguard® Equity Income Portfolio
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® Global Bond Index	Vanguard® Global Bond Index Portfolio
Vanguard® Growth	Vanguard® Growth Portfolio
Vanguard® High Yield Bond	Vanguard® High Yield Bond Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid-Cap Index	Vanguard® Mid-Cap Index Portfolio
Vanguard® Moderate Allocation	Vanguard® Moderate Allocation Portfolio
Vanguard® Money Market	Vanguard® Money Market Portfolio
Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio
Vanguard® Short-Term Investment Grade	Vanguard® Short-Term Investment Grade Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Vanguard® Total International Stock Market Index	Vanguard® Total International Stock Market Index Portfolio
Vanguard® Total Stock Market Index	Vanguard® Total Stock Market Index Portfolio
Voya Investors Trust	Voya Investors Trust
Voya Global Perspectives Class S Shares	Voya Global Perspectives Portfolio Class S Shares
Voya Large Cap Value Class S Shares	Voya Large Cap Value Portfolio Class S Shares
Wanger Advisors Trust	Wanger Advisors Trust
Wanger Acorn	Wanger Acorn
Wanger International	Wanger International

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
TA S&P 500 Index Initial Class	May 2, 2022
American Funds - Asset Allocation Class 4 Shares	May 1, 2020
American Funds - Growth Class 4 Shares	May 1, 2020
American Funds - Growth-Income Class 4 Shares	May 1, 2020
American Funds - International Class 4 Shares	May 1, 2020
American Funds - New World Class 4 Shares	May 1, 2020

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2024

1. Organization (continued)

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
American Funds - The Bond Fund of America Class 4 Shares	May 1, 2020
Fidelity® VIP Consumer Staples Initial Class	May 1, 2020
Fidelity® VIP Energy Service Class 2	May 1, 2020
Fidelity® VIP Health Care Service Class 2	May 1, 2020
Fidelity® VIP Technology Initial Class	May 1, 2020
Fidelity® VIP Utilities Initial Class	May 1, 2020
TA Goldman Sachs 70/30 Service Class	May 1, 2020

The following subaccount name changes were made effective during the fiscal year ended December 31, 2024:

Subaccount	Formerly
Dimensional VA Equity Allocation	DFA VA Equity Allocation
Dimensional VA Global Bond	DFA VA Global Bond
Dimensional VA Global Moderate Allocation	DFA VA Global Moderate Allocation
Dimensional VA International Small	DFA VA International Small
Dimensional VA International Value	DFA VA International Value
Dimensional VA Short-Term Fixed	DFA VA Short-Term Fixed
Dimensional VA U.S. Large Value	DFA VA U.S. Large Value
Dimensional VA U.S. Targeted Value	DFA VA U.S. Targeted Value
TA BlackRock iShares Tactical - Balanced Service Class	TA PIMCO Tactical - Balanced Service Class
TA BlackRock iShares Tactical - Conservative Service Class	TA PIMCO Tactical - Conservative Service Class
TA BlackRock iShares Tactical - Growth Service Class	TA PIMCO Tactical - Growth Service Class
TA TSW International Equity Initial Class	TA TS&W International Equity Initial Class
TA TSW International Equity Service Class	TA TS&W International Equity Service Class
TA TSW Mid Cap Value Opportunities Service Class	TA JPMorgan Mid Cap Value Service Class

During the current year the following subaccounts were removed as available investment options to contract owners and subsequently replaced and reinvested:

Reinvested Subaccount	Removed Subaccount
TA ProFunds UltraBear Service Class (OAM)	TA ProFunds UltraBear Service Class (OAM)

The transfers from the removed and liquidated subaccounts to the reinvested subaccounts for the period ended December 31, 2024 are reflected in the Statements of Changes in Net Assets within Increase (Decrease) in Net Assets from Contract Transactions and purchases and sales in Footnote 3.

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2024

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2024.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2024.

63

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2024

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales

AB Balanced Hedged Allocation Class B Shares	$5,268,350	$13,659,198

AB Large Cap Growth Class B Shares	1,305,434	4,211,260

AB Relative Value Class B Shares	25,662,505	44,635,726

American Funds - Asset Allocation Class 2 Shares	53,780,565	124,542,142

American Funds - Asset Allocation Class 4 Shares	18,094,076	4,245,157

American Funds - Growth Class 2 Shares	46,066,636	181,479,859

American Funds - Growth Class 4 Shares	137,791,414	15,297,506

American Funds - Growth-Income Class 2 Shares	57,241,711	135,166,479

American Funds - Growth-Income Class 4 Shares	67,998,262	7,683,437

American Funds - International Class 2 Shares	11,725,103	36,122,800

American Funds - International Class 4 Shares	12,459,057	2,559,065

American Funds - New World Class 4 Shares	7,044,693	1,134,578

American Funds - The Bond Fund of America Class 2 Shares	28,166,806	32,682,173

American Funds - The Bond Fund of America Class 4 Shares	18,590,656	6,110,095

BlackRock Basic Value V.I. Class I Shares	2,342,377	2,522,844

BlackRock Global Allocation V.I. Class I Shares	741,231	1,060,631

BlackRock High Yield V.I. Class I Shares	378,095	450,224

Dimensional VA Equity Allocation	251,368	62,372

Dimensional VA Global Bond	1,138,839	814,292

Dimensional VA Global Moderate Allocation	718,588	39,779

Dimensional VA International Small	183,853	24,761

Dimensional VA International Value	670,818	97,327

Dimensional VA Short-Term Fixed	1,860,248	693,717

Dimensional VA U.S. Large Value	1,393,313	223,416

Dimensional VA U.S. Targeted Value	592,248	134,338

Fidelity® VIP Balanced Service Class 2	53,711,416	86,171,165

Fidelity® VIP Consumer Staples Initial Class	2,795,213	1,624,212

Fidelity® VIP Contrafund® Initial Class	12,405	17,101

Fidelity® VIP Contrafund® Service Class 2	200,505,503	168,499,676

Fidelity® VIP Energy Service Class 2	11,179,021	6,559,509

Fidelity® VIP Equity-Income Initial Class	4,387	2,703

Fidelity® VIP Equity-Income Service Class 2	2,355,991	4,270,711

Fidelity® VIP Growth Initial Class	7,948	2,322

Fidelity® VIP Growth Service Class 2	10,326,633	5,152,836

Fidelity® VIP Growth Opportunities Service Class 2	32,560	608,243

Fidelity® VIP Health Care Service Class 2	7,299,661	2,687,169

Fidelity® VIP Mid Cap Initial Class	15,089	3,702

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2024

3. Investments (continued)

Subaccount	Purchases	Sales

Fidelity® VIP Mid Cap Service Class 2	$84,133,714	$55,984,260

Fidelity® VIP Technology Initial Class	52,589,164	13,313,180

Fidelity® VIP Utilities Initial Class	5,298,371	2,269,273

Fidelity® VIP Value Strategies Initial Class	68,524	116,569

Fidelity® VIP Value Strategies Service Class 2	56,379,151	43,102,589

Franklin Allocation Class 4 Shares	912,249	8,494,178

Franklin Income Class 2 Shares	1,947,550	5,464,034

Franklin Mutual Shares Class 2 Shares	382,112	1,440,261

Franklin Templeton Foreign Class 2 Shares	344,180	1,988,777

Invesco V.I. American Franchise Series II Shares	3,595	690,942

Janus Henderson - Enterprise Service Shares	943,160	4,030,401

Janus Henderson - Global Research Service Shares	1,398,974	3,232,976

Janus Henderson - Mid Cap Value Service Shares	170,781	125,430

MFS® New Discovery Service Class	115,085	4,871,010

MFS® Total Return Service Class	2,061,271	4,332,705

NVIT Emerging Markets Class D Shares	40	73

State Street Total Return V.I.S. Class 3 Shares	3,944,377	7,155,503

TA 60/40 Allocation Service Class	8,216,899	13,645,220

TA Aegon Bond Initial Class	14,762,704	14,087,604

TA Aegon Bond Service Class	31,816,953	72,752,977

TA Aegon Core Bond Service Class	30,819,569	37,691,643

TA Aegon High Yield Bond Initial Class	5,947,634	6,742,731

TA Aegon High Yield Bond Service Class	12,857,001	20,289,752

TA Aegon Sustainable Equity Income Initial Class	5,407,425	24,808,013

TA Aegon Sustainable Equity Income Service Class	6,196,882	19,151,603

TA Aegon U.S. Government Securities Initial Class	11,146,931	12,250,819

TA Aegon U.S. Government Securities Service Class	39,364,319	98,086,411

TA American Funds Managed Risk - Balanced Service Class	37,825,069	140,332,216

TA BlackRock Government Money Market Initial Class	30,149,453	39,121,035

TA BlackRock Government Money Market Service Class	265,315,386	362,041,571

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	10,206,508	39,231,374

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	32,696,797	141,033,491

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	14,681,350	59,955,664

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	21,772,276	116,555,567

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	9,931,391	57,731,375

TA BlackRock iShares Edge 100 Service Class	10,062,412	9,621,957

TA BlackRock iShares Edge 40 Initial Class	1,655,520	2,821,194

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2024

3. Investments (continued)

Subaccount	Purchases	Sales

TA BlackRock iShares Edge 40 Service Class	$9,872,922	$33,427,987

TA BlackRock iShares Edge 50 Service Class	22,072,768	61,492,702

TA BlackRock iShares Edge 75 Service Class	15,998,053	27,678,980

TA BlackRock iShares Tactical - Balanced Service Class	13,149,063	61,049,276

TA BlackRock iShares Tactical - Conservative Service Class	8,243,919	31,299,256

TA BlackRock iShares Tactical - Growth Service Class	16,134,110	46,712,284

TA BlackRock Real Estate Securities Initial Class	1,444,998	2,740,368

TA BlackRock Real Estate Securities Service Class	6,639,641	11,691,088

TA BlackRock Tactical Allocation Service Class	17,706,673	169,458,945

TA Goldman Sachs 70/30 Service Class	2,068,086	283,039

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	140,684,643	658,112,282

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	31,767,109	78,715,508

TA Goldman Sachs Managed Risk - Growth ETF Service Class	71,624,743	342,906,408

TA Great Lakes Advisors Large Cap Value Service Class	14,824,653	10,889,314

TA International Focus Initial Class	6,315,256	7,614,570

TA International Focus Service Class	10,913,607	12,438,856

TA Janus Balanced Service Class	60,447,146	180,026,294

TA Janus Mid-Cap Growth Initial Class	5,986,287	12,365,072

TA Janus Mid-Cap Growth Service Class	28,621,185	29,039,409

TA JPMorgan Asset Allocation - Conservative Initial Class	10,859,364	19,039,211

TA JPMorgan Asset Allocation - Conservative Service Class	20,310,226	110,000,955

TA JPMorgan Asset Allocation - Growth Initial Class	15,582,578	29,810,114

TA JPMorgan Asset Allocation - Growth Service Class	22,661,555	36,104,648

TA JPMorgan Asset Allocation - Moderate Initial Class	19,640,936	39,512,211

TA JPMorgan Asset Allocation - Moderate Service Class	83,060,097	659,862,101

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	13,861,718	55,829,979

TA JPMorgan Asset Allocation - Moderate Growth Service Class	39,760,984	429,880,223

TA JPMorgan Enhanced Index Initial Class	15,026,965	22,642,768

TA JPMorgan Enhanced Index Service Class	28,620,522	24,210,465

TA JPMorgan International Moderate Growth Initial Class	5,326	1,277

TA JPMorgan International Moderate Growth Service Class	12,321,600	60,989,212

TA JPMorgan Tactical Allocation Service Class	24,703,215	139,449,915

TA Madison Diversified Income Service Class	7,379,729	24,222,410

TA Market Participation Strategy Service Class	10,242,097	65,755,581

TA Morgan Stanley Global Allocation Service Class	40,615,191	143,626,127

TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	2,074,174	31,939,297

TA MSCI EAFE Index Service Class	19,433,068	8,214,517

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2024

3. Investments (continued)

Subaccount	Purchases	Sales

TA Multi-Managed Balanced Initial Class	$8,863,385	$13,544,763

TA Multi-Managed Balanced Service Class	81,168,462	253,963,582

TA PineBridge Inflation Opportunities Service Class	6,630,118	27,351,265

TA ProFunds UltraBear Service Class (OAM)	15,705,866	3,170,142

TA S&P 500 Index Initial Class	10,794,038	336,006

TA S&P 500 Index Service Class	197,696,094	75,632,852

TA Small/Mid Cap Value Initial Class	4,593,722	12,490,628

TA Small/Mid Cap Value Service Class	23,225,158	27,113,890

TA T. Rowe Price Small Cap Initial Class	6,677,399	17,458,979

TA T. Rowe Price Small Cap Service Class	50,287,108	57,331,667

TA TSW International Equity Initial Class	5,395,039	10,218,299

TA TSW International Equity Service Class	8,389,659	10,849,643

TA TSW Mid Cap Value Opportunities Service Class	47,734,903	36,223,895

TA WMC US Growth Initial Class	76,761,902	101,152,351

TA WMC US Growth Service Class	137,281,257	139,506,979

Vanguard® Balanced	12,269,543	4,847,962

Vanguard® Capital Growth	1,072,196	717,040

Vanguard® Conservative Allocation	3,846,268	747,764

Vanguard® Diversified Value	749,209	570,736

Vanguard® Equity Income	2,169,228	730,492

Vanguard® Equity Index	2,700,734	3,242,182

Vanguard® Global Bond Index	186,979	50,476

Vanguard® Growth	9,779,494	862,238

Vanguard® High Yield Bond	1,784,040	326,047

Vanguard® International	1,907,487	1,437,726

Vanguard® Mid-Cap Index	15,014,650	3,136,377

Vanguard® Moderate Allocation	7,611,164	4,681,016

Vanguard® Money Market	6,411,048	4,420,079

Vanguard® Real Estate Index	7,938,081	895,850

Vanguard® Short-Term Investment Grade	3,792,437	1,680,097

Vanguard® Total Bond Market Index	7,783,610	3,559,623

Vanguard® Total International Stock Market Index	2,853,847	1,325,192

Vanguard® Total Stock Market Index	6,763,116	3,565,212

Voya Global Perspectives Class S Shares	1,501	16,444

Voya Large Cap Value Class S Shares	110	91

Wanger Acorn	-	-

Wanger International	2,223	13,394

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

AB Balanced Hedged Allocation Class B Shares	356,934	(3,268,638)	(2,911,704)	748,725	(3,114,341)	(2,365,616)

AB Large Cap Growth Class B Shares	16,313	(776,973)	(760,660)	6,667	(639,344)	(632,677)

AB Relative Value Class B Shares	1,230,229	(5,996,380)	(4,766,151)	1,966,085	(8,355,156)	(6,389,071)

American Funds - Asset Allocation Class 2 Shares	2,004,970	(19,716,495)	(17,711,525)	1,918,722	(18,050,029)	(16,131,307)

American Funds - Asset Allocation Class 4 Shares	1,036,892	(259,969)	776,923	1,704,644	(272,961)	1,431,683

American Funds - Growth Class 2 Shares	1,041,547	(6,816,684)	(5,775,137)	1,650,438	(6,369,410)	(4,718,972)

American Funds - Growth Class 4 Shares	6,792,578	(731,213)	6,061,365	4,600,002	(437,404)	4,162,598

American Funds - Growth-Income Class 2 Shares	911,269	(6,596,473)	(5,685,204)	1,027,150	(6,059,951)	(5,032,801)

American Funds - Growth-Income Class 4 Shares	3,484,185	(392,478)	3,091,707	2,472,633	(355,634)	2,116,999

American Funds - International Class 2 Shares	1,651,294	(5,091,188)	(3,439,894)	1,802,145	(4,762,174)	(2,960,029)

American Funds - International Class 4 Shares	971,081	(188,957)	782,124	697,890	(176,495)	521,395

American Funds - New World Class 4 Shares	501,359	(73,318)	428,041	477,647	(109,650)	367,997

American Funds - The Bond Fund of America Class 2 Shares	4,516,472	(7,992,950)	(3,476,478)	5,957,911	(8,265,082)	(2,307,171)

American Funds - The Bond Fund of America Class 4 Shares	1,933,015	(640,061)	1,292,954	1,247,064	(143,043)	1,104,021

BlackRock Basic Value V.I. Class I Shares	159,712	(499,414)	(339,702)	124,111	(460,871)	(336,760)

BlackRock Global Allocation V.I. Class I Shares	55,943	(331,492)	(275,549)	30,171	(377,292)	(347,121)

BlackRock High Yield V.I. Class I Shares	65,767	(134,734)	(68,967)	18,164	(63,898)	(45,734)

Dimensional VA Equity Allocation	11,624	(3,451)	8,173	20,205	(1,519)	18,686

Dimensional VA Global Bond	103,952	(82,449)	21,503	125,662	(35,208)	90,454

Dimensional VA Global Moderate Allocation	48,945	(2,610)	46,335	8,492	(229)	8,263

Dimensional VA International Small	9,927	(1,838)	8,089	13,908	(5,544)	8,364

Dimensional VA International Value	41,144	(6,603)	34,541	24,904	(7,732)	17,172

Dimensional VA Short-Term Fixed	163,572	(65,150)	98,422	69,685	(23,225)	46,460

Dimensional VA U.S. Large Value	74,430	(14,891)	59,539	25,388	(5,083)	20,305

Dimensional VA U.S. Targeted Value	26,607	(7,609)	18,998	25,314	(22,723)	2,591

Fidelity® VIP Balanced Service Class 2	3,132,991	(13,270,353)	(10,137,362)	4,521,442	(13,045,979)	(8,524,537)

Fidelity® VIP Consumer Staples Initial Class	182,002	(110,115)	71,887	204,987	(83,307)	121,680

Fidelity® VIP Contrafund® Initial Class	2	(898)	(896)	300	(4,389)	(4,089)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Fidelity® VIP Contrafund® Service Class 2	5,250,561	(13,755,264)	(8,504,703)	4,673,981	(11,288,402)	(6,614,421)

Fidelity® VIP Energy Service Class 2	384,879	(225,219)	159,660	748,480	(585,991)	162,489

Fidelity® VIP Equity-Income Initial Class	-	(745)	(745)	-	(776)	(776)

Fidelity® VIP Equity-Income Service Class 2	10,151	(1,149,016)	(1,138,865)	59,222	(1,460,046)	(1,400,824)

Fidelity® VIP Growth Initial Class	-	(340)	(340)	-	(341)	(341)

Fidelity® VIP Growth Service Class 2	308,209	(876,936)	(568,727)	33,453	(1,232,411)	(1,198,958)

Fidelity® VIP Growth Opportunities Service Class 2	4,276	(83,560)	(79,284)	1,705	(55,817)	(54,112)

Fidelity® VIP Health Care Service Class 2	603,683	(205,268)	398,415	729,180	(113,667)	615,513

Fidelity® VIP Mid Cap Initial Class	252	(908)	(656)	581	(2,900)	(2,319)

Fidelity® VIP Mid Cap Service Class 2	2,384,057	(5,623,151)	(3,239,094)	1,784,302	(5,042,994)	(3,258,692)

Fidelity® VIP Technology Initial Class	2,153,647	(541,445)	1,612,202	1,847,425	(791,592)	1,055,833

Fidelity® VIP Utilities Initial Class	304,661	(143,794)	160,867	245,213	(126,812)	118,401

Fidelity® VIP Value Strategies Initial Class	231	(24,598)	(24,367)	24,440	(7,045)	17,395

Fidelity® VIP Value Strategies Service Class 2	2,079,295	(4,952,342)	(2,873,047)	2,407,963	(6,913,367)	(4,505,404)

Franklin Allocation Class 4 Shares	19,607	(2,981,647)	(2,962,040)	7,146	(2,795,901)	(2,788,755)

Franklin Income Class 2 Shares	29,905	(2,649,197)	(2,619,292)	43,995	(3,215,534)	(3,171,539)

Franklin Mutual Shares Class 2 Shares	14,924	(704,655)	(689,731)	379	(683,361)	(682,982)

Franklin Templeton Foreign Class 2 Shares	45,488	(1,581,180)	(1,535,692)	34,801	(1,617,813)	(1,583,012)

Invesco V.I. American Franchise Series II Shares	1,000	(152,148)	(151,148)	542	(252,720)	(252,178)

Janus Henderson - Enterprise Service Shares	15,507	(944,975)	(929,468)	12,124	(385,827)	(373,703)

Janus Henderson - Global Research Service Shares	293,238	(1,241,648)	(948,410)	3,499	(990,538)	(987,039)

Janus Henderson - Mid Cap Value Service Shares	655	(24,524)	(23,869)	804	(55,804)	(55,000)

MFS® New Discovery Service Class	28,390	(1,114,848)	(1,086,458)	10,442	(841,045)	(830,603)

MFS® Total Return Service Class	36,072	(1,532,345)	(1,496,273)	59,043	(1,441,925)	(1,382,882)

NVIT Emerging Markets Class D Shares	-	(5)	(5)	-	(363)	(363)

State Street Total Return V.I.S. Class 3 Shares	301,367	(2,206,088)	(1,904,721)	794,692	(2,482,650)	(1,687,958)

TA 60/40 Allocation Service Class	967,977	(1,943,855)	(975,878)	3,432,337	(1,577,734)	1,854,603

TA Aegon Bond Initial Class	7,190,139	(8,555,136)	(1,364,997)	6,107,257	(9,785,590)	(3,678,333)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA Aegon Bond Service Class	3,484,904	(26,183,667)	(22,698,763)	2,645,453	(27,621,200)	(24,975,747)

TA Aegon Core Bond Service Class	4,692,372	(8,874,545)	(4,182,173)	2,928,850	(7,967,829)	(5,038,979)

TA Aegon High Yield Bond Initial Class	1,359,352	(2,393,643)	(1,034,291)	1,264,076	(2,524,777)	(1,260,701)

TA Aegon High Yield Bond Service Class	1,046,938	(3,457,515)	(2,410,577)	954,589	(3,518,049)	(2,563,460)

TA Aegon Sustainable Equity Income Initial Class	356,564	(7,194,074)	(6,837,510)	246,381	(8,934,841)	(8,688,460)

TA Aegon Sustainable Equity Income Service Class	412,146	(3,480,362)	(3,068,216)	653,523	(3,845,833)	(3,192,310)

TA Aegon U.S. Government Securities Initial Class	7,178,144	(8,319,719)	(1,141,575)	5,519,168	(6,909,188)	(1,390,020)

TA Aegon U.S. Government Securities Service Class	7,402,100	(22,497,410)	(15,095,310)	11,959,703	(27,482,913)	(15,523,210)

TA American Funds Managed Risk - Balanced Service Class	900,679	(8,975,753)	(8,075,074)	941,547	(7,210,965)	(6,269,418)

TA BlackRock Government Money Market Initial Class	24,716,118	(34,319,043)	(9,602,925)	25,373,543	(28,139,429)	(2,765,886)

TA BlackRock Government Money Market Service Class	61,175,553	(100,182,803)	(39,007,250)	52,612,012	(83,384,248)	(30,772,236)

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	1,708,532	(12,381,874)	(10,673,342)	1,822,722	(13,738,722)	(11,916,000)

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	3,102,521	(30,207,370)	(27,104,849)	5,898,431	(30,911,092)	(25,012,661)

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	1,400,171	(14,847,404)	(13,447,233)	3,687,543	(14,858,191)	(11,170,648)

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	1,449,770	(19,517,578)	(18,067,808)	1,838,547	(20,766,411)	(18,927,864)

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	881,449	(9,105,708)	(8,224,259)	2,532,161	(8,441,326)	(5,909,165)

TA BlackRock iShares Edge 100 Service Class	403,316	(462,806)	(59,490)	248,775	(380,682)	(131,907)

TA BlackRock iShares Edge 40 Initial Class	533,083	(1,319,597)	(786,514)	324,781	(955,410)	(630,629)

TA BlackRock iShares Edge 40 Service Class	685,050	(10,031,036)	(9,345,986)	566,746	(12,270,092)	(11,703,346)

TA BlackRock iShares Edge 50 Service Class	596,166	(4,096,985)	(3,500,819)	487,838	(3,347,541)	(2,859,703)

TA BlackRock iShares Edge 75 Service Class	593,054	(1,607,343)	(1,014,289)	541,395	(1,957,437)	(1,416,042)

TA BlackRock iShares Tactical - Balanced Service Class	463,317	(13,376,036)	(12,912,719)	1,025,754	(11,709,816)	(10,684,062)

TA BlackRock iShares Tactical - Conservative Service Class	917,480	(6,680,826)	(5,763,346)	1,346,003	(6,506,800)	(5,160,797)

TA BlackRock iShares Tactical - Growth Service Class	1,629,449	(7,751,474)	(6,122,025)	1,120,813	(6,342,183)	(5,221,370)

TA BlackRock Real Estate Securities Initial Class	324,407	(900,860)	(576,453)	291,267	(1,076,217)	(784,950)

TA BlackRock Real Estate Securities Service Class	951,846	(2,802,865)	(1,851,019)	914,990	(2,587,763)	(1,672,773)

TA BlackRock Tactical Allocation Service Class	1,730,228	(35,186,990)	(33,456,762)	2,558,429	(33,110,657)	(30,552,228)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA Goldman Sachs 70/30 Service Class	134,905	(16,026)	118,879	127,827	(13,675)	114,152

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	3,250,203	(111,231,026)	(107,980,823)	5,338,343	(107,222,394)	(101,884,051)

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	2,424,504	(21,569,102)	(19,144,598)	2,610,839	(21,127,254)	(18,516,415)

TA Goldman Sachs Managed Risk - Growth ETF Service Class	4,491,502	(71,901,224)	(67,409,722)	5,169,390	(66,343,225)	(61,173,835)

TA Great Lakes Advisors Large Cap Value Service Class	1,290,567	(1,240,716)	49,851	789,328	(1,964,844)	(1,175,516)

TA International Focus Initial Class	1,583,493	(3,278,357)	(1,694,864)	1,146,536	(3,303,537)	(2,157,001)

TA International Focus Service Class	642,646	(2,123,346)	(1,480,700)	382,562	(2,068,572)	(1,686,010)

TA Janus Balanced Service Class	2,856,501	(21,934,689)	(19,078,188)	4,811,077	(18,646,267)	(13,835,190)

TA Janus Mid-Cap Growth Initial Class	668,536	(3,550,517)	(2,881,981)	1,432,511	(2,844,914)	(1,412,403)

TA Janus Mid-Cap Growth Service Class	873,481	(2,222,460)	(1,348,979)	1,020,072	(2,338,310)	(1,318,238)

TA JPMorgan Asset Allocation - Conservative Initial Class	4,517,544	(8,988,769)	(4,471,225)	4,369,289	(9,502,019)	(5,132,730)

TA JPMorgan Asset Allocation - Conservative Service Class	4,264,318	(32,996,464)	(28,732,146)	4,379,175	(36,992,658)	(32,613,483)

TA JPMorgan Asset Allocation - Growth Initial Class	2,366,575	(7,748,016)	(5,381,441)	1,379,874	(5,957,898)	(4,578,024)

TA JPMorgan Asset Allocation - Growth Service Class	1,865,509	(4,875,951)	(3,010,442)	1,043,623	(4,581,917)	(3,538,294)

TA JPMorgan Asset Allocation - Moderate Initial Class	7,234,456	(15,604,564)	(8,370,108)	6,756,258	(14,566,663)	(7,810,405)

TA JPMorgan Asset Allocation - Moderate Service Class	4,329,023	(132,491,393)	(128,162,370)	3,874,604	(126,186,219)	(122,311,615)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	3,640,639	(18,461,308)	(14,820,669)	4,635,202	(18,304,192)	(13,668,990)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	2,949,382	(96,172,583)	(93,223,201)	3,540,744	(100,692,415)	(97,151,671)

TA JPMorgan Enhanced Index Initial Class	1,987,029	(3,654,637)	(1,667,608)	1,615,777	(3,228,615)	(1,612,838)

TA JPMorgan Enhanced Index Service Class	751,404	(1,153,316)	(401,912)	835,901	(1,205,750)	(369,849)

TA JPMorgan International Moderate Growth Initial Class	1,556	(452)	1,104	-	(944)	(944)

TA JPMorgan International Moderate Growth Service Class	2,223,773	(22,606,966)	(20,383,193)	2,050,139	(25,108,974)	(23,058,835)

TA JPMorgan Tactical Allocation Service Class	969,363	(25,405,973)	(24,436,610)	1,330,450	(23,906,922)	(22,576,472)

TA Madison Diversified Income Service Class	787,362	(4,957,720)	(4,170,358)	1,316,593	(6,487,106)	(5,170,513)

TA Market Participation Strategy Service Class	895,009	(8,766,872)	(7,871,863)	1,214,799	(7,419,248)	(6,204,449)

TA Morgan Stanley Global Allocation Service Class	1,704,711	(37,657,436)	(35,952,725)	2,136,131	(39,332,085)	(37,195,954)

TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	203,029	(2,702,985)	(2,499,956)	323,776	(2,349,844)	(2,026,068)

TA MSCI EAFE Index Service Class	1,346,153	(565,217)	780,936	985,889	(901,913)	83,976

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

TA Multi-Managed Balanced Initial Class	881,150	(3,154,834)	(2,273,684)	1,780,321	(2,312,672)	(532,351)

TA Multi-Managed Balanced Service Class	2,004,937	(22,464,093)	(20,459,156)	2,563,053	(22,599,148)	(20,036,095)

TA PineBridge Inflation Opportunities Service Class	956,117	(9,514,024)	(8,557,907)	2,343,067	(9,871,904)	(7,528,837)

TA ProFunds UltraBear Service Class (OAM)	1,544,475	49,539,299	51,083,774	—	—	—

TA S&P 500 Index Initial Class	761,075	(24,284)	736,791	115,620	(35,931)	79,689

TA S&P 500 Index Service Class	8,045,859	(3,117,051)	4,928,808	5,738,107	(3,266,183)	2,471,924

TA Small/Mid Cap Value Initial Class	110,852	(1,183,992)	(1,073,140)	85,141	(1,194,086)	(1,108,945)

TA Small/Mid Cap Value Service Class	826,663	(2,702,208)	(1,875,545)	938,241	(2,546,087)	(1,607,846)

TA T. Rowe Price Small Cap Initial Class	640,093	(3,534,797)	(2,894,704)	954,265	(2,449,491)	(1,495,226)

TA T. Rowe Price Small Cap Service Class	1,564,049	(3,533,538)	(1,969,489)	1,182,262	(3,192,948)	(2,010,686)

TA TSW International Equity Initial Class	1,690,104	(3,992,012)	(2,301,908)	2,544,885	(3,939,719)	(1,394,834)

TA TSW International Equity Service Class	696,138	(1,393,486)	(697,348)	900,180	(1,628,208)	(728,028)

TA TSW Mid Cap Value Opportunities Service Class	751,915	(4,004,859)	(3,252,944)	1,129,737	(5,115,980)	(3,986,243)

TA WMC US Growth Initial Class	2,676,403	(19,108,696)	(16,432,293)	61,086,315	(17,121,597)	43,964,718

TA WMC US Growth Service Class	1,920,358	(6,560,279)	(4,639,921)	24,852,030	(5,113,107)	19,738,923

Vanguard® Balanced	722,534	(331,547)	390,987	1,182,073	(268,322)	913,751

Vanguard® Capital Growth	56,029	(41,755)	14,274	90,992	(59,447)	31,545

Vanguard® Conservative Allocation	285,403	(50,267)	235,136	223,790	(25,528)	198,262

Vanguard® Diversified Value	31,258	(32,472)	(1,214)	49,199	(5,013)	44,186

Vanguard® Equity Income	123,695	(50,132)	73,563	67,191	(31,899)	35,292

Vanguard® Equity Index	45,688	(127,202)	(81,514)	153,600	(133,618)	19,982

Vanguard® Global Bond Index	16,127	(4,860)	11,267	27,670	(4,948)	22,722

Vanguard® Growth	485,479	(45,191)	440,288	67,356	(36,720)	30,636

Vanguard® High Yield Bond	146,174	(27,957)	118,217	75,398	(5,823)	69,575

Vanguard® International	70,101	(113,124)	(43,023)	115,418	(91,797)	23,621

Vanguard® Mid-Cap Index	525,471	(108,996)	416,475	361,462	(85,936)	275,526

Vanguard® Moderate Allocation	544,187	(354,962)	189,225	540,962	(143,720)	397,242

Vanguard® Money Market	547,760	(403,775)	143,985	948,751	(692,516)	256,235

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)

Vanguard® Real Estate Index	407,955	(55,579)	352,376	29,523	(39,198)	(9,675)

Vanguard® Short-Term Investment Grade	282,791	(194,620)	88,171	633,552	(202,133)	431,419

Vanguard® Total Bond Market Index	680,370	(322,474)	357,896	367,085	(259,374)	107,711

Vanguard® Total International Stock Market Index	212,499	(106,095)	106,404	135,413	(87,635)	47,778

Vanguard® Total Stock Market Index	301,935	(199,535)	102,400	408,732	(85,976)	322,756

Voya Global Perspectives Class S Shares	79	(1,220)	(1,141)	86	(1,048)	(962)

Voya Large Cap Value Class S Shares	-	(3)	(3)	1	(1)	-

Wanger Acorn	-	-	-	-	-	-

Wanger International	7	(1,604)	(1,597)	52,447	(53,968)	(1,521)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

AB Balanced Hedged Allocation Class B Shares	$2,850,329	$(12,699,939)	$(9,849,610)	$3,720,984	$(10,997,087)	$(7,276,103)

AB Large Cap Growth Class B Shares	70,461	(3,797,510)	(3,727,049)	24,487	(2,494,192)	(2,469,705)

AB Relative Value Class B Shares	13,568,058	(41,283,433)	(27,715,375)	16,932,995	(41,905,451)	(24,972,456)

American Funds - Asset Allocation Class 2 Shares	12,243,215	(114,363,717)	(102,120,502)	12,463,379	(91,088,415)	(78,625,036)

American Funds - Asset Allocation Class 4 Shares	14,443,582	(3,636,790)	10,806,792	20,265,219	(3,285,956)	16,979,263

American Funds - Growth Class 2 Shares	21,808,276	(167,180,057)	(145,371,781)	29,952,136	(117,267,409)	(87,315,273)

American Funds - Growth Class 4 Shares	134,205,414	(14,321,411)	119,884,003	68,191,744	(6,517,159)	61,674,585

American Funds - Growth-Income Class 2 Shares	21,278,602	(125,531,635)	(104,253,033)	15,192,168	(84,868,027)	(69,675,859)

American Funds - Growth-Income Class 4 Shares	62,228,229	(6,973,295)	55,254,934	33,970,665	(4,933,121)	29,037,544

American Funds - International Class 2 Shares	10,408,033	(33,911,335)	(23,503,302)	9,702,259	(23,993,182)	(14,290,923)

American Funds - International Class 4 Shares	12,364,584	(2,399,876)	9,964,708	7,956,759	(2,016,792)	5,939,967

American Funds - New World Class 4 Shares	6,850,684	(1,007,653)	5,843,031	5,825,836	(1,343,223)	4,482,613

American Funds - The Bond Fund of America Class 2 Shares	20,914,055	(30,361,600)	(9,447,545)	21,393,907	(28,264,627)	(6,870,720)

American Funds - The Bond Fund of America Class 4 Shares	17,395,789	(5,869,120)	11,526,669	11,052,483	(1,256,519)	9,795,964

BlackRock Basic Value V.I. Class I Shares	634,659	(2,246,204)	(1,611,545)	480,874	(1,716,492)	(1,235,618)

BlackRock Global Allocation V.I. Class I Shares	154,222	(941,395)	(787,173)	92,991	(984,615)	(891,624)

BlackRock High Yield V.I. Class I Shares	198,748	(412,463)	(213,715)	50,437	(174,550)	(124,113)

Dimensional VA Equity Allocation	188,953	(56,317)	132,636	275,907	(19,092)	256,815

Dimensional VA Global Bond	987,122	(781,169)	205,953	1,164,176	(328,151)	836,025

Dimensional VA Global Moderate Allocation	674,180	(36,918)	637,262	98,743	(2,745)	95,998

Dimensional VA International Small	124,053	(22,535)	101,518	155,733	(60,624)	95,109

Dimensional VA International Value	572,220	(93,929)	478,291	309,065	(91,340)	217,725

Dimensional VA Short-Term Fixed	1,733,321	(688,549)	1,044,772	700,905	(233,798)	467,107

Dimensional VA U.S. Large Value	1,067,190	(216,626)	850,564	309,575	(60,837)	248,738

Dimensional VA U.S. Targeted Value	456,872	(130,687)	326,185	376,396	(325,776)	50,620

Fidelity® VIP Balanced Service Class 2	29,908,480	(80,069,302)	(50,160,822)	30,336,283	(62,321,748)	(31,985,465)

Fidelity® VIP Consumer Staples Initial Class	2,564,561	(1,565,043)	999,518	2,777,651	(1,117,602)	1,660,049

Fidelity® VIP Contrafund® Initial Class	94	(16,409)	(16,315)	10,094	(34,864)	(24,770)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Fidelity® VIP Contrafund® Service Class 2	$85,715,803	$(157,271,976)	$ (71,556,173)	$49,172,321	$(97,733,337)	$ (48,561,016)

Fidelity® VIP Energy Service Class 2	10,902,372	(6,424,260)	4,478,112	19,800,553	(15,055,062)	4,745,491

Fidelity® VIP Equity-Income Initial Class	-	(2,294)	(2,294)	-	(2,027)	(2,027)

Fidelity® VIP Equity-Income Service Class 2	29,583	(3,794,902)	(3,765,319)	144,172	(4,046,479)	(3,902,307)

Fidelity® VIP Growth Initial Class	-	(2,032)	(2,032)	-	(1,482)	(1,482)

Fidelity® VIP Growth Service Class 2	1,649,277	(4,566,295)	(2,917,018)	127,017	(4,881,193)	(4,754,176)

Fidelity® VIP Growth Opportunities Service Class 2	32,727	(558,749)	(526,022)	8,537	(266,457)	(257,920)

Fidelity® VIP Health Care Service Class 2	7,451,806	(2,548,739)	4,903,067	8,163,183	(1,271,469)	6,891,714

Fidelity® VIP Mid Cap Initial Class	6,299	(3,308)	2,991	4,183	(6,857)	(2,674)

Fidelity® VIP Mid Cap Service Class 2	34,203,827	(51,421,772)	(17,217,945)	19,451,706	(35,727,824)	(16,276,118)

Fidelity® VIP Technology Initial Class	50,598,952	(12,740,607)	37,858,345	32,519,384	(13,986,827)	18,532,557

Fidelity® VIP Utilities Initial Class	4,838,280	(2,196,697)	2,641,583	3,217,677	(1,656,660)	1,561,017

Fidelity® VIP Value Strategies Initial Class	892	(113,291)	(112,399)	86,669	(44,861)	41,808

Fidelity® VIP Value Strategies Service Class 2	21,282,762	(40,219,706)	(18,936,944)	21,692,352	(48,674,976)	(26,982,624)

Franklin Allocation Class 4 Shares	56,975	(7,737,332)	(7,680,357)	16,071	(6,400,772)	(6,384,701)

Franklin Income Class 2 Shares	53,757	(4,944,495)	(4,890,738)	76,023	(5,497,000)	(5,420,977)

Franklin Mutual Shares Class 2 Shares	31,713	(1,307,946)	(1,276,233)	608	(1,070,595)	(1,069,987)

Franklin Templeton Foreign Class 2 Shares	51,734	(1,802,425)	(1,750,691)	35,862	(1,662,562)	(1,626,700)

Invesco V.I. American Franchise Series II Shares	3,680	(599,868)	(596,188)	1,388	(748,091)	(746,703)

Janus Henderson - Enterprise Service Shares	77,797	(3,777,506)	(3,699,709)	67,008	(1,388,011)	(1,321,003)

Janus Henderson - Global Research Service Shares	610,064	(2,932,256)	(2,322,192)	6,129	(1,937,629)	(1,931,500)

Janus Henderson - Mid Cap Value Service Shares	2,197	(85,503)	(83,306)	2,622	(176,414)	(173,792)

MFS® New Discovery Service Class	115,624	(4,486,559)	(4,370,935)	42,127	(3,066,272)	(3,024,145)

MFS® Total Return Service Class	90,470	(3,929,386)	(3,838,916)	140,176	(3,351,205)	(3,211,029)

NVIT Emerging Markets Class D Shares	-	(54)	(54)	-	(4,018)	(4,018)

State Street Total Return V.I.S. Class 3 Shares	2,345,132	(6,591,985)	(4,246,853)	3,278,530	(7,815,840)	(4,537,310)

TA 60/40 Allocation Service Class	6,432,389	(12,852,317)	(6,419,928)	19,862,744	(6,044,221)	13,818,523

TA Aegon Bond Initial Class	10,552,502	(12,621,011)	(2,068,509)	8,490,593	(14,018,368)	(5,527,775)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA Aegon Bond Service Class	$16,215,859	$(68,034,503)	$ (51,818,644)	$9,813,152	$(63,625,401)	$ (53,812,249)

TA Aegon Core Bond Service Class	20,996,048	(35,742,224)	(14,746,176)	16,411,808	(29,705,152)	(13,293,344)

TA Aegon High Yield Bond Initial Class	3,704,722	(6,129,364)	(2,424,642)	3,034,613	(6,020,163)	(2,985,550)

TA Aegon High Yield Bond Service Class	8,073,697	(19,151,470)	(11,077,773)	7,456,591	(15,819,471)	(8,362,880)

TA Aegon Sustainable Equity Income Initial Class	1,530,300	(22,015,599)	(20,485,299)	625,633	(23,707,759)	(23,082,126)

TA Aegon Sustainable Equity Income Service Class	4,362,307	(17,784,299)	(13,421,992)	4,799,021	(16,648,544)	(11,849,523)

TA Aegon U.S. Government Securities Initial Class	9,547,096	(11,564,939)	(2,017,843)	6,928,983	(9,671,361)	(2,742,378)

TA Aegon U.S. Government Securities Service Class	34,494,402	(95,994,842)	(61,500,440)	56,512,478	(115,062,075)	(58,549,597)

TA American Funds Managed Risk - Balanced Service Class	12,824,939	(129,827,109)	(117,002,170)	11,901,221	(90,760,335)	(78,859,114)

TA BlackRock Government Money Market Initial Class	24,831,282	(37,421,262)	(12,589,980)	24,949,642	(28,582,087)	(3,632,445)

TA BlackRock Government Money Market Service Class	241,549,412	(356,371,396)	(114,821,984)	199,162,129	(258,835,183)	(59,673,054)

TA BlackRock iShares Active Asset Allocation - Conservative Service Class	5,943,450	(36,809,386)	(30,865,936)	6,044,401	(35,344,645)	(29,300,244)

TA BlackRock iShares Active Asset Allocation - Moderate Service Class	17,702,685	(130,390,384)	(112,687,699)	38,736,508	(118,754,386)	(80,017,878)

TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	10,138,289	(56,019,476)	(45,881,187)	11,324,033	(42,373,209)	(31,049,176)

TA BlackRock iShares Dynamic Allocation - Balanced Service Class	9,237,411	(108,261,277)	(99,023,866)	11,449,501	(104,448,193)	(92,998,692)

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	5,193,821	(53,770,487)	(48,576,666)	9,009,180	(44,165,706)	(35,156,526)

TA BlackRock iShares Edge 100 Service Class	7,826,983	(8,922,721)	(1,095,738)	4,049,717	(6,194,745)	(2,145,028)

TA BlackRock iShares Edge 40 Initial Class	1,050,617	(2,608,748)	(1,558,131)	526,066	(1,681,841)	(1,155,775)

TA BlackRock iShares Edge 40 Service Class	2,775,849	(31,084,398)	(28,308,549)	3,052,359	(28,900,017)	(25,847,658)

TA BlackRock iShares Edge 50 Service Class	8,265,107	(57,132,771)	(48,867,664)	6,202,794	(42,110,080)	(35,907,286)

TA BlackRock iShares Edge 75 Service Class	9,809,519	(26,062,475)	(16,252,956)	7,595,303	(27,731,032)	(20,135,729)

TA BlackRock iShares Tactical - Balanced Service Class	1,854,422	(56,835,666)	(54,981,244)	3,060,903	(44,491,958)	(41,431,055)

TA BlackRock iShares Tactical - Conservative Service Class	2,858,304	(29,358,436)	(26,500,132)	4,393,323	(23,744,638)	(19,351,315)

TA BlackRock iShares Tactical - Growth Service Class	8,648,368	(43,908,056)	(35,259,688)	5,034,117	(33,388,607)	(28,354,490)

TA BlackRock Real Estate Securities Initial Class	976,074	(2,423,013)	(1,446,939)	711,163	(2,810,050)	(2,098,887)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA BlackRock Real Estate Securities Service Class	$5,742,193	$(11,047,494)	$(5,305,301)	$4,257,465	$(8,688,825)	$(4,431,360)

TA BlackRock Tactical Allocation Service Class	5,958,758	(158,632,019)	(152,673,261)	9,726,948	(129,708,166)	(119,981,218)

TA Goldman Sachs 70/30 Service Class	1,915,379	(227,149)	1,688,230	1,600,528	(166,349)	1,434,179

TA Goldman Sachs Managed Risk - Balanced ETF Service Class	18,566,926	(612,856,977)	(594,290,051)	24,504,616	(496,313,517)	(471,808,901)

TA Goldman Sachs Managed Risk - Conservative ETF Service Class	7,204,618	(73,893,905)	(66,689,287)	11,138,569	(69,085,421)	(57,946,852)

TA Goldman Sachs Managed Risk - Growth ETF Service Class	21,614,503	(321,233,567)	(299,619,064)	18,972,918	(243,033,735)	(224,060,817)

TA Great Lakes Advisors Large Cap Value Service Class	11,678,529	(10,241,209)	1,437,320	8,239,181	(11,441,975)	(3,202,794)

TA International Focus Initial Class	3,247,999	(6,889,706)	(3,641,707)	2,152,477	(6,541,540)	(4,389,063)

TA International Focus Service Class	6,526,976	(11,597,919)	(5,070,943)	3,247,923	(13,072,713)	(9,824,790)

TA Janus Balanced Service Class	28,097,875	(169,483,964)	(141,386,089)	26,658,436	(121,332,935)	(94,674,499)

TA Janus Mid-Cap Growth Initial Class	2,156,947	(11,427,496)	(9,270,549)	3,988,994	(7,642,752)	(3,653,758)

TA Janus Mid-Cap Growth Service Class	17,078,111	(27,127,745)	(10,049,634)	13,381,815	(19,079,564)	(5,697,749)

TA JPMorgan Asset Allocation - Conservative Initial Class	8,803,661	(17,417,448)	(8,613,787)	7,825,340	(17,036,768)	(9,211,428)

TA JPMorgan Asset Allocation - Conservative Service Class	10,274,685	(102,461,824)	(92,187,139)	12,671,903	(106,003,902)	(93,331,999)

TA JPMorgan Asset Allocation - Growth Initial Class	8,146,427	(26,257,936)	(18,111,509)	4,307,215	(17,288,366)	(12,981,151)

TA JPMorgan Asset Allocation - Growth Service Class	15,915,498	(33,196,069)	(17,280,571)	10,038,680	(25,099,132)	(15,060,452)

TA JPMorgan Asset Allocation - Moderate Initial Class	15,779,230	(35,609,876)	(19,830,646)	14,121,357	(30,389,291)	(16,267,934)

TA JPMorgan Asset Allocation - Moderate Service Class	26,215,242	(606,109,537)	(579,894,295)	17,499,822	(494,106,450)	(476,606,628)

TA JPMorgan Asset Allocation - Moderate Growth Initial Class	9,573,987	(50,243,825)	(40,669,838)	10,850,173	(43,492,359)	(32,642,186)

TA JPMorgan Asset Allocation - Moderate Growth Service Class	18,757,808	(398,584,144)	(379,826,336)	15,506,951	(341,130,342)	(325,623,391)

TA JPMorgan Enhanced Index Initial Class	9,200,633	(20,411,491)	(11,210,858)	7,013,837	(13,786,506)	(6,772,669)

TA JPMorgan Enhanced Index Service Class	23,983,174	(22,696,416)	1,286,758	16,517,943	(16,602,883)	(84,940)

TA JPMorgan International Moderate Growth Initial Class	2,583	(770)	1,813	-	(1,469)	(1,469)

TA JPMorgan International Moderate Growth Service Class	5,734,934	(56,660,716)	(50,925,782)	5,316,178	(54,940,344)	(49,624,166)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

TA JPMorgan Tactical Allocation Service Class	$5,040,627	$(129,354,528)	$(124,313,901)	$9,327,911	$(110,550,963)	$(101,223,052)

TA Madison Diversified Income Service Class	4,615,504	(22,820,643)	(18,205,139)	5,637,621	(22,084,511)	(16,446,890)

TA Market Participation Strategy Service Class	5,893,998	(61,768,499)	(55,874,501)	6,118,291	(46,100,053)	(39,981,762)

TA Morgan Stanley Global Allocation Service Class	7,532,493	(133,957,958)	(126,425,465)	8,378,488	(124,397,536)	(116,019,048)

TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	2,215,484	(29,500,991)	(27,285,507)	3,256,499	(23,613,061)	(20,356,562)

TA MSCI EAFE Index Service Class	18,045,572	(7,559,106)	10,486,466	11,770,835	(10,842,697)	928,138

TA Multi-Managed Balanced Initial Class	3,207,077	(12,201,945)	(8,994,868)	5,925,384	(7,494,386)	(1,569,002)

TA Multi-Managed Balanced Service Class	20,357,874	(241,070,939)	(220,713,065)	18,824,880	(173,529,817)	(154,704,937)

TA PineBridge Inflation Opportunities Service Class	3,497,890	(26,171,468)	(22,673,578)	7,996,987	(31,543,669)	(23,546,682)

TA ProFunds UltraBear Service Class (OAM)	15,364,044	(4,056,420)	11,307,624	-	-	-

TA S&P 500 Index Initial Class	10,608,839	(323,521)	10,285,318	1,223,308	(372,084)	851,224

TA S&P 500 Index Service Class	184,026,345	(69,952,159)	114,074,186	103,298,606	(58,242,573)	45,056,033

TA Small/Mid Cap Value Initial Class	1,078,688	(11,239,231)	(10,160,543)	583,819	(9,000,579)	(8,416,760)

TA Small/Mid Cap Value Service Class	16,501,029	(25,314,195)	(8,813,166)	14,253,556	(21,153,954)	(6,900,398)

TA T. Rowe Price Small Cap Initial Class	3,005,966	(15,938,882)	(12,932,916)	3,808,439	(9,527,184)	(5,718,745)

TA T. Rowe Price Small Cap Service Class	36,718,130	(53,632,569)	(16,914,439)	21,376,936	(36,923,966)	(15,547,030)

TA TSW International Equity Initial Class	3,627,371	(9,372,590)	(5,745,219)	5,735,332	(8,488,228)	(2,752,896)

TA TSW International Equity Service Class	7,123,421	(10,322,951)	(3,199,530)	6,729,619	(8,965,579)	(2,235,960)

TA TSW Mid Cap Value Opportunities Service Class	9,694,293	(33,855,629)	(24,161,336)	13,008,498	(35,132,312)	(22,123,814)

TA WMC US Growth Initial Class	13,154,486	(90,760,685)	(77,606,199)	210,204,952	(64,261,856)	145,943,096

TA WMC US Growth Service Class	59,701,630	(130,193,511)	(70,491,881)	419,568,446	(68,152,673)	351,415,773

Vanguard® Balanced	9,561,587	(4,340,502)	5,221,085	13,238,412	(3,099,933)	10,138,479

Vanguard® Capital Growth	954,704	(707,263)	247,441	1,241,057	(823,575)	417,482

Vanguard® Conservative Allocation	3,195,593	(562,171)	2,633,422	2,246,789	(262,254)	1,984,535

Vanguard® Diversified Value	530,788	(562,790)	(32,002)	681,063	(68,923)	612,140

Vanguard® Equity Income	1,924,506	(723,007)	1,201,499	867,167	(408,682)	458,485

Vanguard® Equity Index	1,765,502	(3,182,424)	(1,416,922)	3,154,634	(2,194,659)	959,975

Vanguard® Global Bond Index	154,912	(47,301)	107,611	257,171	(45,696)	211,475

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2024			Year Ended December 31, 2023
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)

Vanguard® Growth	$9,768,568	$(845,452)	$8,923,116	$930,627	$(493,626)	$437,001

Vanguard® High Yield Bond	1,663,393	(319,848)	1,343,545	771,638	(59,721)	711,917

Vanguard® International	1,562,026	(1,399,240)	162,786	1,951,220	(1,021,864)	929,356

Vanguard® Mid-Cap Index	14,511,848	(2,881,483)	11,630,365	8,445,558	(1,954,898)	6,490,660

Vanguard® Moderate Allocation	6,468,230	(4,380,180)	2,088,050	5,822,126	(1,614,246)	4,207,880

Vanguard® Money Market	5,915,771	(4,398,938)	1,516,833	9,781,243	(7,174,577)	2,606,666

Vanguard® Real Estate Index	7,728,711	(880,346)	6,848,365	441,811	(547,161)	(105,350)

Vanguard® Short-Term Investment Grade	3,292,050	(1,627,957)	1,664,093	6,378,690	(1,825,736)	4,552,954

Vanguard® Total Bond Market Index	7,390,719	(3,510,050)	3,880,669	3,828,050	(2,132,035)	1,696,015

Vanguard® Total International Stock Market Index	2,600,170	(1,309,321)	1,290,849	1,460,608	(950,280)	510,328

Vanguard® Total Stock Market Index	5,027,727	(3,511,813)	1,515,914	5,810,627	(1,130,259)	4,680,368

Voya Global Perspectives Class S Shares	990	(16,256)	(15,266)	990	(12,318)	(11,328)

Voya Large Cap Value Class S Shares	-	(69)	(69)	22	(11)	11

Wanger Acorn	-	-	-	-	-	-

Wanger International	94	(12,629)	(12,535)	81,427	(92,923)	(11,496)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2024

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

AB Balanced Hedged Allocation Class B Shares
12/31/2024		15,105,269	$18.22	to	$12.49	$62,547,297	1.75%	0.40%	to	2.85%	8.14%	to	5.55%
12/31/2023		18,016,973	16.85	to	11.83	67,924,719	0.91	0.40	to	2.85	12.21	to	9.55
12/31/2022		20,382,589	15.02	to	10.80	68,221,047	3.03	0.40	to	2.85	(19.49)	to	(21.41)
12/31/2021		23,075,361	18.65	to	13.74	97,949,715	0.26	0.40	to	2.85	12.91	to	10.22
12/31/2020		26,074,538	16.52	to	12.47	93,993,592	2.15	0.40	to	2.85	8.82	to	6.22
AB Large Cap Growth Class B Shares
12/31/2024		5,301,493	7.84	to	29.84	27,818,295	-	0.30	to	2.80	24.58	to	21.53
12/31/2023		6,062,153	6.29	to	24.55	25,855,468	-	0.30	to	2.80	34.38	to	31.13
12/31/2022		6,694,830	4.68	to	18.72	21,598,227	-	0.30	to	2.80	(28.90)	to	(30.63)
12/31/2021		7,676,319	6.59	to	26.99	35,215,505	-	0.30	to	2.80	28.27	to	25.15
12/31/2020		9,621,136	5.13	to	21.57	34,806,742	-	0.30	to	2.80	34.74	to	31.47
AB Relative Value Class B Shares
12/31/2024		41,060,539	4.28	to	17.27	252,530,414	1.25	0.30	to	2.80	12.43	to	9.68
12/31/2023		45,826,690	3.81	to	15.75	252,527,102	1.27	0.30	to	2.80	11.39	to	8.69
12/31/2022		52,215,761	3.42	to	14.49	253,718,317	1.10	0.30	to	2.80	(4.70)	to	(7.02)
12/31/2021		53,868,536	3.59	to	15.58	277,963,317	0.65	0.30	to	2.80	27.45	to	24.36
12/31/2020		61,139,851	2.82	to	12.53	237,524,698	1.32	0.30	to	2.80	2.17	to	(0.32)
American Funds - Asset Allocation Class 2 Shares
12/31/2024		99,785,247	24.60	to	15.78	643,112,279	2.09	0.60	to	2.95	15.74	to	13.08
12/31/2023		117,496,772	21.25	to	13.95	655,500,152	2.17	0.60	to	2.95	13.59	to	11.00
12/31/2022		133,628,079	18.71	to	12.57	658,825,848	1.84	0.60	to	2.95	(13.92)	to	(15.88)
12/31/2021		152,575,336	21.74	to	14.94	871,352,808	1.50	0.60	to	2.95	14.41	to	11.80
12/31/2020		174,752,023	19.00	to	13.37	857,259,812	1.67	0.60	to	2.95	11.78	to	9.24
American Funds - Asset Allocation Class 4 Shares
12/31/2024		4,815,607	15.39	to	14.15	70,676,441	2.12	0.40	to	2.20	15.64	to	13.57
12/31/2023		4,038,684	13.31	to	12.46	51,793,639	2.37	0.40	to	2.20	13.57	to	11.55
12/31/2022		2,607,001	11.72	to	11.17	29,772,601	1.92	0.40	to	2.20	(14.01)	to	(15.54)
12/31/2021		1,727,718	13.63	to	13.23	23,155,040	2.13	0.40	to	2.20	14.38	to	12.34
12/31/2020	(1)	50,583	11.92	to	11.77	599,001	4.31	0.40	to	2.20	-	to	-
American Funds - Growth Class 2 Shares
12/31/2024		34,291,225	55.81	to	30.99	1,008,499,520	0.33	0.60	to	2.95	30.83	to	27.84
12/31/2023		40,066,362	42.66	to	24.24	905,289,115	0.36	0.60	to	2.95	37.66	to	34.53
12/31/2022		44,785,334	30.99	to	18.02	739,271,958	0.32	0.60	to	2.95	(30.36)	to	(31.94)
12/31/2021		49,147,881	44.50	to	26.48	1,149,580,633	0.22	0.60	to	2.95	21.26	to	18.50
12/31/2020		57,094,202	36.70	to	22.35	1,055,964,795	0.32	0.60	to	2.95	51.17	to	47.73
American Funds - Growth Class 4 Shares
12/31/2024		16,292,571	23.02	to	21.16	357,360,893	0.17	0.33	to	2.13	30.86	to	28.52
12/31/2023		10,231,206	17.59	to	16.47	173,243,164	0.18	0.33	to	2.13	37.68	to	35.24
12/31/2022		6,068,608	12.77	to	12.18	75,410,935	0.11	0.33	to	2.13	(30.34)	to	(31.59)
12/31/2021		3,929,006	18.34	to	17.80	70,825,649	0.06	0.33	to	2.13	21.28	to	19.12
12/31/2020	(1)	235,706	15.12	to	14.94	3,539,748	-	0.33	to	2.13	-	to	-
American Funds - Growth-Income Class 2 Shares
12/31/2024		31,429,642	39.13	to	21.91	649,827,838	1.07	0.60	to	2.95	23.48	to	20.65
12/31/2023		37,114,846	31.69	to	18.16	623,307,981	1.35	0.60	to	2.95	25.39	to	22.54
12/31/2022		42,147,647	25.27	to	14.82	565,155,508	1.26	0.60	to	2.95	(16.99)	to	(18.88)
12/31/2021		46,521,780	30.45	to	18.27	754,565,140	1.11	0.60	to	2.95	23.35	to	20.54
12/31/2020		52,944,337	24.68	to	15.16	676,765,745	1.42	0.60	to	2.95	12.87	to	10.29

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

American Funds - Growth-Income Class 4 Shares
12/31/2024		8,789,306	$19.91	to	$18.31	$166,980,958	1.08%	0.33%	to	2.13%	23.51%	to	21.29%
12/31/2023		5,697,599	16.12	to	15.09	88,521,439	1.37	0.33	to	2.13	25.41	to	23.18
12/31/2022		3,580,600	12.86	to	12.25	44,815,167	1.23	0.33	to	2.13	(16.98)	to	(18.46)
12/31/2021		2,239,175	15.48	to	15.03	34,083,630	1.32	0.33	to	2.13	23.39	to	21.19
12/31/2020	(1)	131,787	12.55	to	12.40	1,642,555	1.97	0.33	to	2.13	-	to	-
American Funds - International Class 2 Shares
12/31/2024		27,490,771	15.22	to	11.88	183,247,362	1.15	0.60	to	2.95	2.54	to	0.19
12/31/2023		30,930,665	14.85	to	11.85	202,507,533	1.29	0.60	to	2.95	15.15	to	12.53
12/31/2022		33,890,694	12.89	to	10.53	190,941,815	1.71	0.60	to	2.95	(21.26)	to	(23.05)
12/31/2021		37,028,497	16.37	to	13.69	262,247,784	2.38	0.60	to	2.95	(2.09)	to	(4.32)
12/31/2020		41,284,373	16.72	to	14.31	282,160,736	0.67	0.60	to	2.95	13.29	to	10.71
American Funds - International Class 4 Shares
12/31/2024		2,838,212	12.77	to	11.74	34,575,346	1.12	0.33	to	2.13	2.59	to	0.75
12/31/2023		2,056,088	12.45	to	11.65	24,678,048	1.22	0.33	to	2.13	15.18	to	13.13
12/31/2022		1,534,693	10.81	to	10.30	16,159,481	1.66	0.33	to	2.13	(21.28)	to	(22.68)
12/31/2021		1,178,588	13.73	to	13.32	15,918,386	3.82	0.33	to	2.13	(2.04)	to	(3.78)
12/31/2020	(1)	103,923	14.02	to	13.85	1,447,390	0.92	0.33	to	2.13	-	to	-
American Funds - New World Class 4 Shares
12/31/2024		1,444,346	14.20	to	13.05	19,567,603	1.30	0.35	to	2.15	5.96	to	4.06
12/31/2023		1,016,305	13.40	to	12.54	13,127,105	1.44	0.35	to	2.15	15.27	to	13.22
12/31/2022		648,308	11.63	to	11.08	7,346,732	1.15	0.35	to	2.15	(22.52)	to	(23.90)
12/31/2021		511,234	15.00	to	14.56	7,543,125	0.98	0.35	to	2.15	4.26	to	2.40
12/31/2020	(1)	27,799	14.39	to	14.22	397,295	-	0.35	to	2.15	-	to	-
American Funds - The Bond Fund of America Class 2 Shares
12/31/2024		49,004,751	11.16	to	9.11	195,360,352	4.07	0.60	to	2.95	0.55	to	(1.76)
12/31/2023		52,481,229	11.10	to	9.27	205,754,769	3.44	0.60	to	2.95	4.39	to	2.02
12/31/2022		54,788,400	10.64	to	9.09	205,927,941	2.83	0.60	to	2.95	(13.10)	to	(15.08)
12/31/2021		62,790,605	12.24	to	10.70	267,700,388	1.38	0.60	to	2.95	(0.90)	to	(3.16)
12/31/2020		67,686,257	12.35	to	11.05	285,376,467	2.15	0.60	to	2.95	9.08	to	6.59
American Funds - The Bond Fund of America Class 4 Shares
12/31/2024		3,877,079	9.48	to	8.72	35,067,290	4.43	0.31	to	2.11	0.66	to	(1.14)
12/31/2023		2,584,125	9.42	to	8.82	23,472,254	3.86	0.31	to	2.11	4.40	to	2.54
12/31/2022		1,480,104	9.02	to	8.60	12,995,937	2.87	0.31	to	2.11	(13.02)	to	(14.57)
12/31/2021		1,220,373	10.37	to	10.07	12,442,489	1.60	0.31	to	2.11	(0.89)	to	(2.66)
12/31/2020	(1)	44,930	10.47	to	10.34	466,693	6.23	0.31	to	2.11	-	to	-
BlackRock Basic Value V.I. Class I Shares
12/31/2024		3,935,129	3.81	to	15.19	18,032,903	2.01	1.25	to	2.65	9.00	to	7.51
12/31/2023		4,274,831	3.49	to	14.13	18,096,054	1.77	1.25	to	2.65	15.17	to	13.61
12/31/2022		4,611,591	3.03	to	12.44	16,931,268	1.42	1.25	to	2.65	(6.09)	to	(7.37)
12/31/2021		5,019,930	3.23	to	13.43	19,580,580	1.17	1.25	to	2.65	20.17	to	18.54
12/31/2020		5,956,830	2.69	to	11.33	19,478,568	2.43	1.25	to	2.65	2.15	to	0.76
BlackRock Global Allocation V.I. Class I Shares
12/31/2024		2,824,571	4.01	to	13.47	7,726,926	1.31	1.25	to	2.65	7.88	to	6.40
12/31/2023		3,100,120	3.72	to	12.66	7,932,144	2.13	1.25	to	2.65	11.44	to	9.92
12/31/2022		3,447,241	3.33	to	11.51	7,994,086	-	1.25	to	2.65	(16.90)	to	(18.03)
12/31/2021		3,779,531	4.01	to	14.05	10,653,267	0.89	1.25	to	2.65	5.36	to	3.92
12/31/2020		4,385,798	3.81	to	13.52	11,798,862	1.29	1.25	to	2.65	19.52	to	17.89
BlackRock High Yield V.I. Class I Shares
12/31/2024		822,784	3.31	to	12.16	2,570,000	6.95	1.25	to	2.65	6.92	to	5.46
12/31/2023		891,751	3.09	to	11.53	2,614,880	6.56	1.25	to	2.65	11.80	to	10.28
12/31/2022		937,485	2.77	to	10.46	2,463,283	5.31	1.25	to	2.65	(11.45)	to	(12.65)
12/31/2021		1,009,939	3.12	to	11.97	3,009,551	4.52	1.25	to	2.65	4.02	to	2.61
12/31/2020		1,167,438	3.00	to	11.67	3,353,262	5.31	1.25	to	2.65	5.97	to	4.52

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Dimensional VA Equity Allocation
12/31/2024	128,815	$16.50	to	$16.33	$2,119,149	1.98%	0.27%	to	0.47%	14.79%	to	14.56%
12/31/2023	120,642	14.37	to	14.26	1,729,713	2.40	0.27	to	0.47	19.82	to	19.58
12/31/2022	101,956	11.99	to	11.92	1,220,469	1.92	0.27	to	0.47	(13.91)	to	(14.09)
12/31/2021	61,903	13.93	to	13.88	860,593	2.53	0.27	to	0.47	24.04	to	23.79
12/31/2020	39,352	11.23	to	11.21	441,244	18.43	0.27	to	0.47	11.85	to	11.63
Dimensional VA Global Bond
12/31/2024	329,428	10.28	to	9.21	3,237,883	5.11	0.27	to	2.60	5.10	to	2.67
12/31/2023	307,925	9.78	to	8.98	2,909,169	5.08	0.27	to	2.60	4.77	to	2.36
12/31/2022	217,471	9.34	to	8.77	1,982,769	1.85	0.27	to	2.60	(6.59)	to	(8.73)
12/31/2021	132,281	9.99	to	9.61	1,299,932	1.55	0.27	to	2.60	(1.31)	to	(3.58)
12/31/2020	12,560	10.13	to	9.96	127,203	0.06	0.27	to	2.60	1.18	to	0.98
Dimensional VA Global Moderate Allocation
12/31/2024	101,673	14.39	to	14.24	1,462,558	3.26	0.27	to	0.47	11.69	to	11.46
12/31/2023	55,338	12.88	to	12.78	712,676	2.88	0.27	to	0.47	14.42	to	14.19
12/31/2022	47,075	11.26	to	11.19	529,889	3.35	0.27	to	0.47	(11.20)	to	(11.37)
12/31/2021	6,725	12.68	to	12.63	85,165	0.45	0.27	to	0.47	13.90	to	13.67
12/31/2020	1,869	11.13	to	11.11	20,762	2.47	0.27	to	0.47	10.99	to	10.77
Dimensional VA International Small
12/31/2024	80,831	12.24	to	12.12	988,745	3.66	0.27	to	0.47	3.54	to	3.33
12/31/2023	72,742	11.82	to	11.73	859,817	3.30	0.27	to	0.47	13.80	to	13.58
12/31/2022	64,378	10.39	to	10.33	668,692	3.28	0.27	to	0.47	(17.87)	to	(18.03)
12/31/2021	29,546	12.65	to	12.60	373,647	2.70	0.27	to	0.47	14.26	to	14.03
12/31/2020	24,516	11.07	to	11.05	271,344	8.73	0.27	to	0.47	9.12	to	8.90
Dimensional VA International Value
12/31/2024	118,829	13.93	to	13.79	1,654,489	4.69	0.27	to	0.47	6.33	to	6.12
12/31/2023	84,288	13.10	to	13.00	1,103,871	5.26	0.27	to	0.47	17.54	to	17.31
12/31/2022	67,116	11.15	to	11.08	747,852	4.36	0.27	to	0.47	(3.72)	to	(3.91)
12/31/2021	30,790	11.58	to	11.53	356,360	6.25	0.27	to	0.47	17.80	to	17.56
12/31/2020	4,829	9.83	to	9.81	47,429	6.34	0.27	to	0.47	(2.03)	to	(2.23)
Dimensional VA Short-Term Fixed
12/31/2024	247,352	10.84	to	10.73	2,678,957	6.25	0.27	to	0.47	5.20	to	4.99
12/31/2023	148,930	10.31	to	10.22	1,532,735	4.49	0.27	to	0.47	4.70	to	4.49
12/31/2022	102,470	9.84	to	9.78	1,007,153	1.46	0.27	to	0.47	(1.42)	to	(1.62)
12/31/2021	78,002	9.99	to	9.95	778,117	0.01	0.27	to	0.47	(0.46)	to	(0.66)
12/31/2020	9,237	10.03	to	10.01	92,589	0.50	0.27	to	0.47	0.33	to	0.13
Dimensional VA U.S. Large Value
12/31/2024	181,441	14.83	to	14.68	2,684,952	2.34	0.27	to	0.47	13.08	to	12.85
12/31/2023	121,902	13.11	to	13.01	1,594,443	2.51	0.27	to	0.47	10.62	to	10.40
12/31/2022	101,597	11.86	to	11.78	1,201,596	2.74	0.27	to	0.47	(5.13)	to	(5.32)
12/31/2021	52,319	12.50	to	12.45	653,107	2.32	0.27	to	0.47	26.69	to	26.44
12/31/2020	23,843	9.86	to	9.84	234,961	6.18	0.27	to	0.47	(1.64)	to	(1.84)
Dimensional VA U.S. Targeted Value
12/31/2024	98,484	17.81	to	17.63	1,751,413	1.59	0.27	to	0.47	7.84	to	7.63
12/31/2023	79,486	16.51	to	16.38	1,311,280	1.52	0.27	to	0.47	19.71	to	19.47
12/31/2022	76,895	13.79	to	13.71	1,060,221	1.84	0.27	to	0.47	(4.47)	to	(4.66)
12/31/2021	35,853	14.44	to	14.38	517,428	2.01	0.27	to	0.47	39.30	to	39.03
12/31/2020	13,882	10.36	to	10.34	143,813	7.93	0.27	to	0.47	3.70	to	3.50
Fidelity® VIP Balanced Service Class 2
12/31/2024	72,222,769	3.69	to	18.35	488,223,926	1.68	0.30	to	2.65	15.28	to	12.63
12/31/2023	82,360,131	3.20	to	16.29	474,442,207	1.54	0.30	to	2.65	20.87	to	18.11
12/31/2022	90,884,668	2.65	to	13.79	426,076,806	1.04	0.30	to	2.65	(18.43)	to	(20.30)
12/31/2021	103,061,636	3.25	to	17.31	585,801,138	0.73	0.30	to	2.65	17.64	to	14.95
12/31/2020	114,386,362	2.76	to	15.06	537,674,354	1.28	0.30	to	2.65	21.76	to	18.98

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP Consumer Staples Initial Class
12/31/2024		449,369	$14.78	to	$13.59	$6,362,727	2.26%	0.70%	to	2.50%	4.83%	to	2.95%
12/31/2023		377,482	14.10	to	13.20	5,142,722	2.12	0.70	to	2.50	2.42	to	0.60
12/31/2022		255,802	13.76	to	13.12	3,426,928	2.02	0.70	to	2.50	(1.31)	to	(3.06)
12/31/2021		123,456	13.95	to	13.53	1,692,428	2.98	0.70	to	2.50	13.44	to	11.42
12/31/2020	(1)	613	12.29	to	12.15	7,484	-	0.70	to	2.50	-	to	-
Fidelity® VIP Contrafund® Initial Class
12/31/2024		12,541	5.79	to	26.17	108,094	0.19	0.30	to	2.70	33.39	to	30.26
12/31/2023		13,437	4.34	to	20.09	95,817	0.47	0.30	to	2.70	33.05	to	29.96
12/31/2022		17,526	3.27	to	15.46	97,922	0.43	0.30	to	2.70	(26.53)	to	(28.25)
12/31/2021		26,578	4.44	to	21.54	239,522	0.05	0.30	to	2.70	27.45	to	24.48
12/31/2020		43,364	3.49	to	17.31	267,864	0.22	0.30	to	2.70	30.18	to	27.14
Fidelity® VIP Contrafund® Service Class 2
12/31/2024		76,807,430	6.83	to	25.58	998,060,286	0.03	0.30	to	2.80	33.05	to	29.80
12/31/2023		85,312,133	5.13	to	19.71	818,065,180	0.26	0.30	to	2.80	32.72	to	29.50
12/31/2022		91,926,554	3.87	to	15.22	664,973,940	0.26	0.30	to	2.80	(26.71)	to	(28.49)
12/31/2021		100,491,552	5.28	to	21.28	994,100,891	0.03	0.30	to	2.80	27.13	to	24.04
12/31/2020		114,571,364	4.15	to	17.16	855,273,689	0.08	0.30	to	2.80	29.84	to	26.69
Fidelity® VIP Energy Service Class 2
12/31/2024		827,350	28.38	to	26.10	22,375,264	2.25	0.50	to	2.30	3.50	to	1.64
12/31/2023		667,690	27.42	to	25.68	17,617,012	2.45	0.50	to	2.30	0.20	to	(1.58)
12/31/2022		505,201	27.37	to	26.09	13,435,529	2.46	0.50	to	2.30	62.06	to	59.18
12/31/2021		226,711	16.89	to	16.39	3,760,207	3.53	0.50	to	2.30	54.06	to	51.32
12/31/2020	(1)	3,620	10.96	to	10.83	39,390	4.30	0.50	to	2.30	-	to	-
Fidelity® VIP Equity-Income Initial Class
12/31/2024		18,491	3.11	to	16.96	58,820	1.78	0.30	to	2.70	15.00	to	12.30
12/31/2023		19,236	2.70	to	15.10	53,451	1.94	0.30	to	2.70	10.32	to	7.75
12/31/2022		20,012	2.45	to	14.02	50,635	1.88	0.30	to	2.70	(5.24)	to	(7.45)
12/31/2021		21,037	2.59	to	15.15	56,446	1.91	0.30	to	2.70	24.52	to	21.61
12/31/2020		21,847	2.08	to	12.45	47,297	1.84	0.30	to	2.70	6.38	to	3.89
Fidelity® VIP Equity-Income Service Class 2
12/31/2024		9,039,595	3.88	to	16.57	30,534,972	1.55	0.30	to	2.80	14.71	to	11.91
12/31/2023		10,178,460	3.38	to	14.81	30,367,510	1.70	0.30	to	2.80	10.05	to	7.38
12/31/2022		11,579,284	3.07	to	13.79	31,755,838	1.66	0.30	to	2.80	(5.53)	to	(7.82)
12/31/2021		13,003,796	3.25	to	14.96	38,235,541	1.55	0.30	to	2.80	24.23	to	21.21
12/31/2020		16,133,605	2.62	to	12.34	38,656,184	1.61	0.30	to	2.80	6.12	to	3.54
Fidelity® VIP Growth Initial Class
12/31/2024		5,806	7.78	to	34.15	38,019	-	0.30	to	2.70	30.00	to	26.95
12/31/2023		6,146	5.98	to	26.90	31,107	0.13	0.30	to	2.70	35.83	to	32.67
12/31/2022		6,487	4.40	to	20.27	24,291	0.62	0.30	to	2.70	(24.68)	to	(26.44)
12/31/2021		6,995	5.85	to	27.56	34,948	-	0.30	to	2.70	22.85	to	19.98
12/31/2020		7,385	4.76	to	22.97	30,183	0.07	0.30	to	2.70	43.46	to	40.11
Fidelity® VIP Growth Service Class 2
12/31/2024		7,228,451	8.57	to	33.43	41,333,746	-	0.30	to	2.80	29.68	to	26.51
12/31/2023		7,797,178	6.61	to	26.42	34,909,236	-	0.30	to	2.80	35.48	to	32.20
12/31/2022		8,996,136	4.88	to	19.99	30,132,579	0.36	0.30	to	2.80	(24.87)	to	(26.69)
12/31/2021		10,219,740	6.49	to	27.27	46,107,542	-	0.30	to	2.80	22.54	to	19.56
12/31/2020		13,368,312	5.30	to	22.81	49,691,847	0.04	0.30	to	2.80	43.12	to	39.64
Fidelity® VIP Growth Opportunities Service Class 2
12/31/2024		433,095	44.25	to	39.17	3,294,242	-	1.25	to	2.80	36.84	to	34.77
12/31/2023		512,379	32.34	to	29.06	2,839,309	-	1.25	to	2.80	43.52	to	41.36
12/31/2022		566,491	22.53	to	20.56	2,200,748	-	1.25	to	2.80	(39.08)	to	(40.00)
12/31/2021		597,638	36.98	to	34.27	3,820,317	-	1.25	to	2.80	10.29	to	8.63
12/31/2020		779,883	33.53	to	31.54	4,484,860	-	1.25	to	2.80	66.16	to	63.65

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Fidelity® VIP Health Care Service Class 2
12/31/2024		1,812,699	$12.51	to	$11.50	$21,668,103	-%	0.50%	to	2.30%	4.33%	to	2.46%
12/31/2023		1,414,284	11.99	to	11.23	16,350,368	-	0.50	to	2.30	3.49	to	1.65
12/31/2022		798,771	11.59	to	11.04	9,004,288	-	0.50	to	2.30	(13.05)	to	(14.60)
12/31/2021		563,662	13.33	to	12.93	7,381,141	0.02	0.50	to	2.30	10.89	to	8.91
12/31/2020	(1)	21,737	12.02	to	11.87	259,476	1.03	0.50	to	2.30	-	to	-
Fidelity® VIP Mid Cap Initial Class
12/31/2024		7,526	4.00	to	17.23	70,376	0.57	0.30	to	2.70	17.14	to	14.39
12/31/2023		8,182	3.41	to	15.06	57,825	0.61	0.30	to	2.70	14.73	to	12.06
12/31/2022		10,501	2.97	to	13.44	53,442	0.45	0.30	to	2.70	(15.00)	to	(16.98)
12/31/2021		15,709	3.50	to	16.19	76,481	0.61	0.30	to	2.70	25.23	to	22.30
12/31/2020		17,141	2.79	to	13.24	64,353	0.66	0.30	to	2.70	17.84	to	15.08
Fidelity® VIP Mid Cap Service Class 2
12/31/2024		39,115,304	4.85	to	16.92	375,339,733	0.35	0.30	to	2.80	16.82	to	13.97
12/31/2023		42,354,398	4.15	to	14.84	340,699,765	0.39	0.30	to	2.80	14.46	to	11.68
12/31/2022		45,613,090	3.63	to	13.29	316,552,322	0.26	0.30	to	2.80	(15.22)	to	(17.28)
12/31/2021		51,504,031	4.28	to	16.07	429,576,602	0.34	0.30	to	2.80	24.93	to	21.89
12/31/2020		61,513,574	3.43	to	13.18	397,709,138	0.40	0.30	to	2.80	17.51	to	14.66
Fidelity® VIP Technology Initial Class
12/31/2024		3,824,445	27.60	to	25.38	100,567,757	-	0.70	to	2.50	34.64	to	32.23
12/31/2023		2,212,243	20.50	to	19.19	43,654,201	0.16	0.70	to	2.50	57.22	to	54.43
12/31/2022		1,156,410	13.04	to	12.43	14,669,451	-	0.70	to	2.50	(36.30)	to	(37.44)
12/31/2021		817,742	20.47	to	19.87	16,455,465	-	0.70	to	2.50	27.27	to	25.00
12/31/2020	(1)	41,913	16.08	to	15.89	669,454	-	0.70	to	2.50	-	to	-
Fidelity® VIP Utilities Initial Class
12/31/2024		574,775	17.80	to	16.37	9,773,856	2.24	0.70	to	2.50	28.10	to	25.80
12/31/2023		413,908	13.90	to	13.01	5,546,884	2.43	0.70	to	2.50	(1.72)	to	(3.47)
12/31/2022		295,507	14.14	to	13.48	4,063,657	2.07	0.70	to	2.50	4.69	to	2.83
12/31/2021		85,074	13.51	to	13.11	1,130,117	3.31	0.70	to	2.50	16.68	to	14.60
12/31/2020	(1)	2,161	11.58	to	11.44	24,841	9.64	0.70	to	2.50	-	to	-
Fidelity® VIP Value Strategies Initial Class
12/31/2024		44,617	3.53	to	18.90	440,992	0.92	0.30	to	2.50	9.07	to	6.72
12/31/2023		68,984	3.23	to	17.71	507,495	1.20	0.30	to	2.50	20.49	to	17.91
12/31/2022		51,589	2.68	to	15.02	384,531	1.10	0.30	to	2.50	(7.30)	to	(9.29)
12/31/2021		60,020	2.90	to	16.56	445,753	1.64	0.30	to	2.50	33.20	to	30.34
12/31/2020		65,512	2.17	to	12.70	239,991	1.14	0.30	to	2.50	7.93	to	5.62
Fidelity® VIP Value Strategies Service Class 2
12/31/2024		29,942,057	4.55	to	18.34	241,052,295	0.77	0.30	to	2.80	8.83	to	6.17
12/31/2023		32,815,104	4.18	to	17.27	241,899,996	0.89	0.30	to	2.80	20.25	to	17.33
12/31/2022		37,320,508	3.48	to	14.72	229,047,613	0.88	0.30	to	2.80	(7.63)	to	(9.87)
12/31/2021		37,651,512	3.77	to	16.33	243,543,351	1.24	0.30	to	2.80	32.94	to	29.71
12/31/2020		38,869,644	2.83	to	12.59	176,210,717	1.07	0.30	to	2.80	7.70	to	5.08
Franklin Allocation Class 4 Shares
12/31/2024		16,287,599	2.03	to	12.55	42,505,855	1.89	0.60	to	2.80	8.23	to	5.91
12/31/2023		19,249,639	1.87	to	11.85	46,977,467	1.31	0.60	to	2.80	13.94	to	11.51
12/31/2022		22,038,394	1.64	to	10.63	47,702,927	1.50	0.60	to	2.80	(16.69)	to	(18.47)
12/31/2021		24,994,155	1.97	to	13.04	65,635,756	1.59	0.60	to	2.80	10.87	to	8.50
12/31/2020		29,058,217	1.78	to	12.02	69,574,482	1.35	0.60	to	2.80	11.08	to	8.71
Franklin Income Class 2 Shares
12/31/2024		16,601,541	2.03	to	12.62	31,464,117	5.20	1.00	to	2.80	6.14	to	4.27
12/31/2023		19,220,833	1.91	to	12.10	34,524,329	5.19	1.00	to	2.80	7.55	to	5.67
12/31/2022		22,392,372	1.78	to	11.45	37,594,864	4.85	1.00	to	2.80	(6.41)	to	(8.04)
12/31/2021		25,879,319	1.90	to	12.46	46,639,026	4.76	1.00	to	2.80	15.60	to	13.58
12/31/2020		31,003,681	1.64	to	10.97	48,526,068	5.89	1.00	to	2.80	(0.30)	to	(2.05)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Franklin Mutual Shares Class 2 Shares
12/31/2024	4,548,110	$1.97	to	$12.69	$8,443,401	1.94%	1.00%	to	2.80%	10.16%	to	8.22%
12/31/2023	5,237,841	1.79	to	11.73	8,898,993	1.87	1.00	to	2.80	12.34	to	10.38
12/31/2022	5,920,823	1.59	to	10.63	9,000,977	1.83	1.00	to	2.80	(8.35)	to	(9.95)
12/31/2021	6,532,283	1.74	to	11.80	10,894,622	2.81	1.00	to	2.80	17.99	to	15.92
12/31/2020	7,876,120	1.47	to	10.18	11,185,310	2.76	1.00	to	2.80	(5.98)	to	(7.63)
Franklin Templeton Foreign Class 2 Shares
12/31/2024	9,975,714	1.17	to	10.12	10,778,939	2.41	1.00	to	2.80	(1.98)	to	(3.71)
12/31/2023	11,511,406	1.20	to	10.51	12,776,212	3.24	1.00	to	2.80	19.57	to	17.48
12/31/2022	13,094,418	1.00	to	8.94	12,216,487	3.06	1.00	to	2.80	(8.52)	to	(10.12)
12/31/2021	14,680,216	1.09	to	9.95	15,047,838	1.88	1.00	to	2.80	3.13	to	1.32
12/31/2020	18,343,611	1.06	to	9.82	18,333,937	3.38	1.00	to	2.80	(2.14)	to	(3.85)
Invesco V.I. American Franchise Series II Shares
12/31/2024	1,447,225	5.20	to	27.10	6,458,873	-	0.30	to	2.80	34.16	to	30.88
12/31/2023	1,598,373	3.87	to	20.70	5,380,977	-	0.30	to	2.80	40.18	to	36.78
12/31/2022	1,850,551	2.76	to	15.14	4,496,437	-	0.30	to	2.80	(31.50)	to	(33.17)
12/31/2021	2,156,185	4.03	to	22.65	7,746,979	-	0.30	to	2.80	11.31	to	8.61
12/31/2020	2,645,645	3.62	to	20.85	8,633,998	-	0.30	to	2.80	41.57	to	38.13
Janus Henderson - Enterprise Service Shares
12/31/2024	3,581,085	7.42	to	21.29	15,556,069	0.64	0.30	to	2.80	14.98	to	12.16
12/31/2023	4,510,553	6.45	to	18.98	17,081,165	0.09	0.30	to	2.80	17.42	to	14.58
12/31/2022	4,884,256	5.49	to	16.57	15,959,583	0.27	0.30	to	2.80	(16.40)	to	(18.43)
12/31/2021	5,365,361	6.57	to	20.31	21,479,782	0.25	0.30	to	2.80	16.19	to	13.37
12/31/2020	6,635,024	5.66	to	17.91	23,462,735	0.05	0.30	to	2.80	18.83	to	15.94
Janus Henderson - Global Research Service Shares
12/31/2024	8,024,909	4.15	to	21.26	20,266,507	0.59	0.30	to	2.80	22.90	to	19.89
12/31/2023	8,973,319	3.38	to	17.73	18,716,834	0.77	0.30	to	2.80	26.09	to	23.04
12/31/2022	9,960,358	2.68	to	14.41	16,749,220	1.47	0.30	to	2.80	(19.85)	to	(21.80)
12/31/2021	11,113,961	3.34	to	18.43	23,620,614	0.35	0.30	to	2.80	17.44	to	14.59
12/31/2020	14,158,953	2.85	to	16.08	25,965,245	0.64	0.30	to	2.80	19.40	to	16.50
Janus Henderson - Mid Cap Value Service Shares
12/31/2024	760,008	15.91	to	14.08	2,790,000	0.84	1.25	to	2.80	11.40	to	9.71
12/31/2023	783,877	14.28	to	12.84	2,587,633	0.95	1.25	to	2.80	9.74	to	8.09
12/31/2022	838,877	13.01	to	11.88	2,531,498	1.16	1.25	to	2.80	(6.94)	to	(8.34)
12/31/2021	888,292	13.98	to	12.96	2,883,923	0.28	1.25	to	2.80	17.95	to	16.17
12/31/2020	1,046,254	11.86	to	11.15	2,879,198	1.07	1.25	to	2.80	(2.43)	to	(3.90)
MFS® New Discovery Service Class
12/31/2024	5,843,402	4.91	to	17.48	23,600,846	-	0.30	to	2.80	6.12	to	3.52
12/31/2023	6,929,860	4.63	to	16.89	26,715,569	-	0.30	to	2.80	13.91	to	11.15
12/31/2022	7,760,463	4.06	to	15.19	26,589,500	-	0.30	to	2.80	(30.20)	to	(31.90)
12/31/2021	8,859,603	5.82	to	22.31	43,959,107	-	0.30	to	2.80	1.27	to	(1.20)
12/31/2020	10,997,397	5.75	to	22.58	54,351,642	-	0.30	to	2.80	45.15	to	41.62
MFS® Total Return Service Class
12/31/2024	9,976,823	2.90	to	13.46	25,735,220	2.30	0.30	to	2.80	7.14	to	4.52
12/31/2023	11,473,096	2.71	to	12.88	27,972,116	1.81	0.30	to	2.80	9.89	to	7.22
12/31/2022	12,855,978	2.46	to	12.01	28,899,652	1.47	0.30	to	2.80	(10.11)	to	(12.29)
12/31/2021	14,508,866	2.74	to	13.70	36,749,509	1.61	0.30	to	2.80	13.50	to	10.74
12/31/2020	17,604,415	2.42	to	12.37	39,804,937	2.06	0.30	to	2.80	9.19	to	6.53
NVIT Emerging Markets Class D Shares
12/31/2024	255	11.79	to	9.91	2,924	1.35	0.30	to	2.50	5.67	to	3.39
12/31/2023	260	11.16	to	9.58	2,828	1.42	0.30	to	2.50	3.49	to	1.28
12/31/2022	623	10.78	to	9.46	6,615	0.09	0.30	to	2.50	(25.22)	to	(26.82)
12/31/2021	1,346	14.42	to	12.93	19,211	0.98	0.30	to	2.50	(7.87)	to	(9.84)
12/31/2020	1,503	15.65	to	14.34	23,330	1.64	0.30	to	2.50	12.58	to	10.17

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

State Street Total Return V.I.S. Class 3 Shares
12/31/2024	10,812,910	$17.88	to	$12.70	$38,012,499	4.22%	0.40%	to	2.85%	10.61%	to	7.96%
12/31/2023	12,717,631	16.16	to	11.77	38,814,247	1.95	0.40	to	2.85	14.75	to	12.02
12/31/2022	14,405,589	14.09	to	10.50	38,543,371	0.38	0.40	to	2.85	(17.05)	to	(19.02)
12/31/2021	16,476,801	16.98	to	12.97	54,877,619	1.86	0.40	to	2.85	12.75	to	10.07
12/31/2020	18,412,322	15.06	to	11.79	50,152,621	1.67	0.40	to	2.85	5.71	to	3.20
TA 60/40 Allocation Service Class
12/31/2024	8,670,529	16.36	to	14.06	67,844,067	1.45	0.20	to	2.50	12.11	to	9.58
12/31/2023	9,646,407	14.59	to	12.83	66,957,043	1.31	0.20	to	2.50	15.72	to	13.13
12/31/2022	7,791,804	12.61	to	11.34	45,596,897	1.05	0.20	to	2.50	(13.97)	to	(15.90)
12/31/2021	7,268,881	14.66	to	13.49	52,314,019	0.89	0.20	to	2.50	13.06	to	10.53
12/31/2020	5,750,641	12.97	to	12.20	41,556,748	0.62	0.20	to	2.50	12.24	to	9.72
TA Aegon Bond Initial Class
12/31/2024	69,704,767	1.74	to	9.03	105,444,617	4.18	0.30	to	2.80	1.83	to	(0.66)
12/31/2023	71,069,764	1.71	to	9.09	107,006,368	0.93	0.30	to	2.80	6.13	to	3.56
12/31/2022	74,748,097	1.61	to	8.77	107,584,148	2.62	0.30	to	2.80	(15.09)	to	(17.15)
12/31/2021	83,873,456	1.89	to	10.59	143,870,348	1.54	0.30	to	2.80	(1.17)	to	(3.57)
12/31/2020	92,744,164	1.92	to	10.98	163,368,662	4.21	0.30	to	2.80	7.36	to	4.75
TA Aegon Bond Service Class
12/31/2024	152,375,845	10.91	to	8.96	397,794,476	3.91	0.20	to	2.65	1.67	to	(0.77)
12/31/2023	175,074,608	10.73	to	9.03	447,343,314	0.63	0.20	to	2.65	5.97	to	3.45
12/31/2022	200,050,355	10.13	to	8.73	480,120,989	2.33	0.20	to	2.65	(15.25)	to	(17.27)
12/31/2021	232,991,473	11.95	to	10.55	663,798,024	1.26	0.20	to	2.65	(1.27)	to	(3.62)
12/31/2020	257,532,168	12.10	to	10.94	723,436,012	4.02	0.20	to	2.65	7.19	to	4.63
TA Aegon Core Bond Service Class
12/31/2024	42,423,923	11.13	to	8.98	213,707,194	4.79	0.20	to	2.65	0.97	to	(1.45)
12/31/2023	46,606,096	11.03	to	9.11	228,615,006	2.24	0.20	to	2.65	5.57	to	3.06
12/31/2022	51,645,075	10.44	to	8.84	232,049,154	2.34	0.20	to	2.65	(13.17)	to	(15.24)
12/31/2021	59,035,305	12.03	to	10.43	305,664,647	2.37	0.20	to	2.65	(1.46)	to	(3.82)
12/31/2020	65,914,063	12.21	to	10.84	320,495,238	3.39	0.20	to	2.65	6.95	to	4.40
TA Aegon High Yield Bond Initial Class
12/31/2024	17,223,651	2.82	to	11.44	46,068,879	5.05	0.30	to	2.80	7.11	to	4.49
12/31/2023	18,257,942	2.63	to	10.94	45,902,229	4.55	0.30	to	2.80	10.78	to	8.09
12/31/2022	19,518,643	2.37	to	10.13	44,804,760	5.80	0.30	to	2.80	(11.39)	to	(13.54)
12/31/2021	22,080,227	2.68	to	11.71	57,983,166	5.25	0.30	to	2.80	6.03	to	3.45
12/31/2020	27,309,298	2.53	to	11.32	68,971,842	6.22	0.30	to	2.80	4.73	to	2.18
TA Aegon High Yield Bond Service Class
12/31/2024	16,442,169	15.25	to	11.33	108,305,980	4.67	0.20	to	2.65	6.93	to	4.36
12/31/2023	18,852,746	14.26	to	10.86	113,332,925	4.19	0.20	to	2.65	10.65	to	8.02
12/31/2022	21,416,206	12.89	to	10.05	111,804,855	5.41	0.20	to	2.65	(11.63)	to	(13.74)
12/31/2021	25,397,221	14.59	to	11.65	150,400,166	4.93	0.20	to	2.65	6.04	to	3.51
12/31/2020	28,101,036	13.76	to	11.26	150,070,593	5.99	0.20	to	2.65	4.47	to	1.98
TA Aegon Sustainable Equity Income Initial Class
12/31/2024	57,778,153	2.90	to	12.62	186,608,017	2.07	0.30	to	2.80	16.58	to	13.73
12/31/2023	64,615,663	2.48	to	11.10	180,433,120	2.18	0.30	to	2.80	5.96	to	3.39
12/31/2022	73,304,123	2.34	to	10.74	195,736,594	2.16	0.30	to	2.80	(11.89)	to	(14.03)
12/31/2021	81,614,682	2.66	to	12.49	249,624,211	2.13	0.30	to	2.80	22.06	to	19.09
12/31/2020	102,139,295	2.18	to	10.49	258,388,425	3.03	0.30	to	2.80	(7.63)	to	(9.88)
TA Aegon Sustainable Equity Income Service Class
12/31/2024	18,974,873	21.44	to	12.51	106,682,204	1.81	0.20	to	2.65	16.37	to	13.57
12/31/2023	22,043,089	18.42	to	11.02	104,927,601	1.89	0.20	to	2.65	5.79	to	3.28
12/31/2022	25,235,399	17.41	to	10.67	112,408,344	1.85	0.20	to	2.65	(12.02)	to	(14.11)
12/31/2021	28,772,083	19.79	to	12.42	148,018,510	1.87	0.20	to	2.65	21.88	to	18.97
12/31/2020	33,902,293	16.24	to	10.44	139,055,653	2.78	0.20	to	2.65	(7.77)	to	(9.98)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Aegon U.S. Government Securities Initial Class
12/31/2024	32,249,758	$1.49	to	$8.54	$44,934,386	3.64%	0.30%	to	2.80%	0.03%	to	(2.42	) %
12/31/2023	33,391,333	1.49	to	8.75	47,656,473	1.76	0.30	to	2.80	3.69	to	1.17
12/31/2022	34,781,353	1.44	to	8.65	49,287,955	1.06	0.30	to	2.80	(13.29)	to	(15.39)
12/31/2021	38,359,008	1.66	to	10.22	63,545,934	2.10	0.30	to	2.80	(2.68)	to	(5.05)
12/31/2020	45,759,323	1.71	to	10.76	80,808,215	1.70	0.30	to	2.80	8.65	to	6.01
TA Aegon U.S. Government Securities Service Class
12/31/2024	45,533,108	10.12	to	8.37	142,437,697	2.98	0.20	to	2.80	(0.04)	to	(2.58)
12/31/2023	60,628,418	10.12	to	8.60	205,897,859	1.39	0.20	to	2.80	3.48	to	0.87
12/31/2022	76,151,628	9.78	to	8.52	258,621,629	0.82	0.20	to	2.80	(13.47)	to	(15.65)
12/31/2021	61,071,608	11.30	to	10.10	193,536,432	1.59	0.20	to	2.80	(2.73)	to	(5.19)
12/31/2020	80,140,863	11.62	to	10.66	273,499,306	1.41	0.20	to	2.80	8.45	to	5.70
TA American Funds Managed Risk - Balanced Service Class
12/31/2024	53,133,659	16.77	to	13.25	804,396,471	1.57	0.20	to	2.50	14.14	to	11.56
12/31/2023	61,208,733	14.69	to	11.88	820,781,783	2.17	0.20	to	2.50	10.17	to	7.70
12/31/2022	67,478,151	13.33	to	11.03	830,364,161	1.50	0.20	to	2.50	(11.60)	to	(13.58)
12/31/2021	72,975,601	15.08	to	12.76	1,026,960,363	0.88	0.20	to	2.50	12.85	to	10.32
12/31/2020	77,819,858	13.37	to	11.57	981,034,010	1.21	0.20	to	2.50	4.08	to	1.75
TA BlackRock Government Money Market Initial Class
12/31/2024	98,556,242	1.25	to	9.32	105,097,637	4.94	0.30	to	2.80	4.72	to	2.16
12/31/2023	108,159,167	1.20	to	9.12	114,069,224	4.75	0.30	to	2.80	4.55	to	2.01
12/31/2022	110,925,053	1.14	to	8.94	114,067,668	1.44	0.30	to	2.80	1.10	to	(1.35)
12/31/2021	98,643,567	1.13	to	9.06	101,398,175	-	0.30	to	2.80	(0.29)	to	(2.72)
12/31/2020	119,708,543	1.13	to	9.32	125,991,289	0.23	0.30	to	2.80	(0.01)	to	(2.44)
TA BlackRock Government Money Market Service Class
12/31/2024	141,166,269	11.07	to	9.27	485,229,937	4.69	0.20	to	2.65	4.57	to	2.06
12/31/2023	180,173,519	10.59	to	9.08	581,963,174	4.56	0.20	to	2.65	4.45	to	1.97
12/31/2022	210,945,755	10.14	to	8.91	621,847,346	1.47	0.20	to	2.65	1.20	to	(1.21)
12/31/2021	172,118,709	10.02	to	9.02	503,096,558	-	0.20	to	2.65	(0.20)	to	(2.58)
12/31/2020	208,397,849	10.03	to	9.25	613,742,199	0.17	0.20	to	2.65	0.05	to	(2.34)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class
12/31/2024	57,912,716	13.94	to	10.94	184,120,243	2.21	0.20	to	2.65	6.26	to	3.71
12/31/2023	68,586,058	13.12	to	10.55	204,995,116	1.46	0.20	to	2.65	9.74	to	7.13
12/31/2022	80,502,058	11.95	to	9.85	217,092,082	1.27	0.20	to	2.65	(15.46)	to	(17.47)
12/31/2021	91,220,744	14.14	to	11.93	295,146,037	1.07	0.20	to	2.65	5.53	to	3.01
12/31/2020	103,190,427	13.40	to	11.58	316,114,002	1.95	0.20	to	2.65	6.44	to	3.90
TA BlackRock iShares Active Asset Allocation - Moderate Service Class
12/31/2024	177,251,352	14.55	to	11.41	820,669,613	1.81	0.20	to	2.65	8.84	to	6.23
12/31/2023	204,356,201	13.37	to	10.74	869,676,856	1.48	0.20	to	2.65	13.14	to	10.45
12/31/2022	229,368,862	11.82	to	9.72	854,204,011	1.30	0.20	to	2.65	(17.30)	to	(19.27)
12/31/2021	258,985,643	14.29	to	12.05	1,170,053,110	0.87	0.20	to	2.65	8.11	to	5.53
12/31/2020	295,442,216	13.22	to	11.41	1,234,609,288	1.88	0.20	to	2.65	3.04	to	0.58
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
12/31/2024	81,093,691	14.86	to	11.59	291,140,268	1.55	0.20	to	2.65	12.28	to	9.59
12/31/2023	94,540,924	13.24	to	10.58	305,012,048	1.38	0.20	to	2.65	17.39	to	14.59
12/31/2022	105,711,572	11.28	to	9.23	291,832,011	1.27	0.20	to	2.65	(18.48)	to	(20.42)
12/31/2021	124,534,990	13.83	to	11.60	415,067,378	0.53	0.20	to	2.65	7.41	to	4.84
12/31/2020	143,686,052	12.88	to	11.06	443,165,826	1.81	0.20	to	2.65	(2.27)	to	(4.61)
TA BlackRock iShares Dynamic Allocation - Balanced Service Class
12/31/2024	100,335,645	14.73	to	1.15	623,234,628	1.94	0.20	to	2.50	8.53	to	6.05
12/31/2023	118,403,453	13.57	to	1.09	674,821,416	1.39	0.20	to	2.50	12.43	to	9.89
12/31/2022	137,331,317	12.07	to	0.99	695,481,133	1.14	0.20	to	2.50	(16.06)	to	(17.96)
12/31/2021	152,615,380	14.38	to	1.20	935,484,103	0.56	0.20	to	2.50	8.95	to	6.47
12/31/2020	171,546,896	13.20	to	1.13	964,405,620	1.66	0.20	to	2.50	(0.75)	to	(3.00)

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class
12/31/2024	46,390,434	$16.84	to	$1.40	$285,252,296	1.61%	0.20%	to	2.50%	12.29%	to	9.72%
12/31/2023	54,614,693	15.00	to	1.28	302,181,696	1.28	0.20	to	2.50	17.04	to	14.39
12/31/2022	60,523,858	12.81	to	1.12	293,945,929	1.12	0.20	to	2.50	(17.08)	to	(18.97)
12/31/2021	68,867,990	15.45	to	1.38	405,229,493	0.28	0.20	to	2.50	14.18	to	11.58
12/31/2020	78,541,890	13.53	to	1.23	401,118,370	1.60	0.20	to	2.50	(2.36)	to	(4.58)
TA BlackRock iShares Edge 100 Service Class
12/31/2024	3,408,478	21.77	to	16.35	68,296,305	1.38	0.20	to	2.50	14.76	to	12.17
12/31/2023	3,467,968	18.97	to	14.58	61,143,111	1.93	0.20	to	2.50	14.25	to	11.69
12/31/2022	3,599,875	16.60	to	13.05	56,132,454	1.22	0.20	to	2.50	(15.92)	to	(17.81)
12/31/2021	3,811,159	19.75	to	15.88	71,242,476	0.94	0.20	to	2.50	18.12	to	15.47
12/31/2020	3,753,435	16.72	to	13.75	59,978,989	1.67	0.20	to	2.50	9.66	to	7.20
TA BlackRock iShares Edge 40 Initial Class
12/31/2024	7,082,352	2.04	to	11.35	13,988,477	2.70	0.30	to	2.80	6.39	to	3.79
12/31/2023	7,868,866	1.91	to	10.93	14,792,197	2.28	0.30	to	2.80	9.12	to	6.48
12/31/2022	8,499,495	1.75	to	10.27	14,849,485	1.88	0.30	to	2.80	(14.50)	to	(16.57)
12/31/2021	9,030,676	2.05	to	12.31	18,704,737	1.78	0.30	to	2.80	5.77	to	3.20
12/31/2020	10,377,146	1.94	to	11.93	20,577,421	2.47	0.30	to	2.80	9.32	to	6.66
TA BlackRock iShares Edge 40 Service Class
12/31/2024	55,692,609	14.71	to	11.26	171,911,956	2.43	0.20	to	2.65	6.26	to	3.71
12/31/2023	65,038,595	13.84	to	10.86	190,887,402	1.99	0.20	to	2.65	8.85	to	6.26
12/31/2022	76,741,941	12.72	to	10.22	202,646,475	1.56	0.20	to	2.65	(14.61)	to	(16.64)
12/31/2021	90,734,264	14.89	to	12.26	278,799,836	1.52	0.20	to	2.65	5.56	to	3.04
12/31/2020	102,613,543	14.11	to	11.89	294,458,872	2.21	0.20	to	2.65	9.23	to	6.63
TA BlackRock iShares Edge 50 Service Class
12/31/2024	26,567,256	15.36	to	12.21	375,739,965	2.14	0.20	to	2.50	7.58	to	5.15
12/31/2023	30,068,075	14.28	to	11.61	399,153,677	1.73	0.20	to	2.50	9.57	to	7.12
12/31/2022	32,927,778	13.03	to	10.84	402,867,449	1.31	0.20	to	2.50	(14.65)	to	(16.57)
12/31/2021	34,207,740	15.27	to	12.99	495,078,284	1.13	0.20	to	2.50	7.53	to	5.11
12/31/2020	33,008,160	14.20	to	12.36	448,423,739	1.27	0.20	to	2.50	9.50	to	7.05
TA BlackRock iShares Edge 75 Service Class
12/31/2024	7,882,702	18.26	to	14.21	131,536,137	1.86	0.20	to	2.50	11.17	to	8.66
12/31/2023	8,896,991	16.42	to	13.08	134,912,823	1.77	0.20	to	2.50	11.87	to	9.36
12/31/2022	10,313,033	14.68	to	11.96	141,227,812	1.34	0.20	to	2.50	(15.23)	to	(17.13)
12/31/2021	11,154,353	17.32	to	14.43	182,158,515	1.06	0.20	to	2.50	12.71	to	10.18
12/31/2020	11,324,666	15.36	to	13.10	165,771,162	1.38	0.20	to	2.50	10.04	to	7.57
TA BlackRock iShares Tactical - Balanced Service Class
12/31/2024	69,347,535	15.78	to	11.33	300,918,251	3.56	0.20	to	2.65	8.47	to	5.87
12/31/2023	82,260,254	14.55	to	10.70	333,250,811	1.04	0.20	to	2.65	10.43	to	7.81
12/31/2022	92,944,316	13.17	to	9.93	345,342,124	0.55	0.20	to	2.65	(19.81)	to	(21.73)
12/31/2021	105,269,645	16.43	to	12.68	489,372,576	-	0.20	to	2.65	6.18	to	3.64
12/31/2020	121,270,158	15.47	to	12.24	534,011,851	3.24	0.20	to	2.65	8.64	to	6.05
TA BlackRock iShares Tactical - Conservative Service Class
12/31/2024	30,147,652	14.75	to	10.77	142,269,844	3.58	0.20	to	2.65	6.00	to	3.46
12/31/2023	35,910,998	13.92	to	10.41	161,481,375	1.22	0.20	to	2.65	7.02	to	4.47
12/31/2022	41,071,795	13.00	to	9.97	171,599,206	1.06	0.20	to	2.65	(17.46)	to	(19.42)
12/31/2021	47,693,615	15.75	to	12.37	238,609,962	1.01	0.20	to	2.65	4.00	to	1.52
12/31/2020	58,483,928	15.15	to	12.19	279,544,029	1.41	0.20	to	2.65	9.67	to	7.06
TA BlackRock iShares Tactical - Growth Service Class
12/31/2024	32,832,220	18.20	to	12.94	202,156,807	3.57	0.20	to	2.65	11.43	to	8.76
12/31/2023	38,954,245	16.33	to	11.90	216,586,241	0.87	0.20	to	2.65	13.71	to	11.01
12/31/2022	44,175,615	14.36	to	10.72	219,792,873	-	0.20	to	2.65	(18.19)	to	(20.14)
12/31/2021	52,380,478	17.56	to	13.42	316,811,089	-	0.20	to	2.65	8.99	to	6.39
12/31/2020	59,622,417	16.11	to	12.62	340,652,909	3.91	0.20	to	2.65	8.87	to	6.28

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA BlackRock Real Estate Securities Initial Class
12/31/2024		7,858,107	$2.08	to	$10.56	$22,139,318	2.17%	0.30%	to	2.80%	0.95%	to	(1.52	) %
12/31/2023		8,434,560	2.07	to	10.73	23,618,963	5.92	0.30	to	2.80	12.99	to	10.25
12/31/2022		9,219,510	1.83	to	9.73	23,221,304	3.36	0.30	to	2.80	(28.40)	to	(30.15)
12/31/2021		10,592,715	2.55	to	13.93	37,581,657	2.57	0.30	to	2.80	25.85	to	22.79
12/31/2020		12,874,971	2.03	to	11.34	36,532,221	12.31	0.30	to	2.80	(0.61)	to	(3.03)
TA BlackRock Real Estate Securities Service Class
12/31/2024		13,623,482	12.68	to	10.49	60,493,118	1.76	0.20	to	2.65	0.82	to	(1.60)
12/31/2023		15,474,501	12.57	to	10.66	65,908,004	5.28	0.20	to	2.65	12.92	to	10.23
12/31/2022		17,147,274	11.13	to	9.67	63,353,865	2.90	0.20	to	2.65	(28.53)	to	(30.23)
12/31/2021		18,935,860	15.58	to	13.87	96,045,926	2.14	0.20	to	2.65	25.60	to	22.60
12/31/2020		21,638,728	12.40	to	11.31	81,766,874	11.61	0.20	to	2.65	(0.71)	to	(3.08)
TA BlackRock Tactical Allocation Service Class
12/31/2024		171,852,939	18.74	to	13.21	752,586,021	1.50	0.20	to	2.80	12.26	to	9.40
12/31/2023		205,309,701	16.69	to	12.07	821,349,625	2.45	0.20	to	2.80	14.65	to	11.76
12/31/2022		235,861,929	14.56	to	10.80	838,532,604	3.63	0.20	to	2.80	(16.38)	to	(18.49)
12/31/2021		270,119,713	17.41	to	13.25	1,153,148,970	2.45	0.20	to	2.80	7.42	to	4.70
12/31/2020		312,039,360	16.21	to	12.65	1,242,098,550	1.73	0.20	to	2.80	12.96	to	10.11
TA Goldman Sachs 70/30 Service Class
12/31/2024		427,176	15.37	to	14.13	6,273,648	1.26	0.20	to	2.00	11.93	to	9.92
12/31/2023		308,297	13.73	to	12.85	4,086,431	1.58	0.20	to	2.00	16.02	to	13.95
12/31/2022		194,145	11.83	to	11.28	2,239,896	1.96	0.20	to	2.00	(17.27)	to	(18.74)
12/31/2021		129,421	14.30	to	13.88	1,822,679	1.07	0.20	to	2.00	12.86	to	10.85
12/31/2020	(1)	1,613	12.67	to	12.52	20,311	-	0.20	to	2.00	-	to	-
TA Goldman Sachs Managed Risk - Balanced ETF Service Class
12/31/2024		597,355,411	16.48	to	12.09	3,487,626,489	2.18	0.20	to	2.80	8.85	to	6.09
12/31/2023		705,336,234	15.14	to	11.40	3,804,945,152	1.47	0.20	to	2.80	12.97	to	10.12
12/31/2022		807,220,285	13.40	to	10.35	3,853,036,450	1.49	0.20	to	2.80	(14.43)	to	(16.60)
12/31/2021		911,778,849	15.67	to	12.41	5,086,400,083	1.13	0.20	to	2.80	9.14	to	6.38
12/31/2020		1,041,702,384	14.35	to	11.66	5,277,027,156	2.08	0.20	to	2.80	3.98	to	1.35
TA Goldman Sachs Managed Risk - Conservative ETF Service Class
12/31/2024		104,615,436	14.65	to	10.81	371,166,097	2.43	0.20	to	2.80	6.48	to	3.77
12/31/2023		123,760,034	13.76	to	10.42	417,072,948	1.76	0.20	to	2.80	10.37	to	7.59
12/31/2022		142,276,449	12.47	to	9.68	437,958,614	1.60	0.20	to	2.80	(12.00)	to	(14.23)
12/31/2021		163,346,521	14.17	to	11.29	576,424,580	1.56	0.20	to	2.80	2.55	to	(0.04)
12/31/2020		187,422,476	13.81	to	11.29	632,851,059	2.21	0.20	to	2.80	4.70	to	2.05
TA Goldman Sachs Managed Risk - Growth ETF Service Class
12/31/2024		364,337,317	20.00	to	14.18	1,609,880,856	1.79	0.20	to	2.80	13.00	to	10.13
12/31/2023		431,747,039	17.70	to	12.88	1,719,739,409	1.43	0.20	to	2.80	17.44	to	14.48
12/31/2022		492,920,874	15.07	to	11.25	1,689,317,039	1.40	0.20	to	2.80	(14.69)	to	(16.84)
12/31/2021		554,160,883	17.67	to	13.53	2,218,534,421	0.88	0.20	to	2.80	13.82	to	10.94
12/31/2020		645,059,731	15.52	to	12.20	2,266,031,114	2.06	0.20	to	2.80	4.01	to	1.38
TA Great Lakes Advisors Large Cap Value Service Class
12/31/2024		6,280,483	16.54	to	14.21	63,642,529	0.89	0.20	to	2.50	16.59	to	13.96
12/31/2023		6,230,632	14.19	to	12.47	53,852,977	0.88	0.20	to	2.50	12.56	to	10.04
12/31/2022		7,406,148	12.60	to	11.34	51,430,920	0.29	0.20	to	2.50	(7.57)	to	(9.64)
12/31/2021		5,761,773	13.63	to	12.54	43,772,055	0.77	0.20	to	2.50	30.30	to	27.38
12/31/2020		3,305,330	10.46	to	9.85	23,639,749	0.69	0.20	to	2.50	(0.80)	to	(3.03)
TA International Focus Initial Class
12/31/2024		27,360,881	2.50	to	12.84	53,654,072	2.30	0.30	to	2.80	(1.35)	to	(3.76)
12/31/2023		29,055,745	2.54	to	13.34	58,522,612	1.99	0.30	to	2.80	12.20	to	9.48
12/31/2022		31,212,746	2.26	to	12.19	56,973,368	2.97	0.30	to	2.80	(20.28)	to	(22.22)
12/31/2021		34,020,753	2.83	to	15.67	78,746,427	1.24	0.30	to	2.80	10.49	to	7.80
12/31/2020		41,664,394	2.57	to	14.54	87,876,379	2.26	0.30	to	2.80	20.54	to	17.60

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA International Focus Service Class
12/31/2024	12,151,674	$15.72	to	$12.72	$80,928,770	2.11%	0.20%	to	2.65%	(1.52	) %	to	(3.89	) %
12/31/2023	13,632,374	15.96	to	13.24	87,960,039	1.75	0.20	to	2.65	12.05		to	9.38
12/31/2022	15,318,384	14.25	to	12.10	88,745,241	2.75	0.20	to	2.65	(20.45)		to	(22.35)
12/31/2021	16,691,452	17.91	to	15.59	123,852,336	1.04	0.20	to	2.65	10.41		to	7.77
12/31/2020	17,982,050	16.22	to	14.46	115,207,635	2.09	0.20	to	2.65	20.34		to	17.47
TA Janus Balanced Service Class
12/31/2024	99,246,021	24.84	to	16.60	792,567,560	1.69	0.20	to	2.65	14.62		to	11.87
12/31/2023	118,324,209	21.67	to	14.83	829,945,620	1.13	0.20	to	2.65	14.79		to	12.05
12/31/2022	132,159,399	18.88	to	13.24	820,625,445	0.83	0.20	to	2.65	(16.93)		to	(18.91)
12/31/2021	153,039,404	22.73	to	16.33	1,132,349,414	1.12	0.20	to	2.65	15.21		to	12.46
12/31/2020	171,067,789	19.73	to	14.52	1,085,023,467	1.51	0.20	to	2.65	14.08		to	11.36
TA Janus Mid-Cap Growth Initial Class
12/31/2024	19,769,469	5.41	to	21.44	64,485,861	0.13	0.30	to	2.80	14.04		to	11.25
12/31/2023	22,651,450	4.74	to	19.27	65,869,315	-	0.30	to	2.80	16.69		to	13.87
12/31/2022	24,063,853	4.06	to	16.92	60,568,907	-	0.30	to	2.80	(16.96)		to	(18.98)
12/31/2021	26,868,733	4.89	to	20.89	82,603,363	0.27	0.30	to	2.80	16.95		to	14.10
12/31/2020	34,258,222	4.18	to	18.31	90,938,573	0.23	0.30	to	2.80	18.85		to	15.96
TA Janus Mid-Cap Growth Service Class
12/31/2024	12,728,662	29.09	to	21.26	186,713,294	-	0.20	to	2.65	13.84		to	11.11
12/31/2023	14,077,641	25.55	to	19.14	174,973,421	-	0.20	to	2.65	16.57		to	13.80
12/31/2022	15,395,879	21.92	to	16.82	157,131,166	-	0.20	to	2.65	(17.10)		to	(19.08)
12/31/2021	17,742,369	26.44	to	20.78	217,859,738	0.10	0.20	to	2.65	16.76		to	13.97
12/31/2020	19,613,738	22.65	to	18.23	195,280,987	0.04	0.20	to	2.65	18.69		to	15.86
TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2024	52,016,413	2.12	to	11.19	102,549,467	2.02	0.30	to	2.80	5.40		to	2.82
12/31/2023	56,487,638	2.01	to	10.88	106,961,227	2.29	0.30	to	2.80	6.73		to	4.14
12/31/2022	61,620,368	1.89	to	10.45	110,777,412	5.55	0.30	to	2.80	(15.61)		to	(17.66)
12/31/2021	68,625,564	2.24	to	12.69	148,147,123	2.49	0.30	to	2.80	5.58		to	3.02
12/31/2020	80,924,720	2.12	to	12.32	167,552,183	2.52	0.30	to	2.80	11.14		to	8.44
TA JPMorgan Asset Allocation - Conservative Service Class
12/31/2024	163,052,356	14.57	to	11.10	545,526,815	1.76	0.20	to	2.65	5.31		to	2.78
12/31/2023	191,784,502	13.84	to	10.80	613,717,801	1.97	0.20	to	2.65	6.62		to	4.08
12/31/2022	224,397,985	12.98	to	10.37	674,855,947	5.30	0.20	to	2.65	(15.77)		to	(17.78)
12/31/2021	261,747,697	15.41	to	12.62	927,848,971	2.18	0.20	to	2.65	5.42		to	2.90
12/31/2020	297,142,588	14.62	to	12.26	986,050,891	2.27	0.20	to	2.65	11.02		to	8.38
TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2024	67,361,747	3.64	to	18.17	239,653,946	1.33	0.30	to	2.80	16.02		to	13.19
12/31/2023	72,743,188	3.14	to	16.05	225,809,768	1.72	0.30	to	2.80	19.98		to	17.07
12/31/2022	77,321,212	2.62	to	13.71	202,466,102	5.94	0.30	to	2.80	(22.80)		to	(24.67)
12/31/2021	84,810,742	3.39	to	18.21	291,759,374	1.69	0.30	to	2.80	19.28		to	16.38
12/31/2020	108,290,844	2.84	to	15.64	315,946,230	1.71	0.30	to	2.80	24.37		to	21.34
TA JPMorgan Asset Allocation - Growth Service Class
12/31/2024	32,519,299	26.69	to	18.02	231,556,982	1.13	0.20	to	2.65	15.86		to	13.08
12/31/2023	35,529,741	23.04	to	15.94	217,776,216	1.49	0.20	to	2.65	19.76		to	16.92
12/31/2022	39,068,035	19.24	to	13.63	198,045,724	5.78	0.20	to	2.65	(22.89)		to	(24.73)
12/31/2021	43,761,584	24.95	to	18.11	277,338,674	1.48	0.20	to	2.65	19.11		to	16.27
12/31/2020	49,937,665	20.95	to	15.58	256,180,984	1.49	0.20	to	2.65	24.11		to	21.15
TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2024	106,094,265	2.50	to	12.51	247,279,731	1.59	0.30	to	2.80	7.70		to	5.06
12/31/2023	114,464,373	2.32	to	11.91	251,588,954	2.09	0.30	to	2.80	8.78		to	6.14
12/31/2022	122,274,778	2.14	to	11.22	250,311,461	5.23	0.30	to	2.80	(16.33)		to	(18.36)
12/31/2021	136,563,569	2.55	to	13.74	338,721,084	1.91	0.30	to	2.80	8.85		to	6.21
12/31/2020	167,334,087	2.34	to	12.94	386,197,515	2.19	0.30	to	2.80	12.27		to	9.54

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA JPMorgan Asset Allocation - Moderate Service Class
12/31/2024	762,220,255	$16.86	to	$12.41	$4,113,122,303	1.34%	0.20%	to	2.65%	7.48%	to	4.90%
12/31/2023	890,382,625	15.69	to	11.83	4,423,308,426	1.83	0.20	to	2.65	8.64	to	6.05
12/31/2022	1,012,694,240	14.44	to	11.15	4,582,904,477	5.06	0.20	to	2.65	(16.42)	to	(18.41)
12/31/2021	1,144,562,296	17.27	to	13.67	6,100,877,248	1.70	0.20	to	2.65	8.71	to	6.12
12/31/2020	1,281,493,795	15.89	to	12.88	6,149,536,745	2.01	0.20	to	2.65	12.05	to	9.38
TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2024	128,370,190	2.91	to	14.40	358,547,219	1.21	0.30	to	2.80	10.71	to	8.01
12/31/2023	143,190,859	2.63	to	13.33	366,205,798	1.97	0.30	to	2.80	11.88	to	9.17
12/31/2022	156,859,849	2.35	to	12.21	362,843,518	5.31	0.30	to	2.80	(17.60)	to	(19.60)
12/31/2021	171,255,655	2.85	to	15.19	487,440,782	2.18	0.30	to	2.80	13.61	to	10.84
12/31/2020	207,605,776	2.51	to	13.71	526,342,752	2.04	0.30	to	2.80	14.72	to	11.93
TA JPMorgan Asset Allocation - Moderate Growth Service Class
12/31/2024	535,520,369	20.28	to	14.28	2,128,713,066	0.96	0.20	to	2.65	10.48	to	7.83
12/31/2023	628,743,570	18.36	to	13.24	2,308,388,180	1.72	0.20	to	2.65	11.71	to	9.05
12/31/2022	725,895,241	16.43	to	12.14	2,406,528,834	5.11	0.20	to	2.65	(17.69)	to	(19.65)
12/31/2021	822,991,778	19.96	to	15.11	3,313,249,689	1.94	0.20	to	2.65	13.48	to	10.77
12/31/2020	946,199,278	17.59	to	13.64	3,336,796,672	1.81	0.20	to	2.65	14.44	to	11.70
TA JPMorgan Enhanced Index Initial Class
12/31/2024	25,602,460	6.42	to	23.92	154,998,247	0.66	0.30	to	2.80	23.86	to	20.83
12/31/2023	27,270,068	5.19	to	19.79	136,224,374	0.81	0.30	to	2.80	27.28	to	24.20
12/31/2022	28,882,906	4.07	to	15.94	114,567,030	0.67	0.30	to	2.80	(18.59)	to	(20.57)
12/31/2021	30,932,676	5.00	to	20.07	152,720,740	0.78	0.30	to	2.80	29.73	to	26.58
12/31/2020	37,329,408	3.86	to	15.85	143,094,946	1.44	0.30	to	2.80	19.81	to	16.89
TA JPMorgan Enhanced Index Service Class
12/31/2024	5,997,092	42.18	to	23.72	139,419,849	0.47	0.20	to	2.65	23.65	to	20.69
12/31/2023	6,399,004	34.11	to	19.65	113,074,541	0.60	0.20	to	2.65	27.14	to	24.11
12/31/2022	6,768,853	26.83	to	15.83	90,422,301	0.40	0.20	to	2.65	(18.71)	to	(20.65)
12/31/2021	7,586,839	33.01	to	19.95	120,395,636	0.59	0.20	to	2.65	29.53	to	26.44
12/31/2020	8,456,169	25.48	to	15.78	98,536,608	1.30	0.20	to	2.65	19.62	to	16.77
TA JPMorgan International Moderate Growth Initial Class
12/31/2024	68,935	1.68	to	11.91	112,599	2.43	0.30	to	2.50	1.73	to	(0.47)
12/31/2023	67,831	1.65	to	11.97	109,080	1.63	0.30	to	2.50	8.84	to	6.51
12/31/2022	68,775	1.52	to	11.24	101,768	5.18	0.30	to	2.50	(17.53)	to	(19.30)
12/31/2021	68,180	1.84	to	13.92	122,510	1.52	0.30	to	2.50	8.92	to	6.59
12/31/2020	69,069	1.69	to	13.06	114,111	2.77	0.30	to	2.50	14.55	to	12.10
TA JPMorgan International Moderate Growth Service Class
12/31/2024	130,009,345	14.60	to	11.55	304,809,793	2.09	0.20	to	2.80	1.69	to	(0.90)
12/31/2023	150,392,538	14.35	to	11.66	353,188,989	1.33	0.20	to	2.80	8.48	to	5.75
12/31/2022	173,451,373	13.23	to	11.02	377,974,105	4.74	0.20	to	2.80	(17.59)	to	(19.67)
12/31/2021	197,465,613	16.05	to	13.72	526,796,115	1.29	0.20	to	2.80	8.79	to	6.04
12/31/2020	229,071,491	14.76	to	12.94	556,823,864	2.48	0.20	to	2.80	14.31	to	11.42
TA JPMorgan Tactical Allocation Service Class
12/31/2024	142,141,496	14.40	to	10.74	806,124,158	2.32	0.20	to	2.65	3.87	to	1.38
12/31/2023	166,578,106	13.86	to	10.59	905,816,088	1.52	0.20	to	2.65	8.35	to	5.77
12/31/2022	189,154,578	12.79	to	10.02	943,736,725	1.52	0.20	to	2.65	(15.20)	to	(17.22)
12/31/2021	213,240,216	15.08	to	12.10	1,248,715,111	1.51	0.20	to	2.65	4.42	to	1.93
12/31/2020	235,740,816	14.45	to	11.87	1,300,566,780	2.07	0.20	to	2.65	11.88	to	9.21
TA Madison Diversified Income Service Class
12/31/2024	22,820,095	15.40	to	11.32	108,108,472	2.49	0.20	to	2.50	3.26	to	0.93
12/31/2023	26,990,453	14.91	to	11.22	123,863,084	1.97	0.20	to	2.50	3.76	to	1.44
12/31/2022	32,160,966	14.37	to	11.06	137,324,787	1.64	0.20	to	2.50	(10.56)	to	(12.57)
12/31/2021	35,589,407	16.07	to	12.65	169,105,407	1.50	0.20	to	2.50	7.65	to	5.24
12/31/2020	43,896,416	14.93	to	12.02	203,382,380	1.60	0.20	to	2.50	7.74	to	5.32

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

		At December 31					For the Year Ended December 31
Subaccount		Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA Market Participation Strategy Service Class
12/31/2024		39,853,535	$22.13	to	$15.54	$283,247,749	1.50%	0.20%	to	2.50%	14.70%	to	12.12%
12/31/2023		47,725,398	19.29	to	13.86	301,574,446	0.40	0.20	to	2.50	11.33	to	8.84
12/31/2022		53,929,847	17.33	to	12.74	312,480,977	0.03	0.20	to	2.50	(15.47)	to	(17.37)
12/31/2021		61,507,455	20.50	to	15.41	426,246,408	0.49	0.20	to	2.50	14.22	to	11.66
12/31/2020		68,928,666	17.95	to	13.80	431,503,440	1.00	0.20	to	2.50	20.09	to	17.39
TA Morgan Stanley Global Allocation Service Class
12/31/2024		196,913,083	17.36	to	12.77	688,403,416	4.55	0.20	to	2.65	6.65	to	4.09
12/31/2023		232,865,808	16.28	to	12.27	774,704,522	-	0.20	to	2.65	13.46	to	10.76
12/31/2022		270,061,762	14.35	to	11.08	801,306,383	0.08	0.20	to	2.65	(17.93)	to	(19.88)
12/31/2021		308,465,105	17.48	to	13.83	1,114,949,967	0.48	0.20	to	2.65	7.96	to	5.39
12/31/2020		356,384,317	16.20	to	13.12	1,183,113,160	0.93	0.20	to	2.65	18.10	to	15.28
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class
12/31/2024		17,082,652	12.23	to	10.37	188,168,206	-	0.20	to	2.50	4.85	to	2.48
12/31/2023		19,582,608	11.66	to	10.12	207,865,302	18.86	0.20	to	2.50	8.79	to	6.35
12/31/2022		21,608,676	10.72	to	9.52	213,130,058	15.04	0.20	to	2.50	(16.39)	to	(18.27)
12/31/2021		23,764,763	12.82	to	11.64	283,342,932	5.17	0.20	to	2.50	6.96	to	4.57
12/31/2020		25,059,564	11.99	to	11.13	282,434,050	1.28	0.20	to	2.50	6.28	to	3.89
TA MSCI EAFE Index Service Class
12/31/2024		5,763,966	13.98	to	11.75	74,533,906	2.41	0.35	to	2.65	2.79	to	0.47
12/31/2023		4,983,030	13.60	to	11.69	63,337,424	2.32	0.35	to	2.65	17.05	to	14.43
12/31/2022		4,899,054	11.62	to	10.22	53,843,555	2.93	0.35	to	2.65	(14.75)	to	(16.65)
12/31/2021		4,875,589	13.63	to	12.26	63,434,579	1.48	0.35	to	2.65	10.56	to	8.09
12/31/2020		4,491,101	12.33	to	11.34	53,386,659	1.68	0.35	to	2.65	7.44	to	5.03
TA Multi-Managed Balanced Initial Class
12/31/2024		22,540,752	4.38	to	16.55	92,302,196	1.94	0.30	to	2.80	14.59	to	11.79
12/31/2023		24,814,436	3.82	to	14.81	89,828,718	1.61	0.30	to	2.80	18.37	to	15.50
12/31/2022		25,346,787	3.23	to	12.82	78,313,346	1.17	0.30	to	2.80	(16.53)	to	(18.56)
12/31/2021		27,725,298	3.87	to	15.74	103,782,711	1.15	0.30	to	2.80	16.69	to	13.85
12/31/2020		33,936,657	3.32	to	13.82	110,614,671	1.61	0.30	to	2.80	15.55	to	12.74
TA Multi-Managed Balanced Service Class
12/31/2024		100,284,431	25.67	to	16.42	966,147,178	1.69	0.20	to	2.65	14.41	to	11.67
12/31/2023		120,743,587	22.44	to	14.70	1,057,526,501	1.33	0.20	to	2.65	18.20	to	15.39
12/31/2022		140,779,682	18.98	to	12.74	1,047,886,498	0.91	0.20	to	2.65	(16.66)	to	(18.64)
12/31/2021		157,878,316	22.77	to	15.66	1,423,573,591	0.95	0.20	to	2.65	16.56	to	13.78
12/31/2020		174,556,480	19.54	to	13.76	1,344,853,751	1.37	0.20	to	2.65	15.37	to	12.62
TA PineBridge Inflation Opportunities Service Class
12/31/2024		37,141,634	10.79	to	9.73	90,617,551	3.32	0.20	to	2.65	1.62	to	(0.82)
12/31/2023		45,699,541	10.62	to	9.81	112,871,493	5.27	0.20	to	2.65	5.23	to	2.73
12/31/2022		53,228,378	10.09	to	9.55	131,701,424	3.75	0.20	to	2.65	(10.73)	to	(12.86)
12/31/2021		58,881,898	11.31	to	10.96	150,647,481	1.17	0.20	to	2.65	3.65	to	1.18
12/31/2020		61,183,192	10.91	to	10.83	146,174,577	1.53	0.20	to	2.65	8.48	to	5.89
TA ProFunds UltraBear Service Class (OAM)
12/31/2024		51,083,774	9.32	to	9.27	10,252,417	2.57	0.45	to	2.00	-	to	-
TA S&P 500 Index Initial Class
12/31/2024		883,218	14.72	to	13.84	12,966,233	1.06	0.17	to	2.50	24.61	to	21.76
12/31/2023		146,427	11.81	to	11.37	1,726,833	1.05	0.17	to	2.50	25.88	to	23.02
12/31/2022	(1)	66,738	9.38	to	9.24	625,896	1.24	0.17	to	2.50	-	to	-

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA S&P 500 Index Service Class
12/31/2024	29,566,724	$26.46	to	$22.24	$723,485,984	0.78%	0.35%	to	2.65%	24.11%	to	21.31%
12/31/2023	24,637,916	21.32	to	18.33	490,582,631	0.97	0.35	to	2.65	25.30	to	22.50
12/31/2022	22,165,992	17.02	to	14.96	356,036,035	0.95	0.35	to	2.65	(18.72)	to	(20.54)
12/31/2021	22,144,759	20.94	to	18.83	442,108,663	0.82	0.35	to	2.65	27.69	to	24.83
12/31/2020	18,652,397	16.40	to	15.09	294,668,211	0.73	0.35	to	2.65	17.56	to	14.93
TA Small/Mid Cap Value Initial Class
12/31/2024	9,419,247	4.39	to	15.13	84,655,470	0.93	0.30	to	2.80	8.53	to	5.88
12/31/2023	10,492,387	4.05	to	14.29	88,584,896	1.05	0.30	to	2.80	12.06	to	9.34
12/31/2022	11,601,332	3.61	to	13.07	88,179,355	0.59	0.30	to	2.80	(8.58)	to	(10.80)
12/31/2021	13,197,822	3.95	to	14.65	109,376,817	0.65	0.30	to	2.80	27.74	to	24.64
12/31/2020	16,289,774	3.09	to	11.76	105,260,571	1.19	0.30	to	2.80	3.73	to	1.21
TA Small/Mid Cap Value Service Class
12/31/2024	15,781,524	27.05	to	15.00	180,829,221	0.75	0.20	to	2.65	8.34	to	5.75
12/31/2023	17,657,069	24.97	to	14.19	177,182,928	0.83	0.20	to	2.65	11.93	to	9.26
12/31/2022	19,264,915	22.31	to	12.98	166,821,675	0.33	0.20	to	2.65	(8.71)	to	(10.89)
12/31/2021	21,985,473	24.44	to	14.57	206,377,951	0.50	0.20	to	2.65	27.56	to	24.52
12/31/2020	24,053,506	19.16	to	11.70	165,772,343	1.02	0.20	to	2.65	3.53	to	1.06
TA T. Rowe Price Small Cap Initial Class
12/31/2024	22,276,514	5.99	to	17.44	103,423,099	-	0.30	to	2.80	12.44	to	9.69
12/31/2023	25,171,218	5.32	to	15.90	104,976,029	-	0.30	to	2.80	20.84	to	17.91
12/31/2022	26,666,444	4.41	to	13.49	93,280,357	-	0.30	to	2.80	(22.62)	to	(24.50)
12/31/2021	29,162,918	5.69	to	17.86	134,105,176	-	0.30	to	2.80	11.04	to	8.34
12/31/2020	35,663,295	5.13	to	16.49	148,895,580	-	0.30	to	2.80	23.19	to	20.20
TA T. Rowe Price Small Cap Service Class
12/31/2024	20,222,145	32.20	to	17.31	348,760,461	-	0.20	to	2.65	12.38	to	9.69
12/31/2023	22,191,634	28.65	to	15.78	329,615,518	-	0.20	to	2.65	20.64	to	17.77
12/31/2022	24,202,320	23.75	to	13.40	290,913,475	-	0.20	to	2.65	(22.75)	to	(24.60)
12/31/2021	26,971,176	30.75	to	17.77	416,959,652	-	0.20	to	2.65	10.86	to	8.21
12/31/2020	29,885,913	27.73	to	16.42	393,015,826	-	0.20	to	2.65	23.06	to	20.12
TA TSW International Equity Initial Class
12/31/2024	26,715,316	2.26	to	12.47	63,169,262	2.91	0.30	to	2.80	3.07	to	0.55
12/31/2023	29,017,224	2.19	to	12.40	67,677,253	1.09	0.30	to	2.80	15.13	to	12.34
12/31/2022	30,412,058	1.90	to	11.04	62,144,473	3.35	0.30	to	2.80	(14.66)	to	(16.73)
12/31/2021	32,805,628	2.23	to	13.25	79,450,845	1.82	0.30	to	2.80	13.07	to	10.32
12/31/2020	37,510,561	1.97	to	12.01	81,434,181	3.13	0.30	to	2.80	6.22	to	3.64
TA TSW International Equity Service Class
12/31/2024	7,256,967	15.85	to	12.36	50,338,682	2.73	0.20	to	2.65	2.91	to	0.44
12/31/2023	7,954,315	15.40	to	12.31	52,560,455	0.84	0.20	to	2.65	15.03	to	12.29
12/31/2022	8,682,343	13.39	to	10.96	48,319,769	3.08	0.20	to	2.65	(14.81)	to	(16.84)
12/31/2021	9,840,797	15.71	to	13.18	61,790,900	1.67	0.20	to	2.65	12.98	to	10.28
12/31/2020	10,449,862	13.91	to	11.95	54,523,483	3.02	0.20	to	2.65	5.99	to	3.46
TA TSW Mid Cap Value Opportunities Service Class
12/31/2024	22,790,847	25.91	to	14.12	210,716,491	1.22	0.20	to	2.80	7.87	to	5.13
12/31/2023	26,043,791	24.02	to	13.44	220,560,051	1.25	0.20	to	2.80	10.35	to	7.57
12/31/2022	30,030,034	21.77	to	12.49	224,237,611	0.55	0.20	to	2.80	(8.61)	to	(10.92)
12/31/2021	32,677,232	23.82	to	14.02	275,957,681	0.61	0.20	to	2.80	28.59	to	25.34
12/31/2020	36,764,402	18.53	to	11.19	231,007,191	1.04	0.20	to	2.80	0.83	to	(1.72)
TA WMC US Growth Initial Class
12/31/2024	140,016,590	6.98	to	29.78	737,945,218	0.01	0.30	to	2.80	28.61	to	25.46
12/31/2023	156,448,883	5.43	to	23.74	647,727,797	0.04	0.30	to	2.80	41.66	to	38.23
12/31/2022	112,484,165	3.83	to	17.17	332,806,510	-	0.30	to	2.80	(31.55)	to	(33.22)
12/31/2021	126,944,457	5.60	to	25.72	555,926,199	0.08	0.30	to	2.80	20.30	to	17.38
12/31/2020	154,155,439	4.65	to	21.91	567,857,743	0.11	0.30	to	2.80	36.89	to	33.56

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

TA WMC US Growth Service Class
12/31/2024	36,923,683	$51.57	to	$29.54	$ 868,451,408	-%	0.20%	to	2.65%	28.44%	to	25.35%
12/31/2023	41,563,604	40.15	to	23.56	743,992,798	-	0.20	to	2.65	41.44	to	38.08
12/31/2022	21,824,681	28.39	to	17.07	224,156,846	-	0.20	to	2.65	(31.65)	to	(33.28)
12/31/2021	24,329,498	41.54	to	25.58	356,189,502	-	0.20	to	2.65	20.13	to	17.26
12/31/2020	26,723,184	34.58	to	21.81	314,480,113	-	0.20	to	2.65	36.66	to	33.41
Vanguard® Balanced
12/31/2024	3,346,843	14.65	to	13.13	46,092,630	2.21	0.27	to	2.60	14.49	to	11.84
12/31/2023	2,955,856	12.79	to	11.74	36,028,930	1.90	0.27	to	2.60	14.02	to	11.40
12/31/2022	2,042,105	11.22	to	10.54	22,168,437	1.74	0.27	to	2.60	(14.53)	to	(16.50)
12/31/2021	1,267,393	13.13	to	12.62	16,289,938	1.02	0.27	to	2.60	18.69	to	15.96
12/31/2020	78,077	11.06	to	10.88	860,575	0.08	0.27	to	2.60	10.38	to	10.16
Vanguard® Capital Growth
12/31/2024	242,843	17.27	to	17.10	4,188,217	1.07	0.27	to	0.47	13.10	to	12.88
12/31/2023	228,569	15.27	to	15.15	3,486,754	0.99	0.27	to	0.47	27.64	to	27.38
12/31/2022	197,024	11.97	to	11.89	2,355,791	0.79	0.27	to	0.47	(15.71)	to	(15.88)
12/31/2021	117,412	14.20	to	14.14	1,665,830	0.50	0.27	to	0.47	21.21	to	20.97
12/31/2020	21,652	11.71	to	11.69	253,306	-	0.27	to	0.47	17.16	to	16.92
Vanguard® Conservative Allocation
12/31/2024	1,408,623	12.05	to	10.80	16,071,368	2.51	0.27	to	2.60	7.20	to	4.72
12/31/2023	1,173,487	11.24	to	10.31	12,627,161	1.79	0.27	to	2.60	12.21	to	9.63
12/31/2022	975,225	10.01	to	9.40	9,474,948	2.02	0.27	to	2.60	(15.13)	to	(17.08)
12/31/2021	665,743	11.80	to	11.34	7,733,391	0.96	0.27	to	2.60	5.70	to	3.27
12/31/2020	41,609	11.16	to	10.98	463,483	0.10	0.27	to	2.60	11.43	to	11.21
Vanguard® Diversified Value
12/31/2024	175,782	17.63	to	17.45	3,095,580	1.52	0.27	to	0.47	14.58	to	14.35
12/31/2023	176,996	15.38	to	15.26	2,720,876	1.22	0.27	to	0.47	19.80	to	19.56
12/31/2022	132,810	12.84	to	12.76	1,704,817	1.01	0.27	to	0.47	(11.73)	to	(11.90)
12/31/2021	96,561	14.55	to	14.49	1,404,212	0.37	0.27	to	0.47	30.11	to	29.85
12/31/2020	5,412	11.18	to	11.16	60,482	-	0.27	to	0.47	11.48	to	11.26
Vanguard® Equity Income
12/31/2024	278,767	15.80	to	15.64	4,402,590	2.50	0.27	to	0.47	14.81	to	14.58
12/31/2023	205,204	13.76	to	13.65	2,822,945	2.61	0.27	to	0.47	7.81	to	7.59
12/31/2022	169,912	12.77	to	12.69	2,168,634	2.26	0.27	to	0.47	(0.93)	to	(1.13)
12/31/2021	70,548	12.89	to	12.83	908,814	1.01	0.27	to	0.47	24.99	to	24.74
12/31/2020	14,586	10.31	to	10.29	150,226	0.68	0.27	to	0.47	2.97	to	2.76
Vanguard® Equity Index
12/31/2024	571,296	42.91	to	24.15	19,766,714	1.29	0.27	to	2.50	24.50	to	21.78
12/31/2023	652,810	34.46	to	19.83	17,100,972	1.32	0.27	to	2.50	25.78	to	23.05
12/31/2022	632,828	27.40	to	16.11	12,705,695	1.08	0.27	to	2.50	(18.45)	to	(20.22)
12/31/2021	829,466	33.60	to	20.20	9,934,344	0.97	0.27	to	2.50	28.20	to	25.42
12/31/2020	734,295	26.21	to	16.10	5,640,805	1.70	0.27	to	2.50	17.88	to	15.32
Vanguard® Global Bond Index
12/31/2024	121,798	9.76	to	9.66	1,186,450	2.77	0.27	to	0.47	1.76	to	1.55
12/31/2023	110,531	9.59	to	9.51	1,058,304	1.86	0.27	to	0.47	6.23	to	6.02
12/31/2022	87,809	9.03	to	8.97	792,449	2.85	0.27	to	0.47	(13.36)	to	(13.53)
12/31/2021	30,326	10.42	to	10.38	315,941	0.99	0.27	to	0.47	(2.11)	to	(2.30)
12/31/2020	3,894	10.64	to	10.62	41,442	-	0.27	to	0.47	6.38	to	6.17
Vanguard® Growth
12/31/2024	755,795	20.73	to	20.52	15,659,300	0.21	0.27	to	0.47	32.77	to	32.51
12/31/2023	315,507	15.61	to	15.49	4,920,201	0.23	0.27	to	0.47	39.76	to	39.48
12/31/2022	284,871	11.17	to	11.10	3,179,060	-	0.27	to	0.47	(33.54)	to	(33.68)
12/31/2021	207,643	16.81	to	16.74	3,489,927	0.01	0.27	to	0.47	17.54	to	17.31
12/31/2020	41,163	14.30	to	14.27	588,485	-	0.27	to	0.47	42.71	to	42.42

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Vanguard® High Yield Bond
12/31/2024	312,758	$11.64	to	$11.53	$3,641,513	4.36%	0.27%	to	0.47%	6.16%	to	5.95%
12/31/2023	194,541	10.97	to	10.88	2,133,574	4.16	0.27	to	0.47	11.37	to	11.14
12/31/2022	124,966	9.85	to	9.79	1,230,611	4.77	0.27	to	0.47	(9.61)	to	(9.79)
12/31/2021	50,792	10.90	to	10.85	553,263	1.14	0.27	to	0.47	3.40	to	3.19
12/31/2020	4,192	10.54	to	10.52	44,141	-	0.27	to	0.47	5.39	to	5.18
Vanguard® International
12/31/2024	467,397	23.32	to	17.62	8,467,892	1.16	0.27	to	2.70	8.72	to	6.13
12/31/2023	510,420	21.45	to	16.60	7,666,543	1.47	0.27	to	2.70	14.35	to	11.65
12/31/2022	486,799	18.76	to	14.87	5,871,484	1.34	0.27	to	2.70	(30.31)	to	(31.96)
12/31/2021	469,378	26.91	to	21.85	7,109,922	0.21	0.27	to	2.70	(1.81)	to	(4.13)
12/31/2020	371,216	27.41	to	22.80	4,482,671	1.15	0.27	to	2.70	57.16	to	53.44
Vanguard® Mid-Cap Index
12/31/2024	1,376,980	31.37	to	17.77	39,633,203	1.22	0.27	to	2.70	14.76	to	12.03
12/31/2023	960,505	27.34	to	15.86	24,221,625	1.26	0.27	to	2.70	15.52	to	12.79
12/31/2022	684,979	23.67	to	14.06	14,987,533	1.05	0.27	to	2.70	(19.04)	to	(20.95)
12/31/2021	525,414	29.23	to	17.79	12,811,995	0.68	0.27	to	2.70	24.02	to	21.09
12/31/2020	222,552	23.57	to	14.69	3,327,984	1.36	0.27	to	2.70	17.75	to	14.97
Vanguard® Moderate Allocation
12/31/2024	2,408,482	13.28	to	11.90	30,484,257	2.28	0.27	to	2.60	10.02	to	7.48
12/31/2023	2,219,257	12.07	to	11.07	25,875,445	1.89	0.27	to	2.60	15.24	to	12.59
12/31/2022	1,822,015	10.47	to	9.83	18,671,605	2.11	0.27	to	2.60	(16.15)	to	(18.08)
12/31/2021	1,237,813	12.49	to	12.00	15,250,760	0.91	0.27	to	2.60	9.78	to	7.25
12/31/2020	280,359	11.38	to	11.19	3,188,739	0.04	0.27	to	2.60	13.46	to	13.24
Vanguard® Money Market
12/31/2024	894,791	11.13	to	11.02	9,955,480	5.06	0.27	to	0.47	4.91	to	4.70
12/31/2023	750,806	10.61	to	10.52	7,964,434	4.96	0.27	to	0.47	4.77	to	4.56
12/31/2022	494,571	10.13	to	10.07	5,005,978	1.40	0.27	to	0.47	1.24	to	1.03
12/31/2021	460,735	10.00	to	9.96	4,608,533	0.01	0.27	to	0.47	(0.25)	to	(0.45)
12/31/2020	86,890	10.03	to	10.01	871,107	0.09	0.27	to	0.47	0.25	to	0.05
Vanguard® Real Estate Index
12/31/2024	594,780	17.90	to	11.83	10,208,557	2.65	0.27	to	2.50	4.46	to	2.17
12/31/2023	242,404	17.13	to	11.58	3,659,996	2.48	0.27	to	2.50	11.40	to	8.98
12/31/2022	252,079	15.38	to	10.63	3,401,801	1.77	0.27	to	2.50	(26.50)	to	(28.09)
12/31/2021	179,084	20.92	to	14.78	2,851,570	1.61	0.27	to	2.50	39.83	to	36.79
12/31/2020	129,054	14.96	to	10.80	1,167,278	2.20	0.27	to	2.50	(5.11)	to	(7.18)
Vanguard® Short-Term Investment Grade
12/31/2024	1,457,595	12.03	to	9.71	15,913,653	3.50	0.27	to	2.70	4.61	to	2.12
12/31/2023	1,369,424	11.50	to	9.50	13,617,413	1.78	0.27	to	2.70	5.87	to	3.37
12/31/2022	938,005	10.86	to	9.19	8,419,841	1.68	0.27	to	2.70	(5.98)	to	(8.20)
12/31/2021	861,637	11.55	to	10.02	7,632,207	1.80	0.27	to	2.70	(0.72)	to	(3.07)
12/31/2020	797,099	11.63	to	10.33	5,948,894	2.36	0.27	to	2.70	5.21	to	2.72
Vanguard® Total Bond Market Index
12/31/2024	1,682,459	10.96	to	8.90	17,630,542	2.59	0.27	to	2.70	0.97	to	(1.43)
12/31/2023	1,324,563	10.85	to	9.03	13,658,790	2.43	0.27	to	2.70	5.29	to	2.81
12/31/2022	1,216,852	10.31	to	8.78	11,337,994	2.10	0.27	to	2.70	(13.45)	to	(15.49)
12/31/2021	1,159,191	11.91	to	10.39	11,292,522	1.64	0.27	to	2.70	(1.98)	to	(4.30)
12/31/2020	715,748	12.15	to	10.86	6,709,297	1.96	0.27	to	2.70	7.29	to	4.75
Vanguard® Total International Stock Market Index
12/31/2024	657,784	12.22	to	12.09	8,026,078	2.96	0.27	to	0.47	4.77	to	4.56
12/31/2023	551,380	11.66	to	11.57	6,422,574	2.78	0.27	to	0.47	15.23	to	15.00
12/31/2022	503,602	10.12	to	10.06	5,091,921	2.94	0.27	to	0.47	(16.24)	to	(16.41)
12/31/2021	240,815	12.08	to	12.03	2,908,503	1.25	0.27	to	0.47	8.24	to	8.02
12/31/2020	41,446	11.16	to	11.14	462,542	-	0.27	to	0.47	10.88	to	10.66

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
Subaccount	Units	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Vanguard® Total Stock Market Index
12/31/2024	1,254,270	$18.77	to	$18.59	$23,495,552	1.25%	0.27%	to	0.47%	23.38%	to	23.13%
12/31/2023	1,151,870	15.22	to	15.09	17,497,907	1.06	0.27	to	0.47	25.61	to	25.36
12/31/2022	829,114	12.11	to	12.04	10,036,777	1.30	0.27	to	0.47	(19.81)	to	(19.97)
12/31/2021	647,860	15.11	to	15.04	9,784,565	0.39	0.27	to	0.47	25.30	to	25.05
12/31/2020	85,924	12.06	to	12.03	1,035,709	0.05	0.27	to	0.47	20.23	to	19.99
Voya Global Perspectives Class S Shares
12/31/2024	104	13.01	to	11.99	1,349	3.53	1.29	to	2.14	5.50	to	4.60
12/31/2023	1,245	12.33	to	11.46	15,362	4.94	1.29	to	2.14	8.87	to	7.95
12/31/2022	2,207	11.33	to	10.62	25,002	3.07	1.29	to	2.14	(18.71)	to	(19.40)
12/31/2021	2,380	13.94	to	13.17	33,169	3.35	1.29	to	2.14	4.48	to	3.60
12/31/2020	2,103	13.34	to	12.71	28,058	3.01	1.29	to	2.14	14.31	to	13.34
Voya Large Cap Value Class S Shares
12/31/2024	79	20.93	to	19.28	1,646	1.71	1.29	to	2.14	15.38	to	14.40
12/31/2023	82	18.14	to	16.85	1,491	1.76	1.29	to	2.14	11.83	to	10.89
12/31/2022	82	16.22	to	15.19	1,322	1.44	1.29	to	2.14	(4.71)	to	(5.52)
12/31/2021	89	17.02	to	16.08	1,518	2.27	1.29	to	2.14	25.05	to	23.99
12/31/2020	97	13.61	to	12.97	1,319	2.20	1.29	to	2.14	4.61	to	3.73
Wanger Acorn
12/31/2024	-	3.50	to	15.59	-	-	0.30	to	2.50	13.84	to	11.38
12/31/2023	-	3.07	to	13.99	-	-	0.30	to	2.50	21.37	to	18.78
12/31/2022	-	2.53	to	11.78	-	-	0.30	to	2.50	(33.66)	to	(35.09)
12/31/2021	-	3.82	to	18.15	-	-	0.30	to	2.50	8.57	to	6.24
12/31/2020	-	3.51	to	17.08	-	-	0.30	to	2.50	23.86	to	21.20
Wanger International
12/31/2024	20,766	1.69	to	11.15	143,168	1.39	0.30	to	2.50	(8.52)	to	(10.50)
12/31/2023	22,363	1.85	to	12.46	169,801	0.31	0.30	to	2.50	16.60	to	14.11
12/31/2022	23,884	1.59	to	10.92	156,056	0.93	0.30	to	2.50	(34.04)	to	(35.46)
12/31/2021	32,978	2.41	to	16.92	287,903	0.56	0.30	to	2.50	18.45	to	15.91
12/31/2020	40,908	2.03	to	14.59	257,894	2.38	0.30	to	2.50	14.02	to	11.57

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2024

5. Financial Highlights (continued)

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2024

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses.

TLIC also deducts an annual charge during the accumulation phase, not to exceed $50, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.05% to 2.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees that is based on their actual policy:

Subaccount	Additional Fund Facilitation Fee Assessed
AB Balanced Hedged Allocation Class B Shares	0.20%
AB Relative Value Class B Shares	0.20%
American Funds - Asset Allocation Class 2 Shares	0.30% - 0.40%
American Funds - Asset Allocation Class 4 Shares	0.20%
American Funds - Growth Class 2 Shares	0.30% - 0.40%
American Funds - Growth Class 4 Shares	0.13%
American Funds - Growth-Income Class 2 Shares	0.30% - 0.40%
American Funds - Growth-Income Class 4 Shares	0.13%
American Funds - International Class 2 Shares	0.30% - 0.40%
American Funds - International Class 4 Shares	0.13%
American Funds - New World Class 4 Shares	0.15%
American Funds - The Bond Fund of America Class 2 Shares	0.30% - 0.40%
American Funds - The Bond Fund of America Class 4 Shares	0.11%
DFA VA Global Bond	0.60%
Fidelity® VIP Balanced Service Class 2	0.20%
Fidelity® VIP Consumer Staples Initial Class	0.50%
Fidelity® VIP Contrafund® Initial Class	0.20%
Fidelity® VIP Contrafund® Service Class 2	0.20%
Fidelity® VIP Energy Service Class 2	0.30%
Fidelity® VIP Equity-Income Initial Class	0.20%
Fidelity® VIP Growth Initial Class	0.20%
Fidelity® VIP Health Care Service Class 2	0.30%
Fidelity® VIP Mid Cap Initial Class	0.20%
Fidelity® VIP Mid Cap Service Class 2	0.20%
Fidelity® VIP Technology Initial Class	0.50%
Fidelity® VIP Utilities Initial Class	0.50%
Fidelity® VIP Value Strategies Initial Class	0.20%
Fidelity® VIP Value Strategies Service Class 2	0.20%
Franklin Allocation Class 4 Shares	0.15%
State Street Total Return V.I.S. Class 3 Shares	0.20%
TA MSCI EAFE Index Service Class	0.15%
TA S&P 500 Index Service Class	0.15%
Vanguard® Balanced	0.60%
Vanguard® Conservative Allocation	0.60%
Vanguard® Equity Index	0.20% - 0.60%
Vanguard® International	0.20% - 0.60%

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2024

6. Administrative and Mortality and Expense Risk Charges (continued)

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees that is based on their actual policy

Subaccount	Additional Fund Facilitation Fee Assessed
Vanguard® Mid-Cap Index	0.20% - 0.60%
Vanguard® Moderate Allocation	0.60%
Vanguard® Real Estate Index	0.20% - 0.60%
Vanguard® Short-Term Investment Grade	0.20% - 0.60%
Vanguard® Total Bond Market Index	0.20% - 0.60%
Voya Global Perspectives Class S Shares	0.14%
Voya Large Cap Value Class S Shares	0.14%
Wanger Acorn	0.30%
Wanger International	0.30%

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2024

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2024

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2024 and for the year ended December 31, 2024 and December 31, 2023.